UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio, Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Date of reporting period: February 28, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report
February 28, 2021
Wells Fargo Bloomberg Barclays
US Aggregate ex-Corporate Portfolio

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Manjunath Boraiah†, Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk
Ten largest holdings (%) as of February 28, 2021[1]
FNMA, 2.00%, 3-11-2051	3.61
U.S. Treasury Bond, 3.00%, 5-15-2047	3.03
FNMA, 2.50%, 7-25-2050	2.76
FHLMC, 3.00%, 2-1-2047	1.88
GNMA, 3.50%, 2-20-2045	1.54
FHLMC, 3.50%, 2-1-2044	1.54
GNMA, 3.00%, 10-20-2050	1.34
FNMA, 4.00%, 6-1-2042	1.32
FNMA, 4.50%, 9-1-2040	1.26
U.S. Treasury Bond, 2.75%, 8-15-2042	1.16
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

†	Mr. Boraiah became a portfolio manager of the Portfolio on August 28, 2020.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.48%
FFCB	0.17%	11-30-2022	$20,000	$ 20,004
FFCB	0.30	3-28-2024	100,000	99,942
FFCB	0.48	9-3-2024	70,000	69,720
FFCB	0.57	7-2-2024	180,000	180,239
FFCB	1.46	3-3-2023	210,000	210,018
FHLB	0.55	2-12-2026	970,000	960,798
FHLB	1.50	8-15-2024	10,000	10,376
FHLB	2.13	6-9-2023	70,000	73,181
FHLB	2.38	9-8-2023	30,000	31,627
FHLB	2.50	3-11-2022	10,000	10,246
FHLB	2.75	12-13-2024	10,000	10,862
FHLB	2.88	6-14-2024	430,000	465,163
FHLB	2.88	9-13-2024	60,000	65,212
FHLB	3.00	3-10-2028	10,000	11,191
FHLB	3.38	9-8-2023	30,000	32,367
FHLB	5.38	8-15-2024	690,000	807,039
FHLB	5.63	3-14-2036	10,000	14,972
FHLMC	0.30	6-30-2022	420,000	420,248
FHLMC	0.32	11-24-2023	50,000	50,018
FHLMC	0.40	12-1-2023	20,000	20,000
FHLMC	0.62	12-1-2025	940,000	927,472
FHLMC	1.50	11-1-2035	994,153	1,005,984
FHLMC	2.50	3-1-2032	2,479,562	2,593,948
FHLMC	2.50	2-1-2035	1,119,633	1,170,967
FHLMC	2.75	6-19-2023	220,000	232,925
FHLMC	3.00	2-1-2047	10,374,778	11,021,299
FHLMC	3.00	3-1-2048	88,913	93,142
FHLMC	3.00	6-1-2050	1,930,644	2,052,449
FHLMC	3.00	7-1-2050	3,633,810	3,863,057
FHLMC	3.00	8-1-2050	1,712,636	1,820,986
FHLMC	3.50	2-1-2044	8,346,562	9,057,046
FHLMC	3.50	4-1-2045	351,141	381,234
FHLMC	3.50	8-1-2047	3,802,063	4,050,618
FHLMC	3.50	4-1-2050	2,526,264	2,676,554
FHLMC	6.00	7-1-2040	1,812,367	2,161,155
FHLMC	6.75	3-15-2031	330,000	492,158
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	545,000	571,634
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	321,765
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	53,129
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	64,192
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	58,787
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	236,633
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	845,422
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	50,706
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	479,664
FHLMC Series K152 Class A1	2.83	5-25-2030	307,624	334,330
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	139,064
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	78,319
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	47,256
FNMA	0.25	5-22-2023	330,000	330,475
FNMA	0.50	11-7-2025	280,000	277,234
FNMA	0.63	4-22-2025	650,000	651,454
FNMA %%	1.50	3-16-2036	1,050,000	1,061,493
FNMA %%	1.50	3-11-2051	2,095,000	2,058,256
The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA %%	2.00%	1-25-2036	$5,885,000	$ 6,089,186
FNMA	2.00	1-1-2041	985,042	1,010,222
FNMA %%	2.00	3-11-2051	20,970,000	21,182,152
FNMA	2.13	4-24-2026	180,000	192,208
FNMA	2.25	4-12-2022	880,000	901,407
FNMA	2.50	12-1-2027	482,903	505,043
FNMA	2.50	9-1-2031	1,700,332	1,778,290
FNMA	2.50	2-1-2035	1,509,410	1,578,614
FNMA %%	2.50	7-25-2050	15,635,000	16,209,093
FNMA	2.50	11-1-2050	4,897,683	5,090,186
FNMA	3.00	12-1-2026	1,957,290	2,067,426
FNMA	3.00	12-1-2030	358,892	382,949
FNMA	3.00	7-1-2032	2,161,596	2,282,316
FNMA	3.00	1-1-2034	402,048	424,223
FNMA	3.00	8-1-2036	135,650	143,268
FNMA	3.00	2-1-2037	2,710,732	2,863,589
FNMA	3.00	8-1-2043	1,847,356	1,973,624
FNMA	3.00	11-1-2046	1,943,585	2,074,419
FNMA	3.00	12-1-2047	1,152,126	1,207,896
FNMA	3.00	9-1-2050	5,709,557	6,041,853
FNMA	3.50	4-1-2034	2,690,154	2,895,099
FNMA	3.50	1-1-2035	128,935	139,781
FNMA	3.50	3-1-2036	1,568,336	1,691,065
FNMA	3.50	4-1-2037	690,948	739,130
FNMA	3.50	6-1-2042	383,144	418,138
FNMA	3.50	7-1-2042	643,021	697,795
FNMA	3.50	9-1-2043	1,382,723	1,503,684
FNMA	3.50	3-1-2048	517,471	550,967
FNMA	3.50	5-1-2050	3,488,896	3,700,415
FNMA	3.50	6-1-2050	784,233	831,403
FNMA	4.00	6-1-2042	7,003,165	7,765,201
FNMA	4.00	6-1-2042	564,257	621,785
FNMA	4.00	8-1-2043	3,258,982	3,579,445
FNMA	4.00	12-1-2047	2,209,983	2,382,333
FNMA	4.00	2-1-2048	1,929,265	2,186,422
FNMA	4.00	6-1-2048	596,841	643,645
FNMA	4.00	8-1-2048	396,104	425,678
FNMA	4.00	2-1-2050	1,173,949	1,262,745
FNMA	4.50	5-1-2040	269,803	301,443
FNMA	4.50	9-1-2040	6,555,206	7,386,023
FNMA	4.50	2-1-2047	2,142,558	2,369,207
FNMA	4.50	4-1-2048	663,896	724,973
FNMA	4.50	8-1-2048	46,950	51,101
FNMA	5.00	1-1-2042	230,028	265,649
FNMA	5.00	6-1-2045	948,126	1,102,556
FNMA	5.00	7-1-2045	1,483,479	1,717,539
FNMA	5.50	9-1-2040	1,892,197	2,218,491
FNMA	6.00	5-1-2041	103,854	124,914
FNMA	6.21	8-6-2038	60,000	99,436
FNMA	6.25	5-15-2029	100,000	138,007
FNMA	7.13	1-15-2030	250,000	368,624
FNMA	7.25	5-15-2030	80,000	120,071
FNMA Series 2012-M14 Class AI ±±	2.89	9-25-2027	164,435	174,161
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	233,565
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	185,295
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2017-M1 Class A2 ±±	2.42%	10-25-2026	$275,000	$ 292,726
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,495,949
FNMA Series 2017-M5 Class A2 ±±	3.16	4-25-2029	70,000	79,136
FNMA Series 2018-M1 Class A2 ±±	2.99	12-25-2027	1,740,000	1,928,155
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	90,000	105,907
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	250,507
FNMA Series 2020 M1 Class A2	2.44	10-25-2029	1,100,000	1,178,756
GNMA %%	2.00	3-18-2051	3,510,000	3,562,513
GNMA %%	2.50	6-20-2050	5,490,000	5,700,164
GNMA	2.50	12-20-2050	1,953,463	2,030,275
GNMA	3.00	4-20-2045	4,108,278	4,355,731
GNMA	3.00	11-20-2045	329,447	348,398
GNMA	3.00	3-20-2046	733,373	776,220
GNMA	3.00	12-20-2049	1,650,430	1,718,952
GNMA	3.00	10-20-2050	7,480,679	7,862,309
GNMA	3.50	2-20-2045	8,370,361	9,068,922
GNMA	3.50	6-20-2045	1,367,511	1,470,984
GNMA	3.50	11-20-2045	1,579,956	1,699,501
GNMA	3.50	7-20-2047	394,599	421,594
GNMA	3.50	5-20-2048	111,960	119,811
GNMA	4.00	7-20-2044	1,643,135	1,820,037
GNMA	4.00	8-20-2044	809,820	896,893
GNMA	4.00	9-20-2044	1,660,794	1,839,217
GNMA	4.00	12-20-2047	2,557,461	2,768,130
TVA	1.88	8-15-2022	218,000	223,422
TVA	2.88	2-1-2027	35,000	38,858
TVA	4.63	9-15-2060	55,000	79,024
TVA	4.65	6-15-2035	610,000	816,526
TVA	5.38	4-1-2056	140,000	222,218
TVA	5.50	6-15-2038	30,000	43,493
TVA	6.75	11-1-2025	120,000	153,667
Total Agency securities (Cost $226,813,939)				231,805,775
Asset-backed securities: 0.63%
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	112,570
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	144,259	144,936
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	89,565
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	82,765
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	45,891	47,687
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	211,076
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	110,788
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	191,932
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	153,867
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	341,491
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	51,675
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	105,615
Ford Credit Floorplan Master Owner Trust Series 2018-3 Class A1	3.52	10-15-2023	105,000	107,145
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	69,946
The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11%	5-15-2023	$5,283	$ 5,297
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	95,959
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	201,922
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	155,000	161,865
Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42	4-15-2025	140,000	142,038
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	175,754
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	112,169
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	155,000	156,219
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	238,274
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	211,168
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	207,479
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,413
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	146,035	147,160
Total Asset-backed securities (Cost $3,626,625)				3,705,775
Municipal obligations: 0.82%
California: 0.33%
Education revenue: 0.02%
California Series B	3.90	11-1-2047	15,000	17,712
University of California Series AD	4.86	5-15-2112	70,000	93,510
				111,222
GO revenue: 0.19%
California Build America Bonds	7.35	11-1-2039	190,000	301,072
California Build America Bonds	7.55	4-1-2039	170,000	284,347
California Build America Bonds	7.60	11-1-2040	15,000	25,947
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	159,790
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	8,583
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	20,515
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	75,695
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	233,491
				1,109,440
Transportation revenue: 0.07%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	161,027
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	22,355
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	240,731
				424,113
Utilities revenue: 0.05%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	56,136
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Los Angeles CA Department of Water & Power Build America Bonds Series A	5.72%	7-1-2039	$100,000	$ 142,957
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	88,323
				287,416
Florida: 0.04%
Miscellaneous revenue: 0.04%
Florida Board of Administrative Finance	2.15	7-1-2030	200,000	204,170
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	14,193
Illinois: 0.08%
GO revenue: 0.02%
Chicago IL Series B	6.31	1-1-2044	50,000	60,279
Illinois Taxable Pension	5.10	6-1-2033	50,000	55,856
				116,135
Miscellaneous revenue: 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	53,532
Tax revenue: 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	299,011
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,406
Massachusetts: 0.03%
GO revenue: 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	162,858
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	6,247
				169,105
New Jersey: 0.05%
Miscellaneous revenue: 0.02%
New Jersey EDA Series A (National Insured)	7.43	2-15-2029	95,000	123,609
Transportation revenue: 0.03%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	85,854
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	111,055
				196,909
New York: 0.16%
Airport revenue: 0.07%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	243,631
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	122,998
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	59,115
The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
				425,744
Tax revenue: 0.09%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34%	11-15-2039	$140,000	$ 222,375
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	171,993
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	128,985
				523,353
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	14,194
Ohio: 0.04%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	6,627
Utilities revenue: 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	210,993
Oregon: 0.03%
Tax revenue: 0.03%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	69,977
Oregon Taxable Pension	5.76	6-1-2023	107,224	115,105
				185,082
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	7,008
Texas: 0.04%
Transportation revenue: 0.02%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	66,718
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	55,273
				121,991
Utilities revenue: 0.02%
San Antonio TX Electric and Gas Revenue	4.43	2-1-2042	110,000	134,140
Wisconsin: 0.02%
Tax revenue: 0.02%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	88,809
Total Municipal obligations (Cost $4,459,253)				4,833,202
Non-agency mortgage-backed securities: 1.14%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	498,689
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	27,307
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	156,828
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	22,457
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14%	2-10-2048	$55,000	$ 59,145
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	110,000	120,138
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.75	2-10-2049	40,000	44,886
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.75	2-10-2049	95,000	100,129
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	145,096
Citigroup Commercial Mortgage Trust Series 2017-P8 Class AS ±±	3.79	9-15-2050	300,000	333,082
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	606,542
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	6,797	6,812
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,783	55,086
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	62,091
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.60	9-10-2047	195,000	199,073
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.45	12-10-2047	60,000	63,938
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	65,060
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.37	10-10-2049	65,000	68,969
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	239,336
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	41,285
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	285,978
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	80,144
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	204,091
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	159,138
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	13,898	14,883
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	215,960
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	219,791
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	61,615
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.35	8-15-2046	360,000	361,329
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	52,028
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	65,067
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class ASB	3.04	4-15-2048	849,681	889,575
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	299,837
The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73%	5-15-2048	$400,000	$ 444,205
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	432,558
Total Non-agency mortgage-backed securities (Cost $6,436,541)				6,702,148
U.S. Treasury securities: 52.31%
U.S. Treasury Bond	1.13	5-15-2040	1,595,000	1,370,205
U.S. Treasury Bond	1.13	8-15-2040	855,000	731,292
U.S. Treasury Bond	1.25	5-15-2050	1,285,000	1,037,738
U.S. Treasury Bond	1.38	11-15-2040	1,350,000	1,207,406
U.S. Treasury Bond	1.38	8-15-2050	2,420,000	2,020,322
U.S. Treasury Bond	1.50	1-31-2027	1,350,000	1,395,404
U.S. Treasury Bond	1.50	2-15-2030	2,090,000	2,121,677
U.S. Treasury Bond	1.63	11-15-2050	1,625,000	1,444,980
U.S. Treasury Bond	1.88	2-15-2051	1,290,000	1,221,469
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	2,449,865
U.S. Treasury Bond	2.13	9-30-2024	3,270,000	3,470,288
U.S. Treasury Bond	2.13	11-30-2024	995,000	1,056,877
U.S. Treasury Bond	2.25	8-15-2049	1,725,000	1,774,594
U.S. Treasury Bond	2.38	11-15-2049	1,660,000	1,754,283
U.S. Treasury Bond	2.50	2-15-2046	100,000	107,617
U.S. Treasury Bond	2.50	5-15-2046	200,000	215,133
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	6,797,154
U.S. Treasury Bond	2.75	11-15-2042	1,920,000	2,160,150
U.S. Treasury Bond	2.75	11-15-2047	1,025,000	1,159,651
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,572,641
U.S. Treasury Bond	2.88	5-15-2043	605,000	695,301
U.S. Treasury Bond	2.88	5-15-2049	2,040,000	2,375,723
U.S. Treasury Bond	3.00	5-15-2042	145,000	169,758
U.S. Treasury Bond	3.00	11-15-2044	585,000	685,684
U.S. Treasury Bond	3.00	5-15-2045	105,000	123,309
U.S. Treasury Bond	3.00	11-15-2045	35,000	41,146
U.S. Treasury Bond	3.00	2-15-2047	310,000	366,296
U.S. Treasury Bond	3.00	5-15-2047	15,051,000	17,798,390
U.S. Treasury Bond	3.00	2-15-2048	435,000	515,781
U.S. Treasury Bond	3.00	8-15-2048	10,000	11,879
U.S. Treasury Bond	3.00	2-15-2049	1,330,000	1,583,479
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	1,301,528
U.S. Treasury Bond	3.13	2-15-2042	370,000	441,890
U.S. Treasury Bond	3.13	2-15-2043	2,010,000	2,400,537
U.S. Treasury Bond	3.38	5-15-2044	20,000	24,851
U.S. Treasury Bond	3.50	2-15-2039	15,000	18,795
U.S. Treasury Bond	3.63	8-15-2043	110,000	141,616
U.S. Treasury Bond	3.63	2-15-2044	35,000	45,123
U.S. Treasury Bond	3.75	8-15-2041	35,000	45,563
U.S. Treasury Bond	3.75	11-15-2043	350,000	458,992
U.S. Treasury Bond	4.25	11-15-2040	480,000	663,319
U.S. Treasury Bond	4.38	5-15-2040	800,000	1,119,594
U.S. Treasury Bond	4.38	5-15-2041	1,905,000	2,681,436
U.S. Treasury Bond	4.50	8-15-2039	550,000	777,047
U.S. Treasury Bond	4.75	2-15-2041	120,000	176,447
U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,299,331
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	5.38%	2-15-2031	$1,592,000	$ 2,194,162
U.S. Treasury Bond	5.50	8-15-2028	430,000	564,677
U.S. Treasury Bond	6.13	11-15-2027	245,000	326,223
U.S. Treasury Bond	6.13	8-15-2029	735,000	1,026,301
U.S. Treasury Bond	6.25	5-15-2030	905,000	1,297,791
U.S. Treasury Bond	6.38	8-15-2027	50,000	66,959
U.S. Treasury Bond	6.88	8-15-2025	335,000	427,648
U.S. Treasury Note	0.13	4-30-2022	3,030,000	3,030,473
U.S. Treasury Note	0.13	5-31-2022	2,595,000	2,595,405
U.S. Treasury Note	0.13	6-30-2022	3,085,000	3,086,085
U.S. Treasury Note	0.13	8-31-2022	1,700,000	1,700,066
U.S. Treasury Note	0.13	5-15-2023	2,815,000	2,812,471
U.S. Treasury Note	0.13	7-15-2023	545,000	544,255
U.S. Treasury Note	0.13	8-15-2023	3,190,000	3,184,642
U.S. Treasury Note	0.13	9-15-2023	2,855,000	2,848,978
U.S. Treasury Note	0.13	12-15-2023	2,445,000	2,436,404
U.S. Treasury Note	0.25	4-15-2023	1,475,000	1,477,881
U.S. Treasury Note	0.25	6-15-2023	2,925,000	2,929,913
U.S. Treasury Note	0.25	11-15-2023	3,105,000	3,105,970
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,765,877
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,276,182
U.S. Treasury Note	0.25	7-31-2025	3,000,000	2,953,711
U.S. Treasury Note	0.25	8-31-2025	3,060,000	3,008,482
U.S. Treasury Note	0.25	9-30-2025	3,065,000	3,010,405
U.S. Treasury Note	0.25	10-31-2025	1,905,000	1,869,207
U.S. Treasury Note	0.38	3-31-2022	2,895,000	2,902,916
U.S. Treasury Note	0.38	12-31-2025	2,315,000	2,279,732
U.S. Treasury Note	0.38	7-31-2027	1,860,000	1,785,673
U.S. Treasury Note	0.38	9-30-2027	2,985,000	2,855,922
U.S. Treasury Note	0.50	3-15-2023	750,000	755,361
U.S. Treasury Note	0.50	3-31-2025	2,925,000	2,921,915
U.S. Treasury Note	0.50	4-30-2027	220,000	213,770
U.S. Treasury Note	0.50	5-31-2027	1,645,000	1,595,907
U.S. Treasury Note	0.50	6-30-2027	2,225,000	2,156,251
U.S. Treasury Note	0.50	8-31-2027	2,015,000	1,946,364
U.S. Treasury Note	0.63	3-31-2027	1,015,000	995,255
U.S. Treasury Note	0.63	11-30-2027	2,840,000	2,755,244
U.S. Treasury Note	0.63	12-31-2027	2,145,000	2,078,639
U.S. Treasury Note	0.63	5-15-2030	2,675,000	2,505,618
U.S. Treasury Note	0.63	8-15-2030	3,160,000	2,950,156
U.S. Treasury Note	0.75	1-31-2028	1,615,000	1,576,896
U.S. Treasury Note	0.88	11-15-2030	3,240,000	3,089,138
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,900,071
U.S. Treasury Note	1.25	7-31-2023	630,000	646,095
U.S. Treasury Note	1.25	8-31-2024	810,000	834,205
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,362,069
U.S. Treasury Note	1.38	8-31-2023	725,000	746,212
U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,319,290
U.S. Treasury Note	1.38	8-31-2026	1,290,000	1,327,491
U.S. Treasury Note	1.50	8-15-2022	2,480,000	2,529,891
U.S. Treasury Note	1.50	1-15-2023	1,695,000	1,738,302
U.S. Treasury Note	1.50	2-28-2023	3,560,000	3,656,788
U.S. Treasury Note	1.50	3-31-2023	6,085,000	6,255,428
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,339,581
U.S. Treasury Note	1.50	10-31-2024	225,000	233,728
The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.50%	8-15-2026	$545,000	$ 564,437
U.S. Treasury Note	1.63	8-15-2022	175,000	178,828
U.S. Treasury Note	1.63	4-30-2023	280,000	288,827
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,190,184
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,634,456
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,518,606
U.S. Treasury Note	1.63	5-15-2026	2,720,000	2,839,000
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,453,579
U.S. Treasury Note	1.63	10-31-2026	915,000	953,137
U.S. Treasury Note	1.63	8-15-2029	2,005,000	2,063,192
U.S. Treasury Note	1.75	3-31-2022	2,585,000	2,630,944
U.S. Treasury Note	1.75	4-30-2022	805,000	820,408
U.S. Treasury Note	1.75	5-15-2022	3,030,000	3,090,127
U.S. Treasury Note	1.75	5-31-2022	3,425,000	3,495,507
U.S. Treasury Note	1.75	6-30-2022	2,820,000	2,881,798
U.S. Treasury Note	1.75	9-30-2022	10,000	10,256
U.S. Treasury Note	1.75	5-15-2023	410,000	424,206
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,672,475
U.S. Treasury Note	1.75	12-31-2026	2,720,000	2,851,644
U.S. Treasury Note	1.75	11-15-2029	830,000	861,903
U.S. Treasury Note	1.88	7-31-2022	1,865,000	1,911,115
U.S. Treasury Note	1.88	10-31-2022	2,775,000	2,855,323
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,460,412
U.S. Treasury Note	2.00	10-31-2022	1,990,000	2,052,032
U.S. Treasury Note	2.00	11-30-2022	1,300,000	1,342,352
U.S. Treasury Note	2.00	2-15-2023	30,000	31,088
U.S. Treasury Note	2.00	6-30-2024	4,751,000	5,011,006
U.S. Treasury Note	2.00	2-15-2025	340,000	360,002
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,273,875
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,761,824
U.S. Treasury Note	2.13	11-30-2023	750,000	788,818
U.S. Treasury Note	2.13	7-31-2024	10,000	10,596
U.S. Treasury Note	2.13	5-15-2025	880,000	937,991
U.S. Treasury Note	2.25	12-31-2023	15,000	15,844
U.S. Treasury Note	2.25	4-30-2024	605,000	641,820
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,170,852
U.S. Treasury Note	2.25	11-15-2024	640,000	682,725
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,585,586
U.S. Treasury Note	2.25	11-15-2025	1,805,000	1,937,766
U.S. Treasury Note	2.25	2-15-2027	400,000	430,828
U.S. Treasury Note	2.25	11-15-2027	20,000	21,536
U.S. Treasury Note	2.38	8-15-2024	490,000	523,688
U.S. Treasury Note	2.38	5-15-2027	4,133,000	4,485,274
U.S. Treasury Note	2.38	5-15-2029	690,000	750,887
U.S. Treasury Note	2.50	8-15-2023	1,975,000	2,086,557
U.S. Treasury Note	2.50	1-31-2024	895,000	952,965
U.S. Treasury Note	2.50	5-15-2024	1,150,000	1,230,635
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,800,925
U.S. Treasury Note	2.50	2-28-2026	800,000	870,250
U.S. Treasury Note	2.63	12-31-2025	2,015,000	2,201,309
U.S. Treasury Note	2.63	1-31-2026	2,230,000	2,438,017
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,387,277
U.S. Treasury Note	2.75	7-31-2023	2,665,000	2,829,376
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,178,497
U.S. Treasury Note	2.75	2-28-2025	1,410,000	1,535,909
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.75%	6-30-2025	$1,270,000	$ 1,388,021
U.S. Treasury Note	2.75	8-31-2025	2,185,000	2,392,063
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,982,238
U.S. Treasury Note	2.88	11-30-2023	2,400,000	2,573,156
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,263,436
U.S. Treasury Note	2.88	8-15-2028	1,875,000	2,104,907
U.S. Treasury Note	3.13	11-15-2028	1,910,000	2,181,727
U.S. Treasury Note	6.00	2-15-2026	450,000	566,385
U.S. Treasury Note	6.50	11-15-2026	745,000	979,297
U.S. Treasury Note	7.50	11-15-2024	695,000	876,759
Total U.S. Treasury securities (Cost $299,330,740)				307,112,097
Yankee corporate bonds and notes: 2.60%
Energy: 0.21%
Oil, gas & consumable fuels: 0.21%
Ecopetrol SA	5.88	9-18-2023	370,000	410,238
Ecopetrol SA	5.88	5-28-2045	90,000	97,275
Equinor ASA	1.75	1-22-2026	370,000	381,459
Equinor ASA	3.00	4-6-2027	150,000	163,009
Equinor ASA	3.13	4-6-2030	160,000	173,955
				1,225,936
Financials: 2.39%
Banks: 2.39%
African Development Bank	0.75	4-3-2023	410,000	414,275
Asian Development Bank	1.50	10-18-2024	360,000	372,005
Asian Development Bank	1.75	9-19-2029	160,000	164,097
Asian Development Bank	1.88	1-24-2030	110,000	113,648
Asian Development Bank	2.00	2-16-2022	760,000	773,001
Asian Development Bank	2.00	4-24-2026	60,000	63,350
Asian Development Bank	2.63	1-12-2027	180,000	196,529
Asian Development Bank	5.82	6-16-2028	10,000	13,087
Asian Development Bank	6.22	8-15-2027	80,000	102,881
Asian Infrastructure Investment Bank	0.50	5-28-2025	350,000	348,057
Corporación Andina de Fomento	3.75	11-23-2023	130,000	139,776
Corporación Andina de Fomento	4.38	6-15-2022	120,000	125,551
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	428,031
European Bank for Reconstruction & Development	2.13	3-7-2022	10,000	10,197
European Investment Bank	0.25	9-15-2023	470,000	469,132
European Investment Bank	0.63	7-25-2025	160,000	159,184
European Investment Bank	0.88	5-17-2030	120,000	113,797
European Investment Bank	1.88	2-10-2025	110,000	115,390
European Investment Bank	2.00	12-15-2022	100,000	103,213
European Investment Bank	2.25	6-24-2024	640,000	678,111
European Investment Bank	2.50	3-15-2023	200,000	209,273
European Investment Bank	3.25	1-29-2024	270,000	292,562
European Investment Bank	4.88	2-15-2036	50,000	68,403
FMS Wertmanagement	2.00	8-1-2022	260,000	266,575
Inter-American Development Bank	1.75	4-14-2022	580,000	590,181
Inter-American Development Bank	1.75	9-14-2022	250,000	256,024
Inter-American Development Bank	1.75	3-14-2025	560,000	585,631
Inter-American Development Bank	2.00	6-2-2026	60,000	63,353
The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  13

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Inter-American Development Bank	2.13%	1-18-2022	$60,000	$ 61,017
Inter-American Development Bank	2.13	1-15-2025	150,000	158,937
Inter-American Development Bank	2.38	7-7-2027	30,000	32,209
International Bank for Reconstruction & Development	0.50	10-28-2025	410,000	404,869
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	121,285
International Bank for Reconstruction & Development	1.50	8-28-2024	400,000	414,099
International Bank for Reconstruction & Development	1.88	10-7-2022	320,000	328,730
International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	487,576
International Bank for Reconstruction & Development	2.00	1-26-2022	30,000	30,493
International Bank for Reconstruction & Development	2.50	3-19-2024	480,000	510,761
International Bank for Reconstruction & Development	2.50	7-29-2025	20,000	21,538
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	401,733
International Finance Corporation	1.38	10-16-2024	100,000	102,962
International Finance Corporation	2.13	4-7-2026	100,000	106,398
KfW ¤	0.00	4-18-2036	80,000	58,876
KfW ¤	0.00	6-29-2037	50,000	36,264
KfW	0.75	9-30-2030	260,000	242,228
KfW	2.00	5-2-2025	40,000	42,289
KfW	2.13	3-7-2022	290,000	295,674
KfW	2.13	6-15-2022	110,000	112,736
KfW	2.13	1-17-2023	870,000	901,033
KfW	2.50	2-15-2022	140,000	143,086
KfW	2.88	4-3-2028	410,000	455,777
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	10,432
Landwirtschaftliche Rentenbank	2.00	1-13-2025	150,000	158,105
Nordic Investment Bank	0.38	9-11-2025	370,000	362,358
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	273,775
Swedish Export Credit ¤	0.00	5-11-2037	65,000	43,427
Swedish Export Credit	0.50	8-26-2025	510,000	501,485
				14,055,466
Total Yankee corporate bonds and notes (Cost $15,070,545)				15,281,402
Yankee government bonds: 2.12%
Canada Government	2.00	11-15-2022	260,000	268,035
Export Development Canada	2.63	2-21-2024	430,000	458,480
Export-Import Bank of Korea	2.88	1-21-2025	400,000	427,516
Japan Bank for International Cooperation	0.38	9-15-2023	760,000	758,894
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	393,212
Japan Bank for International Cooperation	3.38	10-31-2023	270,000	290,776
Korea Development Bank	2.63	2-27-2022	330,000	337,085
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	86,532
Oriental Republic of Uruguay	4.98	4-20-2055	200,000	243,302
Oriental Republic of Uruguay	5.10	6-18-2050	85,000	104,870
Province of Alberta	1.30	7-22-2030	210,000	201,118
Province of Alberta	1.88	11-13-2024	210,000	219,583
Province of Alberta	2.20	7-26-2022	250,000	256,673
Province of British Columbia	2.00	10-23-2022	15,000	15,439
Province of British Columbia	7.25	9-1-2036	100,000	160,243
Province of Manitoba	2.10	9-6-2022	120,000	123,323
Province of Manitoba	3.05	5-14-2024	150,000	162,046
Province of Ontario	2.00	10-2-2029	90,000	92,928
Province of Ontario	2.20	10-3-2022	120,000	123,621
Province of Ontario	2.30	6-15-2026	70,000	74,599
Province of Ontario	2.50	4-27-2026	70,000	75,334
The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Province of Ontario	3.20%	5-16-2024	$5,000	$ 5,428
Province of Ontario	3.40	10-17-2023	110,000	118,511
Province of Quebec	1.35	5-28-2030	100,000	97,793
Province of Quebec	2.50	4-9-2024	70,000	74,354
Province of Quebec	2.50	4-20-2026	75,000	80,850
Province of Quebec	2.63	2-13-2023	60,000	62,716
Province of Quebec	7.13	2-9-2024	110,000	130,837
Province of Quebec	7.50	7-15-2023	80,000	93,120
Republic of Chile	3.24	2-6-2028	250,000	273,440
Republic of Colombia	3.88	4-25-2027	200,000	215,702
Republic of Colombia	6.13	1-18-2041	225,000	271,125
Republic of Colombia	7.38	9-18-2037	140,000	185,850
Republic of Colombia	8.13	5-21-2024	80,000	95,801
Republic of Hungary	5.38	3-25-2024	19,000	21,594
Republic of Hungary	7.63	3-29-2041	112,000	185,499
Republic of Indonesia	3.50	1-11-2028	200,000	215,310
Republic of Indonesia	4.35	1-11-2048	205,000	221,995
Republic of Italy	2.88	10-17-2029	415,000	425,755
Republic of Italy	5.38	6-15-2033	60,000	75,127
Republic of Korea	3.88	9-11-2023	210,000	228,172
Republic of Panama	3.87	7-23-2060	200,000	197,500
Republic of Panama	9.38	4-1-2029	250,000	368,440
Republic of Peru	2.78	1-23-2031	200,000	202,702
Republic of Peru	2.84	6-20-2030	180,000	186,480
Republic of Peru	5.63	11-18-2050	140,000	191,800
Republic of Philippines	2.65	12-10-2045	200,000	180,026
Republic of Philippines	3.70	2-2-2042	215,000	227,212
Republic of Philippines	5.50	3-30-2026	410,000	500,143
Republic of Philippines	9.50	2-2-2030	55,000	87,330
Republic of Poland	3.00	3-17-2023	215,000	226,116
Republic of Poland	3.25	4-6-2026	10,000	11,175
State of Israel	3.38	1-15-2050	350,000	352,002
State of Israel	5.50	12-4-2023	120,000	137,184
State of Israel	5.50	9-18-2033	6,000	8,475
United Mexican States	4.00	10-2-2023	194,000	210,005
United Mexican States	4.15	3-28-2027	205,000	229,090
United Mexican States	4.35	1-15-2047	225,000	222,525
United Mexican States	4.50	1-31-2050	260,000	263,578
United Mexican States	4.75	3-8-2044	54,000	57,106
United Mexican States	5.55	1-21-2045	255,000	298,034
United Mexican States	5.75	10-12-2099	21,000	23,888
United Mexican States	6.05	1-11-2040	40,000	48,800
United Mexican States	7.50	4-8-2033	110,000	150,151
United Mexican States	8.30	8-15-2031	60,000	88,650
Total Yankee government bonds (Cost $12,119,362)				12,421,000

The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—February 28, 2021

		Yield	Shares	Value
Short-term investments: 9.82%
Investment companies: 9.82%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03%	57,676,698	$ 57,676,698
Total Short-term investments (Cost $57,676,698)				57,676,698
Total investments in securities (Cost $625,533,703)	108.92%			639,538,097
Other assets and liabilities, net	(8.92)			(52,375,756)
Total net assets	100.00%			$587,162,341

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
National	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$11,379,432	$280,141,023	$(233,843,757)	$0	$0	$57,676,698	9.82%	57,676,698	$21,796
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $567,857,005)	$ 581,861,399
Investments in affiliated securites, at value (cost $57,676,698)	57,676,698
Cash held at broker	270,000
Receivable for investments sold	12,020,979
Receivable for interest	2,000,674
Total assets	653,829,750
Liabilities
Payable for when-issued transactions	56,623,879
Payable for investments purchased	9,570,740
Overdraft due to custodian bank	270,000
Advisory fee payable	121,366
Trustees’ fees and expenses payable	857
Accrued expenses and other liabilities	80,567
Total liabilities	66,667,409
Total net assets	$587,162,341
The accompanying notes are an integral part of these financial statements.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  17

Statement of operations—year ended February 28, 2021

Investment income
Interest (net of foreign withholding taxes of $1,148)	$ 9,179,089
Income from affiliated securities	21,796
Total investment income	9,200,885
Expenses
Advisory fee	283,422
Custody and accounting fees	33,286
Professional fees	44,521
Interest holder report expenses	6,982
Trustees’ fees and expenses	19,595
Other fees and expenses	16,037
Total expenses	403,843
Less: Fee waivers and/or expense reimbursements	(98,078)
Net expenses	305,765
Net investment income	8,895,120
Realized and unrealized gains (losses) on investments
Net realized gains on investments	13,824,150
Net change in unrealized gains (losses) on investments	(20,010,769)
Net realized and unrealized gains (losses) on investments	(6,186,619)
Net increase in net assets resulting from operations	$ 2,708,501
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 8,895,120	$ 14,752,004
Net realized gains on investments	13,824,150	2,813,519
Net change in unrealized gains (losses) on investments	(20,010,769)	44,821,599
Net increase in net assets resulting from operations	2,708,501	62,387,122
Capital transactions
Transactions in investors’ beneficial interests
Contributions	200,389,400	135,893,333
Withdrawals	(281,370,896)	(144,584,522)
Net decrease in net assets resulting from capital transactions	(80,981,496)	(8,691,189)
Total increase (decrease) in net assets	(78,272,995)	53,695,933
Net assets
Beginning of period	665,435,336	611,739,403
End of period	$ 587,162,341	$ 665,435,336
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	0.52%	10.34%	3.23%	(1.39)%
Ratios to average net assets (annualized)
Gross expenses	0.07%	0.07%	0.08%	0.08%
Net expenses	0.05% [3]	0.06%	0.07%	0.07%
Net investment income	1.57%	2.32%	2.38%	2.03%
Supplemental data
Portfolio turnover rate	114%	46%	72%	221%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.02% higher.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  21

Notes to financial statements
purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $625,387,870 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$14,156,657
Gross unrealized losses	(6,430)
Net unrealized gains	$14,150,227
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 231,805,775	$0	$ 231,805,775
Asset-backed securities	0	3,705,775	0	3,705,775
Municipal obligations	0	4,833,202	0	4,833,202
Non-agency mortgage-backed securities	0	6,702,148	0	6,702,148
U.S. Treasury securities	307,112,097	0	0	307,112,097
Yankee corporate bonds and notes	0	15,281,402	0	15,281,402
Yankee government bonds	0	12,421,000	0	12,421,000
Short-term investments
Investment companies	57,676,698	0	0	57,676,698
Total assets	$364,788,795	$274,749,302	$0	$639,538,097
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

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Notes to financial statements
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$620,758,426	$25,955,025	$614,865,071	$34,986,730
6. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  29

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo
Emerging Markets Bond Portfolio

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Emerging Markets Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index before fees and expenses.
Adviser	Wells Fargo Funds Management, LLC
Subadvisers	Wells Fargo Asset Management (International) Limited
Wells Fargo Capital Management Incorporated
Portfolio managers	Manjunath Boraiah †, Michael Lee, Alex Perrin
Ten largest holdings (%) as of February 28, 2021[1]
Republic of South Africa, 4.85%, 9-30-2029	1.64
Qatar Government, 4.63%, 6-2-2046	1.46
Republic of Peru, 6.55%, 3-14-2037	1.36
Kingdom of Bahrain, 7.00%, 10-12-2028	1.23
Petroleos Mexicanos Company, 5.95%, 1-28-2031	1.23
Federation of Malaysia, 3.18%, 4-27-2026	1.19
Ukraine Government, 7.75%, 9-1-2025	1.18
Federative Republic of Brazil, 4.63%, 1-13-2028	1.17
Government of Jamaica, 7.88%, 7-28-2045	1.13
Republic of Philippines, 6.38%, 1-15-2032	1.11
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

†	Mr. Boriah became a portfolio manager of the Portfolio on January 11, 2021.

2  |  Wells Fargo Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 13.66%
Azerbaijan: 0.57%
State Oil Company of the Azerbaijan Republic (Energy, Oil, gas & consumable fuels)	4.75%	3-13-2023	$200,000	$ 211,710
Bahrain: 0.60%
Oil & Gas Holding Company (Energy, Oil, gas & consumable fuels)	7.63	11-7-2024	200,000	222,822
Chile: 1.54%
Codelco Incorporated (Materials, Metals & mining)	4.25	7-17-2042	250,000	272,245
Codelco Incorporated (Materials, Metals & mining)	4.88	11-4-2044	250,000	296,100
				568,345
China: 2.23%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.00	4-12-2022	200,000	204,474
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.25	4-28-2025	200,000	213,817
Sinopec Group Overseas Development (2018) Limited (Energy, Oil, gas & consumable fuels)144A	2.30	1-8-2031	200,000	193,926
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	212,505
				824,722
Indonesia: 1.74%
PT Indonesia Asahan Aluminium Persero Tbk (Materials, Metals & mining)	5.71	11-15-2023	200,000	221,250
PT Pertamina Persero Tbk (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	231,352
PT Perusahaan Listrik Negar Tbk (Utilities, Electric utilities)	4.00	6-30-2050	200,000	188,250
				640,852
Kazakhstan: 0.64%
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	5.75	4-19-2047	200,000	235,825
Malaysia: 1.58%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	219,536
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	362,027
				581,563
Mexico: 2.25%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.63	1-23-2046	250,000	201,975
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.95	1-28-2031	470,000	453,550
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	200,000	175,800
				831,325
Netherlands: 0.76%
MDC-GMTN BV (Financials, Diversified financial services)	3.75	4-19-2029	250,000	280,570
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  3

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Saudi Arabia: 1.13%
KSA Sukuk Limited (Financials, Diversified financial services)	2.89%	4-20-2022	$200,000	$ 205,038
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	211,144
				416,182
United Arab Emirates: 0.62%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60	11-2-2047	200,000	230,373
Total Yankee corporate bonds and notes (Cost $4,808,460)				5,044,289
Yankee government bonds: 83.42%
Abu Dhabi Government	2.13	9-30-2024	200,000	208,653
Abu Dhabi Government	2.50	10-11-2022	200,000	206,371
Abu Dhabi Government	3.13	9-30-2049	200,000	192,810
Abu Dhabi Government	3.88	4-16-2050	200,000	220,000
Arab Republic of Egypt	5.88	6-11-2025	200,000	213,500
Arab Republic of Egypt	7.50	1-31-2027	200,000	225,250
Arab Republic of Egypt	8.50	1-31-2047	250,000	259,820
Arab Republic of Egypt	8.70	3-1-2049	200,000	210,792
China Development Bank	4.00	1-24-2037	350,000	380,684
China Government	0.40	10-21-2023	200,000	199,904
China Government	1.88	12-3-2022	200,000	205,154
Dominican Republic	5.88	1-30-2060	200,000	194,500
Dominican Republic	5.95	1-25-2027	350,000	394,275
Dominican Republic	6.00	7-19-2028	200,000	226,000
Dominican Republic	6.40	6-5-2049	150,000	158,477
Export-Import Bank of India	4.00	1-14-2023	250,000	262,783
Federation of Malaysia	3.18	4-27-2026	400,000	438,822
Federative Republic of Brazil	2.63	1-5-2023	200,000	206,700
Federative Republic of Brazil	4.50	5-30-2029	200,000	213,169
Federative Republic of Brazil	4.63	1-13-2028	400,000	430,603
Federative Republic of Brazil	5.63	1-7-2041	250,000	262,627
Government of Jamaica	7.88	7-28-2045	300,000	417,000
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	223,320
Kingdom of Bahrain	6.75	9-20-2029	200,000	221,834
Kingdom of Bahrain	7.00	10-12-2028	400,000	454,000
Kingdom of Jordan	5.85	7-7-2030	200,000	213,276
Kingdom of Morocco	4.25	12-11-2022	200,000	210,220
Kuwait Government	3.50	3-20-2027	200,000	223,006
Lebanese Republic †	6.60	11-27-2026	300,000	37,392
Lebanese Republic †	7.05	11-2-2035	200,000	25,820
Lebanese Republic †	8.25	4-12-2021	350,000	45,185
Mongolia Government	5.13	12-5-2022	200,000	207,311
Oman Government	3.88	3-8-2022	300,000	303,210
Oman Government	5.93	10-31-2025	200,000	220,108
Oman Government	6.50	3-8-2047	400,000	378,048
Oriental Republic of Uruguay	4.38	10-27-2027	200,000	228,002
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	121,651
Oriental Republic of Uruguay	5.10	6-18-2050	250,000	308,440
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	190,939
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	226,752
Qatar Government	3.25	6-2-2026	200,000	218,952
Qatar Government	3.75	4-16-2030	200,000	225,593
Qatar Government	4.00	3-14-2029	200,000	228,519
Qatar Government	4.63	6-2-2046	450,000	538,920
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 83.42% (continued)
Republic of Angola	8.25%	5-9-2028	$200,000	$ 198,740
Republic of Angola	9.50	11-12-2025	200,000	212,240
Republic of Argentina	0.13	7-9-2030	200,000	72,400
Republic of Argentina	0.13	7-9-2046	1,018,500	325,410
Republic of Argentina	1.00	7-9-2029	28,355	11,172
Republic of Armenia 144A	3.60	2-2-2031	200,000	183,633
Republic of Azerbaijan	3.50	9-1-2032	200,000	206,000
Republic of Belarus	7.63	6-29-2027	200,000	216,020
Republic of Chile	3.50	1-25-2050	200,000	200,840
Republic of Chile	3.86	6-21-2047	150,000	160,652
Republic of Colombia	3.13	4-15-2031	200,000	199,000
Republic of Colombia	3.88	4-25-2027	200,000	215,702
Republic of Colombia	4.50	1-28-2026	200,000	221,002
Republic of Colombia	5.00	6-15-2045	286,000	309,595
Republic of Colombia	7.38	9-18-2037	150,000	199,125
Republic of Costa Rica	7.00	4-4-2044	350,000	342,125
Republic of Cote d'Ivoire	6.13	6-15-2033	200,000	215,000
Republic of Croatia	6.00	1-26-2024	200,000	229,640
Republic of Ecuador	0.50	7-31-2040	350,000	113,754
Republic of Ecuador	0.50	7-31-2040	300,000	97,503
Republic of Ecuador	0.50	7-31-2040	17,740	5,766
Republic of Eduador	0.50	7-31-2030	150,000	87,752
Republic of Eduador	0.50	7-31-2035	125,000	57,501
Republic of El Salvador	7.65	6-15-2035	347,000	343,013
Republic of Gabon	6.38	12-12-2024	150,000	154,875
Republic of Ghana	7.63	5-16-2029	300,000	312,858
Republic of Ghana	8.63	6-16-2049	200,000	193,292
Republic of Guatemala	4.38	6-5-2027	200,000	216,000
Republic of Hungary	5.38	2-21-2023	200,000	218,906
Republic of Hungary	5.38	3-25-2024	200,000	227,302
Republic of Indonesia	4.10	4-24-2028	300,000	335,189
Republic of Indonesia	5.13	1-15-2045	200,000	237,064
Republic of Indonesia	7.75	1-17-2038	125,000	184,710
Republic of Iraq	5.80	1-15-2028	218,750	202,344
Republic of Kazakhstan	4.88	10-14-2044	300,000	368,658
Republic of Kazakhstan	5.13	7-21-2025	200,000	233,584
Republic of Kenya	6.88	6-24-2024	200,000	221,798
Republic of Kenya	8.25	2-28-2048	200,000	220,772
Republic of Nigeria	7.63	11-21-2025	200,000	228,764
Republic of Nigeria	7.88	2-16-2032	300,000	322,740
Republic of Panama	3.16	1-23-2030	200,000	208,502
Republic of Panama	3.87	7-23-2060	200,000	197,500
Republic of Panama	4.00	9-22-2024	200,000	217,502
Republic of Panama	4.50	5-15-2047	350,000	389,379
Republic of Paraguay	5.00	4-15-2026	250,000	280,625
Republic of Peru	4.13	8-25-2027	100,000	113,450
Republic of Peru	5.63	11-18-2050	100,000	137,000
Republic of Peru	6.55	3-14-2037	365,000	503,704
Republic of Peru	7.35	7-21-2025	100,000	125,126
Republic of Peru	8.75	11-21-2033	25,000	39,250
Republic of Philippines	3.70	2-2-2042	200,000	211,360
Republic of Philippines	4.20	1-21-2024	200,000	219,720
Republic of Philippines	5.50	3-30-2026	150,000	182,979
Republic of Philippines	6.38	1-15-2032	300,000	408,159
Republic of Poland	3.25	4-6-2026	300,000	335,262
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  5

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 83.42% (continued)
Republic of Poland	4.00%	1-22-2024	$100,000	$ 110,000
Republic of Senegal	6.25	5-23-2033	200,000	212,677
Republic of Serbia	2.13	12-1-2030	200,000	188,212
Republic of South Africa	4.85	9-30-2029	600,000	605,738
Republic of South Africa	6.25	3-8-2041	200,000	201,621
Republic of Sri Lanka	5.75	4-18-2023	200,000	120,156
Republic of Sri Lanka	6.75	4-18-2028	300,000	169,971
Republic of Sri Lanka	7.55	3-28-2030	200,000	113,902
Republic of Turkey	4.88	10-9-2026	200,000	199,600
Republic of Turkey	5.60	11-14-2024	200,000	209,000
Republic of Turkey	6.63	2-17-2045	400,000	384,000
Republic of Turkey	7.38	2-5-2025	200,000	221,250
Republic of Turkey	7.63	4-26-2029	200,000	224,730
Republic of Venezuela †	6.00	12-9-2020	225,000	22,275
Republic of Venezuela †	7.00	3-31-2038	200,000	18,000
Republic of Zambia	8.50	4-14-2024	200,000	115,926
Romania Government	4.38	8-22-2023	200,000	217,492
Romania Government	4.88	1-22-2024	150,000	166,971
Romania Government	5.13	6-15-2048	200,000	228,142
Russian Federation	4.50	4-4-2022	200,000	207,758
Russian Federation	4.88	9-16-2023	200,000	219,562
Russian Federation	5.10	3-28-2035	200,000	236,154
Russian Federation	5.63	4-4-2042	200,000	252,056
Russian Federation	12.75	6-24-2028	180,000	302,935
Saudi Government	2.88	3-4-2023	200,000	208,204
Saudi Government	3.63	3-4-2028	200,000	220,514
Saudi Government	4.50	4-17-2030	200,000	233,984
Saudi Government	4.50	10-26-2046	200,000	224,230
Saudi Government	4.63	10-4-2047	200,000	227,800
Trinidad & Tobago Government	4.50	8-4-2026	200,000	215,000
Ukraine Government	7.38	9-25-2032	200,000	205,610
Ukraine Government	7.75	9-1-2023	200,000	215,812
Ukraine Government	7.75	9-1-2025	400,000	434,448
United Mexican States	2.66	5-24-2031	200,000	192,652
United Mexican States	3.25	4-16-2030	200,000	203,696
United Mexican States	4.00	10-2-2023	200,000	216,500
United Mexican States	4.50	1-31-2050	200,000	202,752
United Mexican States	6.75	9-27-2034	150,000	195,752
Total Yankee government bonds (Cost $31,414,562)				30,795,433

		Yield	Shares
Short-term investments: 1.77%
Investment companies: 1.77%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	654,821	654,821
Total Short-term investments (Cost $654,821)				654,821
Total investments in securities (Cost $36,877,843)	98.85%			36,494,543
Other assets and liabilities, net	1.15			423,875
Total net assets	100.00%			$36,918,418

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2021
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$922,295	$13,131,946	$(13,399,420)	$0	$0	$654,821	1.77%	654,821	$471
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  7

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $36,223,022)	$ 35,839,722
Investments in affiliated securites, at value (cost $654,821)	654,821
Cash	189,710
Receivable for interest	475,670
Prepaid expenses and other assets	1,587
Total assets	37,161,510
Liabilities
Payable for investments purchased	189,710
Professional fees payable	45,706
Trustees’ fees and expenses payable	857
Advisory fee payable	65
Accrued expenses and other liabilities	6,754
Total liabilities	243,092
Total net assets	$36,918,418
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Emerging Markets Bond Portfolio

Statement of operations—year ended February 28, 2021

Investment income
Interest	$ 1,677,938
Income from affiliated securities	471
Total investment income	1,678,409
Expenses
Advisory fee	90,096
Custody and accounting fees	13,212
Professional fees	55,073
Interest holder report expenses	8,435
Trustees’ fees and expenses	19,595
Other fees and expenses	8,057
Total expenses	194,468
Less: Fee waivers and/or expense reimbursements	(90,053)
Net expenses	104,415
Net investment income	1,573,994
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,594,466)
Net change in unrealized gains (losses) on investments	(149,379)
Net realized and unrealized gains (losses) on investments	(1,743,845)
Net decrease in net assets resulting from operations	$ (169,851)
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  9

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 1,573,994	$ 2,165,344
Net realized gains (losses) on investments	(1,594,466)	332,518
Net change in unrealized gains (losses) on investments	(149,379)	1,113,039
Net increase (decrease) in net assets resulting from operations	(169,851)	3,610,901
Capital transactions
Transactions in investors’ beneficial interests
Contributions	9,652,126	5,447,656
Withdrawals	(15,111,545)	(10,607,041)
Net decrease in net assets resulting from capital transactions	(5,459,419)	(5,159,385)
Total decrease in net assets	(5,629,270)	(1,548,484)
Net assets
Beginning of period	42,547,688	44,096,172
End of period	$ 36,918,418	$ 42,547,688
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Emerging Markets Bond Portfolio

Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	(0.31)%	8.59%	2.84%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.51%	0.44%	0.44%
Net expenses	0.29% [3]	0.35%	0.40%	0.43%
Net investment income	4.37%	4.95%	4.70%	4.19%
Supplemental data
Portfolio turnover rate	31%	36%	38%	174%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.25% higher.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Markets Bond Portfolio  |  11

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables

12  |  Wells Fargo Emerging Markets Bond Portfolio

Notes to financial statements
when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $36,897,704 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 0
Gross unrealized losses	(403,161)
Net unrealized losses	$(403,161)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$ 0	$ 5,044,289	$0	$ 5,044,289
Yankee government bonds	0	30,795,433	0	30,795,433
Short-term investments
Investment companies	654,821	0	0	654,821
Total assets	$654,821	$35,839,722	$0	$36,494,543
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Bond Portfolio  |  13

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Fargo Asset Management (International) Limited, ("WFAMI"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase. Effective January 11, 2021, Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, also became a subadviser to the Portfolio and is entitled to receive a fee from WFAMI at an annual rate starting at 0.0045% and declining to 0.0035% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $10,920,854 and $14,697,677, respectively.
6. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

14  |  Wells Fargo Emerging Markets Bond Portfolio

Notes to financial statements
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Emerging Markets Bond Portfolio  |  15

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Emerging Markets Bond Portfolio (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

16  |  Wells Fargo Emerging Markets Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Emerging Markets Bond Portfolio  |  17

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

18  |  Wells Fargo Emerging Markets Bond Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Emerging Markets Bond Portfolio  |  19

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

20  |  Wells Fargo Emerging Markets Bond Portfolio

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo
Factor Enhanced Emerging Markets Equity Portfolio
(formerly, Wells Fargo Factor Enhanced Emerging Markets Portfolio)

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Dennis Beinn, CFA®‡, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2021[1]
Taiwan Semiconductor Manufacturing Company Limited	6.29
Tencent Holdings Limited	6.18
Alibaba Group Holding Limited ADR	5.24
Samsung Electronics Company Limited	4.07
Meituan Dianping	1.98
Naspers Limited	1.26
JD.com Incorporated ADR	1.22
Infosys Limited	1.00
Reliance Industries Limited	1.00
Baidu Incorporated ADR	0.98
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.
Country allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Common stocks: 92.74%
Brazil: 2.54%
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	63,500	$ 615,262
Banco BTG Pactual SA (Financials, Diversified financial services)	20,600	373,610
Banco do Brasil SA (Financials, Banks)	67,200	336,348
Banco Santander Brasil SA (Financials, Banks)	26,300	175,468
BB Seguridade Participacoes SA (Financials, Insurance)	70,600	320,359
CCR SA (Industrials, Transportation infrastructure)	19,982	40,112
Cia Siderurgica Nacional SA (Materials, Metals & mining)	27,800	163,054
Companhia Brasileira de Distribuição (Consumer staples, Food & staples retailing)	200	2,962
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water utilities)	18,241	119,780
Cosan SA Industria e Comercio (Energy, Oil, gas & consumable fuels)	7,100	103,126
CPFL Energia SA (Utilities, Electric utilities)	15,600	80,335
Localiza Rent A Car SA (Industrials, Road & rail)	1,360	14,075
Lojas Renner SA (Consumer discretionary, Multiline retail)	14,600	95,506
Magazine Luiza SA (Consumer discretionary, Multiline retail)	70,800	305,475
Petrobras Distribuidora SA (Consumer discretionary, Specialty retail)	39,400	140,046
Sul America SA Ctf de Deposito de Acoes (Financials, Insurance)	48,698	287,016
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	16,555	129,978
TIM SA (Communication services, Wireless telecommunication services)	70,800	161,707
Ultrapar Participacoes SA (Energy, Oil, gas & consumable fuels)	105,596	364,033
WEG SA (Industrials, Electrical equipment)	37,333	519,939
		4,348,191
Chile: 0.44%
Cencosud SA (Consumer staples, Food & staples retailing)	166,049	324,604
Colbun SA (Utilities, Independent power & renewable electricity producers)	1,264,704	236,207
Enel Americas SA (Utilities, Electric utilities)	165,804	25,229
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	38,627	159,709
		745,749
China: 36.29%
A Living Services Company Limited Class H (Industrials, Commercial services & supplies)	10,500	43,965
Agile Property Holdings Limited (Real estate, Real estate management & development)	120,000	169,472
Agricultural Bank of China Limited Class H (Financials, Banks)	27,000	9,820
Aier Eye Hospital Group Company Limited Class A (Health care, Health care providers & services)	1,600	17,920
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	37,708	8,965,454
Aluminum Corporation of China Limited Class H (Materials, Metals & mining)†	403,334	202,237
Angel Yeast Company Limited Class A (Consumer staples, Food products)	15,200	125,691
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  3

Portfolio of investments—February 28, 2021

	Shares	Value
China: (continued)
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	29,500	$ 189,575
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	11,313	150,299
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	15,000	229,806
Apeloa Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	33,900	132,086
Baidu Incorporated ADR (Communication services, Interactive media & services)†	5,928	1,680,351
Bank of Chengdu Company Limited Class A (Financials, Banks)	16,800	28,608
Bank of China Limited Class H (Financials, Banks)	1,982,000	694,989
Bank of Communications Company Limited Class H (Financials, Banks)	205,000	115,717
Bank of Hangzhou Company Limited Class A (Financials, Banks)	31,900	79,096
Beijing Capital International Airport Company Limited Class H (Industrials, Transportation infrastructure)	32,666	25,430
Beijing Dabeinong Technology Group Company Limited Class A (Consumer staples, Food products)	148,400	229,492
Beijing Enlight Media Company Limited Class A (Communication services, Media)	44,800	94,218
Beijing Kunlun Tech Company Limited Class A (Communication services, Interactive media & services)	27,000	97,116
Beijing Oriental Yuhong Waterproof Technology Company Limited Class A (Materials, Construction materials)	32,400	236,925
BYD Company Limited Class H (Consumer discretionary, Automobiles)	12,000	307,563
C&S Paper Company Limited Class A (Consumer staples, Household products)	65,200	215,428
Chacha Food Company Limited Class A (Consumer staples, Food products)	25,800	227,064
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	219,000	43,449
China Conch Venture Holdings Limited (Industrials, Construction & engineering)	59,000	262,244
China Construction Bank Class H (Financials, Banks)	1,875,000	1,505,146
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	563,500	347,751
China Hongqiao Group Limited (Materials, Metals & mining)	425,500	527,472
China International Capital Corporation Limited Class H (Financials, Capital markets)144A†	76,000	175,232
China Lesso Group Holdings Limited Class L (Industrials, Building products)	49,000	90,486
China Life Insurance Company Limited Class H (Financials, Insurance)	257,000	542,746
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	420,000	624,370
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	156,000	592,838
China Merchants Bank Company Limited Class A (Financials, Banks)	21,200	167,570
China Merchants Bank Company Limited Class H (Financials, Banks)	109,500	839,728
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
China: (continued)
China Merchants Property Operation & Service Company Limited Class A (Real estate, Real estate management & development)	19,000	$ 55,281
China Molybdenum Company Limited Class H (Materials, Metals & mining)	321,000	247,584
China National Building Material Company Limited Class H (Materials, Construction materials)	456,000	689,880
China National Medicines Corporation Limited Class A (Health care, Health care equipment & supplies)	6,400	37,745
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	426,000	237,265
China Resources Cement Holdings Limited (Materials, Construction materials)	372,000	442,599
China Resources Land Limited (Real estate, Real estate management & development)	72,000	342,154
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	265,500	505,079
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	9,012	27,590
China Yuhua Education Corporation Limited (Consumer discretionary, Diversified consumer services)144A	90,000	74,380
Chongqing Brewery Company Limited Class A (Consumer staples, Beverages)	14,840	277,301
Chongqing Fuling Zhacai Group Company Limited Class A (Consumer staples, Food products)	10,200	70,562
CIFI Holdings Group Company Limited (Real estate, Real estate management & development)	272,000	257,589
COSCO Shipping Holdings Company Limited Class H (Industrials, Marine)†	293,750	326,366
Country Garden Holdings Company Limited (Real estate, Real estate management & development)	150,000	186,712
Country Garden Services Holdings Company Limited (Industrials, Commercial services & supplies)	22,666	186,443
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	57,400	302,288
Daqin Railway Company Limited Class A (Industrials, Transportation infrastructure)	62,800	63,482
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	4,000	3,672
ENN Energy Holdings Limited (Utilities, Gas utilities)	17,800	272,199
G-bits Network Technology (Xiamen) Company Limited Class A (Information technology, Software)	2,700	130,651
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	98,000	317,001
GF Securities Company Limited Class A (Financials, Capital markets)	4,600	11,415
GF Securities Company Limited Class H (Financials, Capital markets)	93,000	131,796
Giant Network Group Company Limited Class A (Information technology, Software)	49,800	130,084
Great Wall Motor Company Limited Class H (Consumer discretionary, Automobiles)	229,000	663,378
Guangdong Haid Group Company Limited Class A (Consumer staples, Food products)	4,500	55,423
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	120,400	111,525
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—February 28, 2021

	Shares	Value
China: (continued)
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health care, Health care providers & services)	300	$ 6,364
Guangzhou R&F Properties Company Limited Class H (Real estate, Real estate management & development)	33,600	44,844
Haier Smart Home Company Limited Class H (Consumer discretionary, Household durables)†	41,800	158,977
Hebei Construction Group Company Limited Class H (Industrials, Construction & engineering)	12,000	4,982
Hefei Meyer Optoelectronic Technology Incorporated Class A (Industrials, Machinery)	25,209	146,777
Heilongjiang Agriculture Company Limited Class A (Consumer staples, Food products)	21,200	54,953
Henan Shuanghui Investment & Development Company Limited Class A (Consumer staples, Food products)	34,108	243,338
Hengan International Group Company Limited (Consumer staples, Personal products)	51,500	356,009
Hongfa Technology Company Limited Class A (Industrials, Machinery)	4,000	31,933
Hualan Biological Engineering Incorporated Class A (Health care, Biotechnology)	1,600	10,604
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers)	67,334	22,996
Huaxin Cement Company Limited Class A (Materials, Construction materials)	13,700	47,514
Hundsun Technologies Incorporated Class A (Information technology, Software)	1,400	18,951
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,439,000	941,423
JD.com Incorporated ADR (Consumer discretionary, Internet & direct marketing retail)†	22,284	2,091,799
Jiangsu Changshu Rural Commercial Bank Company Limited Class A (Financials, Banks)	33,700	39,153
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	76,000	88,241
Jiangsu Hengli Hydraulic Company Limited Class A (Industrials, Machinery)	45,256	665,911
Jiangsu Yangnong Chemical Company Limited Class A (Materials, Chemicals)	11,600	240,731
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	102,000	247,022
Jinyu Bio-Technology Company Limited Class A (Health care, Biotechnology)	30,900	99,779
Joincare Pharmaceutical Group Industry Company Limited Class A (Health care, Pharmaceuticals)	15,200	29,163
Jointown Pharmaceutical Group Company Limited Class A (Health care, Pharmaceuticals)†	7,931	20,732
Jonjee Hi-Tech Industrial & Commercial Holding Company Limited Class A (Consumer staples, Food products)	4,100	32,923
Joyoung Company Limited Class A (Consumer discretionary, Household durables)	40,947	189,688
Kaisa Group Holdings Limited (Real estate, Real estate management & development)	74,000	38,316
Kingdee International Software Group Company Limited (Information technology, Software)	52,000	186,108
Kingsoft Corporation Limited (Information technology, Software)	10,000	70,010
Kunlun Energy Company Limited (Utilities, Gas utilities)	78,000	71,645
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
China: (continued)
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	1,700	$ 559,277
LBX Pharmacy Chain JSC Class A (Consumer staples, Food & staples retailing)	6,860	76,361
Leo Group Company Limited Class A (Communication services, Media)	142,501	67,503
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	44,500	249,758
Livzon Pharmaceutical Group Incorporated Class A (Health care, Pharmaceuticals)	24,100	138,898
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	180,000	280,224
Longfor Properties Company Limited (Real estate, Real estate management & development)	42,500	251,908
Luenmei Quantum Company Limited Class A (Industrials, Construction & engineering)	16,700	25,691
Mango Excellent Media Company Limited Class A (Consumer discretionary, Multiline retail)	500	4,974
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail)†	75,300	3,382,057
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	7,101	102,394
NetEase Incorporated ADR (Communication services, Entertainment)	9,745	1,070,488
New Oriental Education & Technology Group Incorporated ADR (Consumer discretionary, Diversified consumer services)†	2,465	437,833
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	212,000	341,352
NIO Incorporated ADR Class A (Consumer discretionary, Automobiles)†	29,411	1,346,436
Offcn Education Technology Company Limited Class A (Consumer discretionary, Diversified consumer services)	8,000	40,330
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	1,188,000	369,059
Perfect World Company Limited Class A (Information technology, Software)	6,100	22,277
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail)†	220	37,655
Ping An Healthcare and Technology Company Limited (Health care, Health care technology)144A†	1,800	25,958
Ping An Insurance Group Company Class H (Financials, Insurance)	116,000	1,435,450
Postal Savings Bank of China Company Limited Class H (Financials, Banks)144A	303,000	225,433
S.F. Holding Company Limited Class A (Industrials, Air freight & logistics)	10,600	172,229
Shandong Buchang Pharmaceuticals Company Limited Class A (Health care, Biotechnology)	23,500	80,631
Shandong Hualu-Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	59,307	390,868
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	18,667	32,061
Shanghai Bairun Investment Holding Group Company Limited Class A (Consumer staples, Beverages)	28,400	427,827
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—February 28, 2021

	Shares	Value
China: (continued)
Shanghai Baosight Software Company Limited Class A (Information technology, IT services)	6,600	$ 58,552
Shanghai Jin Jiang International Hotels Company Limited Class A (Consumer discretionary, Hotels, restaurants & leisure)	34,900	291,161
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	180,870	144,871
Shanghai Pharmaceuticals Holding Company Limited Class A (Health care, Health care equipment & supplies)	22,600	71,625
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	1,934	3,547
Shanxi Xinghuacun Fen Wine Factory Company Limited Class A (Consumer staples, Beverages)	2,400	116,536
Shijiazhuang Yiling Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	19,500	70,846
Shimao Property Holding Limited (Real estate, Real estate management & development)	29,500	97,142
Sinolink Securities Company Limited Class A (Financials, Capital markets)	17,400	34,797
Sinotrans Limited Class A (Industrials, Air freight & logistics)	164,700	115,304
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	5,000	124,583
TAL Education Group ADR (Consumer discretionary, Diversified consumer services)†	7,634	591,940
Tencent Holdings Limited (Communication services, Interactive media & services)	121,500	10,570,128
Thunder Software Technology Company Limited Class A (Industrials, Commercial services & supplies)	5,800	108,006
Tingyi Holding Corporation (Consumer staples, Food products)	74,000	148,424
Tongcheng-Elong Holdings Limited (Communication services, Interactive media & services)†	17,200	40,339
TravelSky Technology Limited Class H (Information technology, IT services)	23,000	58,000
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	18,000	147,825
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	11,597	432,800
Weichai Power Company Limited Class H (Industrials, Machinery)	138,000	406,197
Weifu High-Technology Group Company Limited Class A (Consumer discretionary, Auto components)	19,800	70,551
Weihai Guangwei Composites Company Limited Class A (Materials, Chemicals)	17,300	195,055
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer discretionary, Auto components)	7,900	34,454
Wuliangye Yibin Company Limited Class A (Consumer staples, Beverages)	1,800	78,153
WuXi AppTec Company Limited (Health care, Life sciences tools & services)144A	4,380	91,195
Wuxi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services)144A†	64,500	799,085
Xinyi Solar Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	112,333	235,941
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
China: (continued)
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	836,000	$ 775,031
Yifeng Pharmacy Chain Company Limited Class A (Consumer staples, Food & staples retailing)	2,200	29,990
Yihai International Holding (Consumer staples, Food products)	11,500	157,474
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	8,442	505,169
Zhejiang Chint Electrics Company Limited Class A (Industrials, Electrical equipment)	18,400	97,663
Zhejiang Expressway Company Limited Class H (Industrials, Transportation infrastructure)	22,000	19,213
Zhejiang Huahai Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	7,500	32,849
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	35,400	47,840
Zhejiang Sanhua Intelligent Controls Company Limited Class A (Industrials, Machinery)	7,000	26,256
Zhongsheng Group Holdings Limited (Consumer discretionary, Specialty retail)	70,000	432,649
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical equipment)	17,700	76,880
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	350,000	516,374
ZTE Corporation Class H (Information technology, Communications equipment)	19,200	48,839
ZTO Express (Cayman) Incorporated ADR (Industrials, Air freight & logistics)	8,208	276,938
		62,120,838
Colombia: 0.02%
Bancolombia SA (Financials, Banks)	4,494	38,693
Czech Republic: 0.04%
Komercni Banka AS (Financials, Banks)†	903	28,185
Moneta Money Bank (Financials, Banks)144A†	12,021	43,825
		72,010
Greece: 0.16%
FF Group (Consumer discretionary, Specialty retail)♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	14,122	218,249
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	3,709	50,036
		268,285
Hong Kong: 2.81%
Brilliance China Automotive Holdings Limited (Consumer discretionary, Automobiles)	100,000	89,455
BYD Electronic International Company Limited (Information technology, Communications equipment)	51,000	283,649
China Everbright Limited (Financials, Capital markets)	120,000	154,918
China Mengniu Dairy Company Limited (Consumer staples, Food products)	34,334	187,618
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—February 28, 2021

	Shares	Value
Hong Kong: (continued)
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	76,000	$ 110,622
China Overseas Property Holding Limited (Real estate, Real estate management & development)	315,000	207,512
China Power International Development Limited (Utilities, Independent power & renewable electricity producers)	1,221,000	261,078
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	200,000	119,789
Far East Horizon Limited (Financials, Diversified financial services)	39,000	41,956
Fosun International (Industrials, Industrial conglomerates)	23,500	35,255
Haitian International Holdings Limited (Industrials, Machinery)	94,000	322,453
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	125,500	578,167
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	342,000	582,055
KWG Property Holding Limited (Real estate, Real estate management & development)	380,500	576,342
Lee & Man Paper Manufacturing Limited (Materials, Paper & forest products)	293,000	270,840
Shenzhen Investment Limited (Real estate, Real estate management & development)	334,666	120,523
Shenzhou International Group Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	18,800	389,845
Sinotruk Hong Kong Limited (Industrials, Machinery)	133,500	426,057
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing)	18,500	15,960
Vinda International Holdings Limited (Consumer staples, Household products)	10,000	29,828
		4,803,922
Hungary: 0.43%
OTP Bank plc (Financials, Banks)†	6,434	291,833
Richter Gedeon (Health care, Pharmaceuticals)	15,394	437,929
		729,762
India: 8.93%
Adani Green Energy Limited (Utilities, Independent power & renewable electricity producers)†	16,377	257,862
Asian Paints Limited (Materials, Chemicals)	7,561	234,761
Aurobindo Pharma Limited (Health care, Pharmaceuticals)	16,348	190,006
Avenue Supermarts Limited (Consumer staples, Food & staples retailing)†	2,694	109,806
Axis Bank Limited (Financials, Banks)†	47,551	468,855
Bajaj Auto Limited (Consumer discretionary, Automobiles)	526	27,183
Bandhan Bank Limited (Financials, Banks)144A†	5,005	23,523
Berger Paints India Limited (Materials, Chemicals)	4,303	39,828
Bharat Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	13,039	79,857
Cipla India Limited (Health care, Pharmaceuticals)	24,993	267,840
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	6,074	130,611
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
India: (continued)
Container Corporation of India Limited (Industrials, Transportation infrastructure)	9,711	$ 73,696
Dabur India Limited (Consumer staples, Personal products)	8,379	57,356
Divi's Laboratories Limited (Health care, Life sciences tools & services)	10,734	490,488
Dr. Reddy's Laboratories Limited (Health care, Pharmaceuticals)	5,406	326,979
Gail India Limited (Utilities, Gas utilities)	172,219	331,541
Godrej Consumer Products Limited (Consumer staples, Personal products)	6,662	62,151
Havells India Limited (Industrials, Electrical equipment)	5,577	83,898
HCL Technologies Limited (Information technology, IT services)	24,934	308,395
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	2,320	101,850
Hindalco Industries Limited (Materials, Metals & mining)	69,841	322,090
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	104,433	344,466
Hindustan Unilever Limited (Consumer staples, Household products)	17,211	498,807
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	35,284	1,221,079
ICICI Bank Limited (Financials, Banks)†	117,834	968,832
Indus Towers Limited (Communication services, Diversified telecommunication services)	24,848	87,213
Info Edge India Limited (Communication services, Interactive media & services)	5,050	337,171
Infosys Limited (Information technology, IT services)	100,239	1,718,802
ITC Limited (Consumer staples, Tobacco)	43,706	121,034
Jubilant Foodworks Limited (Consumer discretionary, Hotels, restaurants & leisure)	3,200	130,345
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	1,258	13,790
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	1,395	130,259
Nestle India Limited (Consumer staples, Food products)	1,015	222,274
NTPC Limited (Utilities, Independent power & renewable electricity producers)	169,678	247,827
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	59,094	89,194
Page Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	25	9,547
Petronet LNG Limited (Energy, Oil, gas & consumable fuels)	49,788	172,883
Power Grid Corporation of India Limited (Utilities, Electric utilities)	84,853	247,676
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	60,298	1,709,234
Shriram Transport Finance Company Limited (Financials, Consumer finance)	16,473	287,980
State Bank of India (Financials, Banks)†	66,950	355,332
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	27,326	220,875
Tata Consultancy Services Limited (Information technology, IT services)	24,262	955,661
Tata Steel Limited (Materials, Metals & mining)	28,344	274,412
Tech Mahindra Limited (Information technology, IT services)	21,496	268,505
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—February 28, 2021

	Shares	Value
India: (continued)
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	7,923	$ 261,582
Wipro Limited (Information technology, IT services)	65,534	366,151
Yes Bank Limited (Financials, Banks)†	163,898	34,951
		15,284,458
Indonesia: 1.24%
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	3,490,700	288,317
PT Bank Central Asia Tbk (Financials, Banks)	209,600	493,135
PT Bank Mandiri Persero Tbk (Financials, Banks)	450,000	192,691
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	623,800	259,573
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,296,900	427,205
PT Gudang Garam Tbk (Consumer staples, Tobacco)†	18,400	47,130
PT Hanson International Tbk (Real estate, Real estate management & development)†	10,045,000	0
PT Indofood Sukses Makmur Tbk (Consumer staples, Food products)	154,333	65,489
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	225,600	356,413
		2,129,953
Luxembourg: 0.20%
Globant SA (Information technology, IT services)†	1,561	335,178
Malaysia: 2.21%
AMMB Holdings Bhd (Financials, Banks)	91,133	70,994
CIMB Group Holdings Bhd (Financials, Banks)	84,800	90,552
Dialog Group Bhd (Energy, Energy equipment & services)	29,034	23,136
Gamuda Bhd (Industrials, Construction & engineering)†	165,700	136,095
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	35,816	25,537
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	54,000	133,032
Hong Leong Bank Bhd (Financials, Banks)	74,300	329,949
Hong Leong Financial Group Bhd (Financials, Banks)	25,367	105,967
Malayan Banking Bhd (Financials, Banks)	150,500	298,300
Nestle Malaysia Bhd (Consumer staples, Food products)	2,300	78,270
Petronas Dagangan Bhd (Energy, Oil, gas & consumable fuels)	65,300	322,248
Petronas Gas Bhd (Utilities, Gas utilities)	26,900	108,862
Public Bank Bhd (Financials, Banks)	535,700	549,787
RHB Bank Bhd (Financials, Banks)	189,600	253,478
Sime Darby Bhd (Industrials, Industrial conglomerates)	392,500	219,648
Supermax Corporation Bhd (Health care, Health care equipment & supplies)	149,653	178,356
Telecom Malaysia Bhd (Communication services, Diversified telecommunication services)	289,900	439,154
Top Glove Corporation Bhd (Health care, Health care equipment & supplies)	221,150	285,646
Westports Holdings Bhd (Industrials, Transportation infrastructure)	131,700	132,493
		3,781,504
Mexico: 1.63%
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	922,223	589,366
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Mexico: (continued)
Gruma SAB de CV Class B (Consumer staples, Food products)	17,630	$ 192,134
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)†	18,915	191,211
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)†	8,383	156,292
Grupo Financiero Banorte SAB de CV (Financials, Banks)†	125,700	631,234
Grupo Financiero Inbursa SAB de CV (Financials, Banks)†	358,500	322,155
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	101,000	478,810
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	79,739	226,933
		2,788,135
Peru: 0.13%
Credicorp Limited (Financials, Banks)	1,339	214,253
Philippines: 1.01%
Bank of the Philippine Islands (Financials, Banks)	83,300	152,905
Energy Development Corporation (Utilities, Independent power & renewable electricity producers)♦†	231,800	1,401
Globe Telecom Incorporated (Communication services, Wireless telecommunication services)	9,660	403,646
GT Capital Holdings Incorporated (Industrials, Industrial conglomerates)	19,093	220,223
Megaworld Corporation (Real estate, Real estate management & development)	166,467	12,437
Metro Pacific Investments Corporation (Financials, Diversified financial services)	1,181,100	98,830
Metropolitan Bank & Trust Company (Financials, Banks)	112,077	116,876
PLDT Incorporated (Communication services, Wireless telecommunication services)	17,980	476,426
Puregold Price Club Incorporated (Consumer staples, Food & staples retailing)	323,810	246,844
		1,729,588
Poland: 0.74%
CD Projekt SA (Communication services, Entertainment)†	473	29,735
Cyfrowy Polsat SA (Communication services, Media)	13,717	104,302
Dino Polska SA (Consumer staples, Food & staples retailing)144A†	4,414	289,558
KGHM Polska Miedz SA (Materials, Metals & mining)†	8,573	430,267
Orange Polska SA (Communication services, Diversified telecommunication services)†	48,034	80,646
Polski Koncern Naftowy Orlen SA (Energy, Oil, gas & consumable fuels)	2,114	33,162
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, gas & consumable fuels)	203,789	303,311
		1,270,981
Russia: 1.76%
Gazprom PJSC (Energy, Oil, gas & consumable fuels)	143,160	417,665
Inter Rao Ues PJSC (Utilities, Electric utilities)	862,002	59,236
Lukoil PJSC (Energy, Oil, gas & consumable fuels)	7,687	575,723
MMC Norilsk Nickel PJSC (Materials, Metals & mining)	1,302	407,383
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—February 28, 2021

	Shares	Value
Russia: (continued)
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	9,048	$ 74,375
Moscow Exchange MICEX-RTS PJSC (Financials, Capital markets)	9,335	21,580
Novolipetsk Steel PJSC (Materials, Metals & mining)	28,410	84,910
Polyus PJSC (Materials, Metals & mining)	791	148,768
Rosgosstrakh PJSC (Financials, Insurance)	9,149,167	29,678
Rosneft Oil Company PJSC (Energy, Oil, gas & consumable fuels)	17,010	119,485
Sberbank of Russia PJSC (Financials, Banks)	212,850	771,721
Severstal PJSC (Materials, Metals & mining)	4,920	88,836
Tatneft PJSC (Energy, Oil, gas & consumable fuels)	28,052	197,130
VTB Bank PJSC (Financials, Banks)	17,390,000	8,675
		3,005,165
South Africa: 3.23%
Absa Group Limited (Financials, Banks)	17,295	138,407
Anglogold Ashanti Limited (Materials, Metals & mining)	704	14,079
Aspen Pharmacare Holdings Limited (Health care, Pharmaceuticals)†	29,760	279,823
Bid Corporation Limited (Consumer staples, Food & staples retailing)	1,926	36,002
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	55,722	630,089
Gold Fields Limited (Materials, Metals & mining)	16,755	138,341
Harmony Gold Mining Company Limited (Materials, Metals & mining)†	35,557	133,513
Impala Platinum Holdings Limited (Materials, Metals & mining)	27,690	448,974
Kumba Iron Ore Limited (Materials, Metals & mining)	9,460	405,752
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	9,144	2,157,778
Nedbank Group Limited (Financials, Banks)	21,055	181,671
Old Mutual Limited (Financials, Insurance)	190,484	169,256
Rand Merchant Investment Holdings Limited (Financials, Insurance)	131,062	264,095
Sibanye Stillwater Limited (Materials, Metals & mining)	58,004	266,692
Standard Bank Group Limited (Financials, Banks)	16,908	148,279
Vodacom Group Limited (Communication services, Wireless telecommunication services)	13,507	111,207
		5,523,958
South Korea: 12.22%
Alteogen Incorporated (Health care, Biotechnology)†	1,248	144,235
Celltrion Healthcare Company Limited (Health care, Health care providers & services)†	1,870	208,706
Celltrion Incorporated (Health care, Pharmaceuticals)†	1,592	420,793
CJ Cheiljedang Corporation (Consumer staples, Food products)	452	163,198
CJ Corporation (Industrials, Industrial conglomerates)	1,192	98,177
CJ Korea Express Corporation (Industrials, Road & rail)†	1,141	166,300
Daelim Industrial Company Limited (Industrials, Construction & engineering)	1	77
Dongbu Insurance Company Limited (Financials, Insurance)	3,044	112,015
E-MART Incorporated (Consumer staples, Food & staples retailing)	774	116,219
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
South Korea: (continued)
GS Engineering & Construction Corporation (Industrials, Construction & engineering)	4,165	$ 134,532
Hana Financial Group Incorporated (Financials, Banks)	7,180	235,838
Hankook Tire Company Limited (Consumer discretionary, Auto components)	1,048	44,330
Hanwha Chem Corporation (Materials, Chemicals)	3,467	138,467
Hanwha Corporation (Industrials, Industrial conglomerates)	9,900	257,703
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	1,956	335,622
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	7,169	139,439
Hyundai Mobis Company (Consumer discretionary, Auto components)	591	159,001
Hyundai Motor Company (Consumer discretionary, Automobiles)	2,264	476,267
Kakao Corporation (Communication services, Interactive media & services)	1,251	542,612
KB Financial Group Incorporated (Financials, Banks)	14,060	544,202
Kia Motors Corporation (Consumer discretionary, Automobiles)	5,012	353,387
Korea Investment Holdings Company Limited (Financials, Capital markets)	840	65,141
Kumho Petrochemical Company Limited (Materials, Chemicals)	3,163	592,631
LG Chem Limited (Materials, Chemicals)	930	686,585
LG Corporation (Industrials, Industrial conglomerates)	4,838	403,284
LG Electronics Incorporated (Consumer discretionary, Household durables)	4,053	527,274
LG Household & Health Care Limited (Consumer staples, Personal products)	224	301,573
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	1,744	308,169
Lotte Chemical Corporation (Materials, Chemicals)	590	166,419
Naver Corporation (Communication services, Interactive media & services)	2,518	838,297
NCsoft Corporation (Communication services, Entertainment)	699	580,562
Orion Corporation of Republic of Korea (Consumer staples, Food products)	1,704	194,798
Ottogi Corporation (Consumer staples, Food products)	118	58,693
POSCO (Materials, Metals & mining)	1,477	366,750
Samsung Biologics Company Limited (Health care, Life sciences tools & services)†	360	239,858
Samsung C&T Corporation (Industrials, Industrial conglomerates)	3,292	355,043
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	2,195	369,279
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	95,020	6,963,600
Samsung Engineering Company Limited (Industrials, Construction & engineering)†	6,743	77,224
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	1,357	811,932
Seegene Incorporated (Health care, Biotechnology)	1,806	199,124
Shinpoong Pharmaceutical Company Limited (Health care, Pharmaceuticals)	5,690	423,351
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—February 28, 2021

	Shares	Value
South Korea: (continued)
Sillajen Incorporated (Health care, Biotechnology)♦‡†	2,972	$ 32,008
SK Company Limited (Industrials, Industrial conglomerates)	254	59,278
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	8,127	1,020,791
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	946	207,387
Soulbrain Company Limited (Materials, Chemicals)	1	39
Woori Financial Group Incorporated (Financials, Banks)	8,739	74,422
Yuhan Corporation (Health care, Pharmaceuticals)	3,792	208,961
		20,923,593
Taiwan: 13.66%
Accton Technology Corporation (Information technology, Communications equipment)	18,000	169,509
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	118,000	113,665
Asia Cement Corporation (Materials, Construction materials)	30,500	46,650
ASMedia Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,000	121,935
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	29,000	316,252
Cathay Financial Holding Company (Financials, Insurance)	182,000	273,905
Chailease Holding Company Limited (Financials, Diversified financial services)	5,585	34,494
Chicony Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	69,335	233,275
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	86,000	337,874
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	492,000	391,871
CTBC Financial Holding Company Limited (Financials, Banks)	343,000	246,253
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	47,000	473,065
E.SUN Financial Holding Company Limited (Financials, Banks)	133,093	120,713
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	1,667	25,684
First Financial Holding Company Limited (Financials, Banks)	96,898	72,477
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	27,500	84,857
Formosa Plastics Corporation (Materials, Chemicals)	34,000	118,913
Fubon Financial Holding Company Limited (Financials, Insurance)	168,000	300,864
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	36,000	363,091
GlobalWafers Company Limited (Information technology, Semiconductors & semiconductor equipment)	4,000	106,205
Highwealth Construction Corporation (Real estate, Real estate management & development)	450	730
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	284,400	1,142,505
Inventec Company Limited (Information technology, Technology hardware, storage & peripherals)	46,834	41,682
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Taiwan: (continued)
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	77,000	$ 164,108
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	33,000	1,059,188
Mega Financial Holding Company Limited (Financials, Banks)	193,000	202,311
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	70,000	374,398
Nan Ya Plastics Corporation (Materials, Chemicals)	31,000	80,852
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	31,000	527,844
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	94,000	251,586
Pharmally International Holding Company Limited (Health care, Pharmaceuticals)♦‡†	2,064	4,194
Phison Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	17,000	279,984
Powertech Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	41,000	147,009
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	181,000	552,087
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	12,000	197,986
Shin Kong Financial Holding Company Limited (Financials, Insurance)	49,000	14,552
Silergy Corporation (Information technology, Semiconductors & semiconductor equipment)	3,000	287,997
Sinopac Financial Holdings Company Limited (Financials, Banks)	51,400	21,493
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	464,000	821,309
Taishin Financial Holdings Company Limited (Financials, Banks)	311,381	144,632
Taiwan Cement Corporation (Materials, Construction materials)	175,843	264,969
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	493,000	10,770,589
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	338,000	659,020
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	29,000	120,629
Walsin Technology Corporation (Information technology, Electronic equipment, instruments & components)	12,000	109,233
Win Semiconductors Corporation (Information technology, Semiconductors & semiconductor equipment)	5,000	68,227
Wistron Corporation (Information technology, Technology hardware, storage & peripherals)	289,607	332,565
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	290,440	472,645
Yageo Corporation (Information technology, Electronic equipment, instruments & components)	6,566	139,586
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—February 28, 2021

	Shares	Value
Taiwan: (continued)
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	54,560	$ 41,605
Zhen Ding Technology Holding (Information technology, Electronic equipment, instruments & components)	33,000	142,003
		23,389,070
Thailand: 2.23%
Bumrungrad Hospital PCL (Health care, Health care providers & services)	32,134	133,798
Charoen Pokphand Foods PCL (Consumer staples, Food products)	206,400	194,892
CP All PCL (Consumer staples, Food & staples retailing)	80,900	158,519
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	5,100	28,171
Home Product Center PCL (Consumer discretionary, Specialty retail)	360,300	156,027
Indorama Ventures PCL (Materials, Chemicals)	122,400	157,754
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	155,100	283,533
Kasikornbank PCL - Non-voting (Financials, Banks)	66,800	307,654
Land & Houses PCL (Real estate, Real estate management & development)	947,967	244,779
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	73,900	275,800
PTT Global Chemical PCL (Materials, Chemicals)	143,400	292,912
PTT PCL (Energy, Oil, gas & consumable fuels)	371,000	484,033
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	106,900	180,170
Siam Commercial Bank PCL (Financials, Banks)	141,000	473,081
Srisawad Power 1979 PCL (Financials, Diversified financial services)	59,940	123,523
Thai Union Group PCL (Consumer staples, Food products)	284,400	130,922
The Siam Cement PCL (Materials, Construction materials)	16,400	197,404
		3,822,972
Turkey: 0.82%
Akbank TAS (Financials, Banks)†	101,159	83,197
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	11,656	104,379
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & mining)	37,423	73,812
Ford Otomotiv Sanayi AS (Consumer discretionary, Automobiles)	3,442	81,159
Haci Omer Sabanci Holding AS (Financials, Diversified financial services)	60,258	85,359
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	136,687	297,661
Turkiye Garanti Bankasi AS (Financials, Banks)†	145,683	175,723
Turkiye Is Bankasi Class C AS (Financials, Banks)†	278,048	214,813
Yapi Ve Kredi Bankasi AS (Financials, Banks)†	811,746	290,064
		1,406,167
Total Common stocks (Cost $119,582,517)		158,732,425

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date		Principal	Value
Foreign corporate bonds and notes: 0.00%
India: 0.00%
Britannia Industries Limited (Consumer staples, Food products)	8.00%	8-28-2022	INR	229,650	$ 3,269
Total Foreign corporate bonds and notes (Cost $3,242)					3,269

	Dividend yield	Shares
Preferred stocks: 2.74%
Brazil: 2.11%
Banco Bradesco SA (Financials, Banks)	3.07	143,056	587,111
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	4.84	53,600	313,421
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	2.10	128,069	273,314
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric utilities)	5.70	41,900	437,975
Gerdau SA (Materials, Metals & mining)	1.51	72,100	332,827
Itau Unibanco Holding SA (Financials, Banks)	2.00	133,770	609,868
Itaúsa SA (Financials, Banks)	3.73	349,261	620,097
Lojas Americanas SA (Consumer discretionary, Multiline retail)	0.07	56,700	252,025
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.00	45,500	180,565
			3,607,203
Chile: 0.03%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	2.13	875	46,864
South Korea: 0.60%
LG Chem Limited (Materials, Chemicals)	2.63	139	48,112
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	3.93	15,221	984,522
			1,032,634
Total Preferred stocks (Cost $4,759,171)			4,686,701

	Expiration date
Rights: 0.00%
Hong Kong: 0.00%
Legend Holdings Corporation Class H (Financials, Diversified financial services)♦†	5-9-2029	3,061	0
Total Rights (Cost $0)			0

The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—February 28, 2021

		Yield	Shares	Value
Short-term investments: 3.13%
Investment companies: 3.13%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	5,365,153	$ 5,365,153
Total Short-term investments (Cost $5,365,153)				5,365,153
Total investments in securities (Cost $129,710,083)	98.61%			168,787,548
Other assets and liabilities, net	1.39			2,377,767
Total net assets	100.00%			$171,165,315

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
INR	Indian Rupee
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$6,720,374	$110,616,761	$(111,971,982)	$0	$0	$5,365,153	3.13%	5,365,153	$8,421
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	117	3-19-2021	$8,172,493	$7,827,885	$0	$(344,608)
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $124,344,930)	$ 163,422,395
Investments in affiliated securites, at value (cost $5,365,153)	5,365,153
Segregated cash for futures contracts	2,108,340
Receivable for dividends and interest	468,476
Foreign currency, at value (cost $202,352)	199,777
Receivable for investments sold	188,478
Receivable from adviser	28,862
Prepaid expenses and other assets	7,823
Total assets	171,789,304
Liabilities
Custodian and accounting fee payable	460,193
Payable for daily variation margin on open futures contracts	118,669
Professional fees payable	44,148
Trustees’ fees and expenses payable	857
Accrued expenses and other liabilities	122
Total liabilities	623,989
Total net assets	$171,165,315
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  21

Statement of operations—year ended February 28, 2021

Investment income
Dividends (net of foreign withholdings taxes of $727,618)	$ 4,814,864
Income from affiliated securities	8,421
Interest (net of foreign withholding taxes of $530)	1,579
Total investment income	4,824,864
Expenses
Advisory fee	305,404
Custody and accounting fees	650,248
Professional fees	44,790
Interest holder report expenses	11,685
Trustees’ fees and expenses	19,595
Other fees and expenses	38,122
Total expenses	1,069,844
Less: Fee waivers and/or expense reimbursements	(627,406)
Net expenses	442,438
Net investment income	4,382,426
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(8,457,368)
Foreign currency and foreign currency translations	(360,659)
Futures contracts	2,976,772
Net realized losses on investments	(5,841,255)
Net change in unrealized gains (losses) on
Unaffiliated securities	48,215,739
Foreign currency and foreign currency translations	16,271
Futures contracts	138,652
Net change in unrealized gains (losses) on investments	48,370,662
Net realized and unrealized gains (losses) on investments	42,529,407
Net increase in net assets resulting from operations	$46,911,833
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 4,382,426	$ 6,263,029
Net realized losses on investments	(5,841,255)	(7,712,386)
Net change in unrealized gains (losses) on investments	48,370,662	(11,714,226)
Net increase (decrease) in net assets resulting from operations	46,911,833	(13,163,583)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	52,744,158	33,085,504
Withdrawals	(145,512,035)	(59,525,153)
Net decrease in net assets resulting from capital transactions	(92,767,877)	(26,439,649)
Total decrease in net assets	(45,856,044)	(39,603,232)
Net assets
Beginning of period	217,021,359	256,624,591
End of period	$ 171,165,315	$217,021,359
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  23

Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	23.70%	(6.15)%	(11.16)%	13.43%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.52%	0.58%	0.49%
Net expenses	0.22% [3]	0.39%	0.45%	0.49%
Net investment income	2.15%	2.51%	2.33%	1.56%
Supplemental data
Portfolio turnover rate	133%	59%	81%	136%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.31% higher.
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio (formerly, Wells Fargo Factor Enhanced Emerging Markets Portfolio) (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2021, such fair value pricing was used in pricing certain foreign securities.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  25

Notes to financial statements
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

26  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $134,626,133 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$43,047,418
Gross unrealized losses	(9,230,611)
Net unrealized gains	$33,816,807
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  27

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$ 4,348,191	$ 0	$ 0	$ 4,348,191
Chile	261,436	484,313	0	745,749
China	17,671,668	44,449,170	0	62,120,838
Colombia	38,693	0	0	38,693
Czech Republic	0	72,010	0	72,010
Greece	0	268,285	0	268,285
Hong Kong	0	4,803,922	0	4,803,922
Hungary	0	729,762	0	729,762
India	0	15,284,458	0	15,284,458
Indonesia	0	2,129,953	0	2,129,953
Luxembourg	335,178	0	0	335,178
Malaysia	0	3,781,504	0	3,781,504
Mexico	2,788,135	0	0	2,788,135
Peru	214,253	0	0	214,253
Philippines	0	1,729,588	0	1,729,588
Poland	0	1,270,981	0	1,270,981
Russia	104,053	2,901,112	0	3,005,165
South Africa	1,411,143	4,112,815	0	5,523,958
South Korea	0	20,891,585	32,008	20,923,593
Taiwan	0	23,384,876	4,194	23,389,070
Thailand	0	3,822,972	0	3,822,972
Turkey	0	1,406,167	0	1,406,167
Foreign corporate bonds and notes	0	3,269	0	3,269
Preferred stocks
Brazil	3,607,203	0	0	3,607,203
Chile	0	46,864	0	46,864
South Korea	0	1,032,634	0	1,032,634
Short-term investments
Investment companies	5,365,153	0	0	5,365,153
Total assets	$36,145,106	$132,606,240	$36,202	$168,787,548
Liabilities
Futures contracts	$ 344,608	$ 0	$ 0	$ 344,608
Total liabilities	$ 344,608	$ 0	$ 0	$ 344,608
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio had no material transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising

28  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements
the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $255,339,397 and $338,342,655, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2021, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $8,166,067 in long futures contracts during the year ended February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in China. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Portfolio’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  29

Notes to financial statements
separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio (formerly, Wells Fargo Factor Enhanced Emerging Markets Portfolio) (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  31

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  35

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo
Factor Enhanced International Equity Portfolio
(formerly, Wells Fargo Factor Enhanced International Portfolio)

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Factor Enhanced International Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Dennis Beinn, CFA®‡, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2021[1]
Nestle SA	1.78
Canadian Pacific Railway Limited	1.48
ASML Holding NV	1.36
Pandora AS	1.31
Roche Holding AG	1.22
Fortescue Metals Group Limited	1.22
Prudential plc	1.17
Rio Tinto plc	1.15
Reckitt Benckiser Group plc	1.12
Novartis AG	1.12
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.
Country allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Common stocks: 95.43%
Australia: 6.45%
AGL Energy Limited (Utilities, Multi-utilities)	22,902	$ 164,682
AMP Limited (Financials, Diversified financial services)	15,886	18,377
Ampol Limited (Energy, Oil, gas & consumable fuels)	9,836	186,966
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	16,245	380,019
ASX Limited (Financials, Capital markets)	368	19,163
Aurizon Holdings Limited (Industrials, Road & rail)	329,599	970,576
Australia & New Zealand Banking Group Limited (Financials, Banks)	64,010	1,285,429
BlueScope Steel Limited (Materials, Metals & mining)	38,132	486,990
Brambles Limited (Industrials, Commercial services & supplies)	47,837	365,445
Coles Group Liimited (Consumer staples, Food & staples retailing)	61,017	722,392
Commonwealth Bank of Australia (Financials, Banks)	63,351	3,976,463
Computershare Limited (Information technology, IT services)	32,716	334,735
CSL Limited (Health care, Biotechnology)	19,767	4,028,490
Dexus Property Group (Real estate, Equity REITs)	22,824	156,569
Evolution Mining Limited (Materials, Metals & mining)	61,207	195,838
Fortescue Metals Group Limited (Materials, Metals & mining)	446,844	8,252,385
Goodman Group (Real estate, Equity REITs)	63,421	810,513
Lendlease Corporation Limited (Real estate, Real estate management & development)	97,380	1,000,952
Macquarie Group Limited (Financials, Capital markets)	6,612	723,771
Magellan Financial Group Limited (Financials, Capital markets)	4,836	161,584
Medibank Private Limited (Financials, Insurance)	187,449	400,073
Mirvac Group (Real estate, Equity REITs)	312,707	538,985
National Australia Bank Limited (Financials, Banks)	78,068	1,482,295
Newcrest Mining Limited (Materials, Metals & mining)	13,143	246,980
Northern Star Resources Limited (Materials, Metals & mining)144A	19,094	147,896
Oil Search Limited (Energy, Oil, gas & consumable fuels)	34,848	113,120
Orica Limited (Materials, Chemicals)	3,283	31,837
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	65,886	228,050
Qantas Airways Limited (Industrials, Airlines)†	356,644	1,369,224
QBE Insurance Group Limited (Financials, Insurance)	5,319	38,090
REA Group Limited (Communication services, Interactive media & services)	1,437	151,857
Rio Tinto Limited (Materials, Metals & mining)	28,717	2,817,712
Santos Limited (Energy, Oil, gas & consumable fuels)	253,030	1,401,848
Scentre Group (Real estate, Equity REITs)	718,813	1,591,694
Sonic Healthcare Limited (Health care, Health care providers & services)	4,180	102,483
Stockland Corporation Limited (Real estate, Equity REITs)	682,499	2,180,712
Suncorp Group Limited (Financials, Insurance)	3,898	29,864
Sydney Airport Holdings Limited (Industrials, Transportation infrastructure)†	62,350	282,648
Tabcorp Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	192,533	656,619
Telstra Corporation Limited (Communication services, Diversified telecommunication services)	133,495	317,641
The GPT Group (Real estate, Equity REITs)	184,720	606,726
TPG Telecom Limited (Communication services, Diversified telecommunication services)	5,682	30,060
Transurban Group (Industrials, Transportation infrastructure)	3,460	34,289
Vicinity Centres (Real estate, Equity REITs)	160,050	201,647
Washington H. Soul Pattinson & Company Limited (Energy, Oil, gas & consumable fuels)	4,376	100,706
Wesfarmers Limited (Consumer discretionary, Multiline retail)	43,682	1,661,454
Westpac Banking Corporation (Financials, Banks)	94,942	1,740,497
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  3

Portfolio of investments—February 28, 2021

	Shares	Value
Australia: (continued)
Woodside Petroleum Limited (Energy, Oil, gas & consumable fuels)	14,863	$ 280,291
Woolworths Group Limited (Consumer staples, Food & staples retailing)	23,469	715,735
		43,742,372
Austria: 0.13%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)†	12,906	423,796
OMV AG (Energy, Oil, gas & consumable fuels)	5,895	284,016
Raiffeisen Bank International AG (Financials, Banks)†	5,459	110,357
Voestalpine AG (Materials, Metals & mining)	859	33,926
		852,095
Belgium: 0.81%
Ageas NV (Financials, Insurance)	2,512	140,802
Anheuser-Busch InBev SA/NV (Consumer staples, Beverages)	17,174	988,255
Colruyt SA (Consumer staples, Food & staples retailing)	5,158	308,991
Elia System Operator SA/NV (Utilities, Electric utilities)	6,869	740,619
KBC Group NV (Financials, Banks)†	12,092	867,820
Sofina SA (Financials, Diversified financial services)	698	230,709
Solvay SA (Materials, Chemicals)	84	10,224
UCB SA (Health care, Pharmaceuticals)	9,391	931,180
Umicore SA (Materials, Chemicals)	21,219	1,246,589
		5,465,189
Canada: 9.75%
Agnico-Eagle Mines Limited (Materials, Metals & mining)	2,495	139,278
Air Canada (Industrials, Airlines)†	6,233	122,936
Algonquin Power & Utilities Corporation (Utilities, Multi-utilities)	29,500	456,895
Alimentation Couche-Tard Incorporated Class B (Consumer staples, Food & staples retailing)	37,070	1,114,197
Altagas Limited (Energy, Oil, gas & consumable fuels)	68,000	1,030,740
ATCO Limited Class I (Utilities, Multi-utilities)	23,200	676,712
B2Gold Corporation (Materials, Metals & mining)	39,300	171,084
Bank of Montreal (Financials, Banks)	18,791	1,535,351
Barrick Gold Corporation (Materials, Metals & mining)	53,771	1,003,506
Bausch Health Companies Incorporated (Health care, Pharmaceuticals)†	29,400	925,248
BCE Incorporated (Communication services, Diversified telecommunication services)	286	12,232
Brookfield Asset Management Incorporated Class A (Financials, Capital markets)	12,428	501,964
CAE Incorporated (Industrials, Aerospace & defense)	12,600	333,465
CAMECO Corporation (Energy, Oil, gas & consumable fuels)	14,600	229,107
Canadian Apartment Properties (Real estate, Equity REITs)	9,100	364,973
Canadian Imperial Bank of Commerce (Financials, Banks)	17,674	1,629,491
Canadian National Railway Company (Industrials, Road & rail)	27,537	3,005,787
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	27,900	760,969
Canadian Pacific Railway Limited (Industrials, Road & rail)	28,082	10,007,660
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	5,300	684,844
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	18,000	426,025
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	41,600	307,930
CGI Incorporated (Information technology, IT services)†	10,465	781,216
CI Financial Corporation (Financials, Capital markets)	64,200	898,982
Constellation Software Incorporated (Information technology, Software)	928	1,201,543
Dollarama Incorporated (Consumer discretionary, Multiline retail)	866	32,956
Emera Incorporated (Utilities, Electric utilities)	2,300	90,619
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Canada: (continued)
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	16,400	$ 455,813
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	74,600	2,519,494
Fairfax Financial Holdings Limited (Financials, Insurance)	600	244,418
Fortis Incorporated (Utilities, Electric utilities)	11,144	429,087
Franco-Nevada Corporation (Materials, Metals & mining)	1,608	172,172
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	25,900	787,013
Great-West Lifeco Incorporated (Financials, Insurance)	1,400	35,831
Hydro One Limited (Utilities, Electric utilities)144A	15,000	318,482
iA Financial Corporation (Financials, Insurance)	22,300	1,145,841
IGM Financial Incorporated (Financials, Capital markets)	36,500	995,820
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	5,100	111,770
Intact Financial Corporation (Financials, Insurance)	4,875	544,884
Inter Pipeline Limited (Energy, Oil, gas & consumable fuels)	30,800	433,465
Keyera Corporation (Energy, Oil, gas & consumable fuels)	35,500	688,186
Kinross Gold Corporation (Materials, Metals & mining)	46,200	287,162
Kirkland Lake Gold Limited (Materials, Metals & mining)	6,200	202,769
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	2,885	139,036
Lundin Mining Corporation (Materials, Metals & mining)	55,200	631,985
Magna International Incorporated (Consumer discretionary, Auto components)	27,227	2,293,307
Manulife Financial Corporation (Financials, Insurance)	79,900	1,592,852
Metro Incorporated (Consumer staples, Food & staples retailing)	12,830	533,323
National Bank of Canada (Financials, Banks)	19,808	1,247,689
Open Text Corporation (Information technology, Software)	15,218	678,266
Open Text Corporation (Information technology, Software)	5,000	222,694
Pan American Silver Corporation (Materials, Metals & mining)	2,900	95,824
Parkland Corporation (Energy, Oil, gas & consumable fuels)	13,700	435,351
Pembina Pipeline Corporation (Energy, Oil, gas & consumable fuels)	21,552	548,030
Power Corporation of Canada (Financials, Insurance)	31,096	749,666
Quebecor Incorporated Class B (Communication services, Media)	26,600	687,679
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	6,803	408,041
RioCan REIT (Real estate, Equity REITs)	42,700	636,172
Ritchie Bros. Auctioneers Incorporated (Industrials, Commercial services & supplies)	2,900	158,263
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	137	5,935
Royal Bank of Canada (Financials, Banks)	50,531	4,302,640
Shaw Communications Incorporated Class B (Communication services, Media)	9,705	168,919
Shopify Incorporated Class A (Information technology, IT services)†	2,800	3,627,569
SSR Mining Incorporated (Materials, Metals & mining)†	800	11,359
Sun Life Financial Incorporated (Financials, Insurance)	21,858	1,051,850
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	34,200	1,432,390
Telus Corporation (Communication services, Diversified telecommunication services)	8,988	180,099
The Bank of Nova Scotia (Financials, Banks)	38,208	2,233,754
The Toronto-Dominion Bank (Financials, Banks)	56,718	3,438,022
TMX Group Limited (Financials, Capital markets)	2,200	210,025
Topicus.com Incorporated (Information technology, Software)†	1,725	89,544
Wheaton Precious Metals Corporation (Materials, Metals & mining)	7,476	267,411
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—February 28, 2021

	Shares	Value
Canada: (continued)
WSP Global Incorporated (Industrials, Construction & engineering)	700	$ 60,627
Yamana Gold Incorporated (Materials, Metals & mining)	34,300	136,381
		66,092,620
China: 0.06%
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure)	93,200	439,264
Denmark: 3.04%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	122	260,922
Ambu AS Class B (Health care, Health care equipment & supplies)	6,637	305,859
Carlsberg AS Class B (Consumer staples, Beverages)	6,874	1,079,410
Coloplast AS Class B (Health care, Health care equipment & supplies)	7,368	1,122,319
Danske Bank AS (Financials, Banks)†	26,248	482,515
Genmab AS (Health care, Biotechnology)†	3,521	1,180,893
GN Store Nord AS (Health care, Health care equipment & supplies)	1,511	126,627
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	77,503	5,528,836
Novozymes AS Class B (Materials, Chemicals)	7,994	492,125
Orsted AS (Utilities, Electric utilities)144A	871	140,385
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	91,242	8,858,262
Vestas Wind Systems AS (Industrials, Electrical equipment)	5,661	1,061,579
		20,639,732
Finland: 0.99%
Elisa Oyj (Communication services, Diversified telecommunication services)	15,346	917,598
Fortum Oyj (Utilities, Electric utilities)	6,295	156,839
Kone Oyj Class B (Industrials, Machinery)	8,321	664,130
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	17,053	1,126,352
Nokia Oyj (Information technology, Communications equipment)†	167,550	667,539
Nordea Bank AB (Financials, Banks)	121,135	1,097,099
Orion Oyj Class B (Health care, Pharmaceuticals)	27,894	1,144,304
Sampo Oyj Class A (Financials, Insurance)	12,760	567,971
UPM-Kymmene Oyj (Materials, Paper & forest products)	9,274	354,309
		6,696,141
France: 8.71%
Air Liquide SA (Materials, Chemicals)	17,882	2,692,939
Alstom SA (Industrials, Machinery)†	7,547	376,180
Amundi SA (Financials, Capital markets)144A†	6,174	469,164
Arkema SA (Materials, Chemicals)	2,545	280,555
Atos Origin SA (Information technology, IT services)†	15,370	1,201,310
AXA SA (Financials, Insurance)	108,324	2,724,159
bioMerieux (Health care, Health care equipment & supplies)	4,834	613,072
BNP Paribas SA (Financials, Banks)†	53,988	3,209,448
Bolloré SA (Industrials, Air freight & logistics)	9,436	45,231
Bouygues SA (Industrials, Construction & engineering)	7,459	301,971
Capgemini SE (Information technology, IT services)	8,067	1,295,560
Carrefour SA (Consumer staples, Food & staples retailing)	10,384	181,184
CNP Assurances SA (Financials, Insurance)†	32,106	577,753
Compagnie de Saint-Gobain SA (Industrials, Building products)†	28,507	1,533,002
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	6,744	975,121
Covivio (Real estate, Equity REITs)	6,899	579,454
Credit Agricole SA (Financials, Banks)†	38,694	542,160
Dassault Aviation SA (Industrials, Aerospace & defense)†	858	922,509
Dassault Systemes SA (Information technology, Software)	3,016	626,416
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
France: (continued)
Eiffage SA (Industrials, Construction & engineering)†	2,523	$ 259,327
Electricite de France SA (Utilities, Electric utilities)†	5,877	70,121
Engie SA (Utilities, Multi-utilities)†	49,773	724,656
Essilor International SA Cie Generale d'Optique (Consumer discretionary, Textiles, apparel & luxury goods)	7,122	1,161,835
Faurecia (Consumer discretionary, Auto components)†	8,479	438,646
Gecina SA (Real estate, Equity REITs)	5,959	822,334
Groupe Eurotunnel SE (Industrials, Transportation infrastructure)†	15,823	259,302
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,317	1,467,189
Iliad SA (Communication services, Diversified telecommunication services)	3,145	558,166
Klepierre SA (Real estate, Equity REITs)	51,113	1,201,947
La Francaise Des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure)144A	1,710	77,189
Legrand SA (Industrials, Electrical equipment)	8,640	751,156
L'Oréal SA (Consumer staples, Personal products)	10,588	3,864,087
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	10,131	6,419,194
Natixis SA (Financials, Capital markets)†	37,234	181,012
Orange SA (Communication services, Diversified telecommunication services)	41,270	475,505
Pernod-Ricard SA (Consumer staples, Beverages)	7,312	1,388,048
Publicis Groupe SA (Communication services, Media)	5,927	348,515
Remy Cointreau SA (Consumer staples, Beverages)	1,089	207,484
Safran SA (Industrials, Aerospace & defense)†	11,815	1,610,533
Sanofi SA (Health care, Pharmaceuticals)	49,135	4,509,153
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	1,504	656,904
Schneider Electric SE (Industrials, Electrical equipment)	24,834	3,672,311
SCOR SE (Financials, Insurance)†	18,976	629,547
Societe Generale SA (Financials, Banks)†	31,618	782,430
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)†	3,496	334,895
Teleperformance SE (Industrials, Professional services)	2,710	960,032
Thales SA (Industrials, Aerospace & defense)	1,188	112,515
Total SA (Energy, Oil, gas & consumable fuels)	88,220	4,113,709
Valeo SA (Consumer discretionary, Auto components)	9,809	346,670
Veolia Environnement SA (Utilities, Multi-utilities)	7,573	203,080
Vinci SA (Industrials, Construction & engineering)	3,081	320,424
Vivendi SE (Communication services, Entertainment)	22,812	789,574
Worldline SA (Information technology, IT services)144A†	1,823	162,615
		59,027,293
Germany: 6.79%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)†	6,274	2,187,020
Allianz AG (Financials, Insurance)	11,562	2,790,596
BASF SE (Materials, Chemicals)	26,802	2,192,695
Bayer AG (Health care, Pharmaceuticals)	43,141	2,620,435
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	13,909	1,201,861
Beiersdorf AG (Consumer staples, Personal products)	2,577	254,626
Brenntag AG (Industrials, Trading companies & distributors)	10,867	842,050
Continental AG (Consumer discretionary, Auto components)	58	8,338
Covestro AG (Materials, Chemicals)144A	883	63,935
Daimler AG (Consumer discretionary, Automobiles)	30,152	2,417,144
Delivery Hero SE (Consumer discretionary, Internet & direct marketing retail)144A†	4,073	520,446
Deutsche Boerse AG (Financials, Capital markets)	7,419	1,215,587
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—February 28, 2021

	Shares	Value
Germany: (continued)
Deutsche Lufthansa AG (Industrials, Airlines)†	11,430	$ 170,561
Deutsche Post AG (Industrials, Air freight & logistics)	45,271	2,248,502
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	116,595	2,120,914
Deutsche Wohnen AG (Real estate, Real estate management & development)	19,918	936,204
E.ON SE (Utilities, Multi-utilities)	30,997	316,060
Evonik Industries AG (Materials, Chemicals)	7,082	238,497
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	8,016	554,968
Fresenius SE & Company KGaA (Health care, Health care providers & services)	15,725	673,707
GEA Group AG (Industrials, Machinery)	9,468	327,810
Hannover Rueck SE (Financials, Insurance)	3,073	520,306
Heidelbergcement AG (Materials, Construction materials)	2,409	190,535
Hochtief AG (Industrials, Construction & engineering)	889	79,447
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	32,245	1,403,035
Kion Group AG (Industrials, Machinery)†	2,646	223,576
Knorr Bremse AG (Industrials, Machinery)	266	33,876
LANXESS AG (Materials, Chemicals)	13,426	996,541
LEG Immobilien AG (Real estate, Real estate management & development)	3,923	535,242
Merck KGaA (Health care, Pharmaceuticals)	7,440	1,209,507
MTU Aero Engines AG (Industrials, Aerospace & defense)	3,105	739,118
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,578	1,640,804
Nemetschek SE (Information technology, Software)	3,012	189,771
Puma AG Rudolf Dassler Sport (Consumer discretionary, Textiles, apparel & luxury goods)†	3,555	378,550
RWE AG (Utilities, Multi-utilities)	20,602	778,134
SAP SE (Information technology, Software)	16,114	1,993,087
Scout24 AG (Communication services, Interactive media & services)144A	9,210	694,704
Siemens AG (Industrials, Industrial conglomerates)	29,488	4,563,602
Siemens Energy AG (Industrials, Electrical equipment)†	12,329	464,861
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	4,472	247,820
Symrise AG (Materials, Chemicals)	1,588	185,513
TeamViewer AG (Information technology, Software)†	904	48,474
Uniper SE (Utilities, Independent power & renewable electricity producers)	37,778	1,320,442
United Internet AG (Communication services, Diversified telecommunication services)	23,915	1,053,494
Vonovia SE (Real estate, Real estate management & development)	14,670	934,320
Zalando SE (Consumer discretionary, Internet & direct marketing retail)144A†	16,234	1,668,971
		45,995,686
Hong Kong: 2.50%
AIA Group Limited (Financials, Insurance)	370,800	4,676,317
ASM Pacific Technology (Information technology, Semiconductors & semiconductor equipment)	12,044	167,193
Bank of East Asia Limited (Financials, Banks)	39,800	93,867
BOC Hong Kong (Holdings) Limited (Financials, Banks)	139,500	463,489
Budweiser Brewing Company APAC Limited (Consumer staples, Beverages)144A	61,166	186,601
CK Asset Holdings Limited (Real estate, Real estate management & development)	97,190	571,241
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	237,070	1,789,017
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Hong Kong: (continued)
CLP Holdings Limited (Utilities, Electric utilities)	65,500	$ 639,472
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	83,000	757,180
Hang Lung Properties Limited (Real estate, Real estate management & development)	138,332	358,372
Hang Seng Bank Limited (Financials, Banks)	927	17,903
Henderson Land Development Company Limited (Real estate, Real estate management & development)	68,198	297,072
HK Electric Investments Limited (Utilities, Electric utilities)144A	117,500	115,080
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	43,900	2,699,097
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	23,500	112,899
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication services, Diversified telecommunication services)	199,574	271,263
New World Development Company Limited (Real estate, Real estate management & development)	57,493	292,409
PCCW Limited (Communication services, Diversified telecommunication services)	173,000	99,218
Sino Land Company (Real estate, Real estate management & development)	365,899	553,436
SJM Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	82,000	114,054
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	47,000	762,878
Swire Pacific Limited Class A (Real estate, Real estate management & development)	20,478	150,087
Techtronic Industries Company Limited (Industrials, Machinery)	74,743	1,137,583
WH Group Limited (Consumer staples, Food products)144A	356,500	319,748
Wharf Real Estate Investment Company Limited (Real estate, Real estate management & development)	51,296	306,720
		16,952,196
Ireland: 0.64%
CRH plc (Materials, Construction materials)	18,358	796,943
DCC plc (Industrials, Industrial conglomerates)	9,168	740,582
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure)†	3,328	637,486
Kerry Group plc Class A (Consumer staples, Food products)	3,495	420,524
Kingspan Group plc (Industrials, Building products)†	9,026	656,142
Smurfit Kappa Group plc (Materials, Containers & packaging)	23,090	1,090,968
		4,342,645
Israel: 0.47%
Bank Hapoalim BM (Financials, Banks)	45,234	318,693
Check Point Software Technologies Limited (Information technology, Software)†	11,359	1,252,216
CyberArk Software Limited (Information technology, Software)†	40	5,873
ICL Group Limited (Materials, Chemicals)	61,692	354,895
Israel Discount Bank Limited Class A (Financials, Banks)	46,460	171,323
Mizrahi Tefahot Bank Limited (Financials, Banks)	5,652	134,476
Nice Systems Limited ADR (Information technology, Software)†	4,199	969,895
		3,207,371
Italy: 1.64%
Assicurazioni Generali SpA (Financials, Insurance)	49,024	919,340
Atlantia SpA (Industrials, Transportation infrastructure)†	14,773	276,576
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—February 28, 2021

	Shares	Value
Italy: (continued)
DiaSorin SpA (Health care, Health care equipment & supplies)	2,350	$ 460,708
Enel SpA (Utilities, Electric utilities)	290,448	2,738,605
FinecoBank SpA (Financials, Banks)†	10,092	177,005
Intesa Sanpaolo SpA (Financials, Banks)†	692,893	1,781,451
Mediobanca SpA (Financials, Banks)†	62,463	648,612
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)†	5,610	346,908
Nexi SpA (Information technology, IT services)144A†	7,403	132,481
Poste Italiane SpA (Financials, Insurance)144A	3,901	44,196
Prysmian SpA (Industrials, Electrical equipment)	30,646	984,383
Recordati SpA (Health care, Pharmaceuticals)	10,837	550,866
Snam SpA (Utilities, Gas utilities)	46,912	242,842
Telecom Italia SpA (Communication services, Diversified telecommunication services)	569,365	270,342
Terna SpA (Utilities, Electric utilities)	93,525	648,792
UniCredit SpA (Financials, Banks)†	84,091	865,349
		11,088,456
Japan: 21.61%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	9,700	801,289
Air Water Incorporated (Materials, Chemicals)	4,666	77,006
Aisin Seiki Company Limited (Consumer discretionary, Auto components)	4,000	137,470
Ajinomoto Company Incorporated (Consumer staples, Food products)	150	2,989
Alfresa Holdings Corporation (Health care, Health care providers & services)	20,600	398,306
Amada Holdings Company Limited (Industrials, Machinery)	5,900	72,086
Asahi Breweries Limited (Consumer staples, Beverages)	18,000	785,828
Asahi Glass Company Limited (Industrials, Building products)	4,000	147,403
Asahi Kasei Corporation (Materials, Chemicals)	500	5,424
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	5,900	451,304
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	8,900	176,352
Calbee Incorporated (Consumer staples, Food products)	12,800	337,061
Casio Computer Company Limited (Consumer discretionary, Household durables)	8,000	155,052
Chiba Bank Limited (Financials, Banks)	153,600	983,719
Chubu Electric Power Company Incorporated (Utilities, Electric utilities)	21,000	257,853
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	26,600	1,194,210
Concordia Financial Group Limited (Financials, Banks)	72,600	281,200
Cosmos Pharmaceutical Corporation (Consumer staples, Food & staples retailing)	4,000	572,487
CyberAgent Incorporated (Communication services, Media)	46,500	2,808,215
Daifuku Company Limited (Industrials, Machinery)	41,500	3,985,652
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	20,500	364,350
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	29,700	843,372
Daikin Industries Limited (Industrials, Building products)	8,466	1,649,929
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	6,100	680,701
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	19,600	555,974
Daiwa Securities Group Incorporated (Financials, Capital markets)	86,500	423,316
DENSO Corporation (Consumer discretionary, Auto components)	5,500	332,279
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	2,000	630,588
Eisai Company Limited (Health care, Pharmaceuticals)	9,000	620,653
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	226,500	1,001,580
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Japan: (continued)
FANUC Corporation (Industrials, Machinery)	3,500	$ 874,674
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	400	396,591
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	14,400	602,243
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	8,100	463,160
Fujitsu Limited (Information technology, IT services)	42,900	6,223,857
Fukuoka Financial Group Incorporated (Financials, Banks)	62,100	1,121,906
Hakuhodo DY Holdings Incorporated (Communication services, Media)	8,300	137,843
Hamamatsu Photonics (Information technology, Electronic equipment, instruments & components)	200	11,810
Hino Motors Limited (Industrials, Machinery)	11,200	105,896
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	1,400	205,224
Hisamitsu Pharmaceutical Company Incorporated (Health care, Pharmaceuticals)	1,900	119,072
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	4,200	130,162
Hitachi Limited (Information technology, Electronic equipment, instruments & components)	45,000	2,075,522
Honda Motor Company Limited (Consumer discretionary, Automobiles)	62,000	1,713,760
Hoshizaki Electric Company Limited (Industrials, Machinery)	566	49,959
Hoya Corporation (Health care, Health care equipment & supplies)	13,600	1,546,685
Hulic Company Limited (Real estate, Real estate management & development)	21,066	235,376
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	7,400	194,644
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	10,900	247,975
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	56,100	417,137
Isuzu Motors Limited (Consumer discretionary, Automobiles)	24,100	253,636
ITO EN Limited (Consumer staples, Beverages)	2,100	116,170
Itochu Corporation (Industrials, Trading companies & distributors)	70,100	2,093,747
Itochu Techno-Solutions Corporation (Information technology, IT services)	25,000	768,409
Japan Post Hoding Company Limited (Financials, Insurance)	16,600	341,332
Japan Retail Fund Investment Corporation (Real estate, Equity REITs)	52	51,884
JSR Corporation (Materials, Chemicals)	14,500	434,617
Kajima Corporation (Industrials, Construction & engineering)	42,700	548,000
Kakaku.com Incorporated (Communication services, Interactive media & services)	8,900	283,542
Kansai Paint Company Limited (Materials, Chemicals)	783	20,487
Kao Corporation (Consumer staples, Personal products)	20,300	1,365,764
KDDI Corporation (Communication services, Wireless telecommunication services)	93,900	2,927,189
Keihan Electric Railway Company Limited (Industrials, Industrial conglomerates)	2,800	126,232
Keikyu Corporation (Industrials, Road & rail)	8,600	136,800
Keio Corporation (Industrials, Road & rail)	1,100	82,530
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	5,200	2,479,677
Kikkoman Corporation (Consumer staples, Food products)	3,400	225,543
Kirin Holdings Company Limited (Consumer staples, Beverages)	34,000	669,828
Kobayashi Pharmaceutical Company Limited (Consumer staples, Personal products)	7,700	728,994
Kobe Bussan Company Limited (Consumer staples, Food & staples retailing)	5,800	149,038
Komatsu Limited (Industrials, Machinery)	15,500	465,318
Kubota Corporation (Industrials, Machinery)	3,400	77,130
Kurita Water Industries Limited (Industrials, Machinery)	13,900	564,694
Kyowa Hakko Kogyo Company Limited (Health care, Pharmaceuticals)	12,000	335,675
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—February 28, 2021

	Shares	Value
Japan: (continued)
Kyushu Electric Power Company Incorporated (Utilities, Electric utilities)	8,900	$ 76,473
Lasertec Corporation (Information technology, Semiconductors & semiconductor equipment)	4,400	538,732
Lion Corporation (Consumer staples, Household products)	14,300	274,477
LIXIL Corporation (Industrials, Building products)	4,600	129,711
M3 Incorporated (Health care, Health care technology)	14,000	1,112,690
Makita Corporation (Industrials, Machinery)	3,600	153,904
Marubeni Corporation (Industrials, Trading companies & distributors)	105,400	789,650
McDonald's Holdings Company Japan Limited (Consumer discretionary, Hotels, restaurants & leisure)	8,800	437,249
MediPal Holdings Corporation (Health care, Health care providers & services)	6,700	133,106
Meiji Holdings Company Limited (Consumer staples, Food products)	5,300	337,168
Minebea Company Limited (Industrials, Machinery)	33,300	824,522
Misumi Group Incorporated (Industrials, Machinery)	4,600	141,034
Mitsubishi Corporation (Industrials, Trading companies & distributors)	35,100	995,023
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	77,700	1,150,642
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	39,000	913,489
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	419,800	2,208,020
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified financial services)	15,000	80,935
Mitsui & Company Limited (Industrials, Trading companies & distributors)	38,700	828,730
Mitsui Chemicals Incorporated (Materials, Chemicals)	12,500	387,223
Miura Company Limited (Industrials, Machinery)	6,800	353,772
Mizuho Financial Group Incorporated (Financials, Banks)	4,370	64,319
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	7,950	225,659
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	21,100	1,808,792
Nabtesco Corporation (Industrials, Machinery)	9,100	388,309
Nagoya Railroad Company Limited (Industrials, Road & rail)	600	15,318
NEC Corporation (Information technology, IT services)	14,600	798,608
Nexon Company Limited (Communication services, Entertainment)	18,200	573,060
NGK Insulators Limited (Industrials, Machinery)	11,400	203,276
NGK Spark Plug Company Limited (Consumer discretionary, Auto components)	14,567	249,117
NH Foods Limited (Consumer staples, Food products)	15,600	660,005
Nidec Corporation (Industrials, Electrical equipment)	2,800	357,042
Nihon M&A Center Incorporated (Industrials, Professional services)	5,400	294,706
Nintendo Company Limited (Communication services, Entertainment)	4,600	2,813,233
Nippon Express Company Limited (Industrials, Road & rail)	27,300	2,041,710
Nippon Prologis REIT Incorporated (Real estate, Equity REITs)	19	57,950
Nippon Shinyaku Company Limited (Health care, Pharmaceuticals)	2,700	183,873
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	10,900	282,365
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	15,500	448,332
Nissan Chemical Industries Limited (Materials, Chemicals)	8,200	448,485
Nissin Food Products Company Limited (Consumer staples, Food products)	7,700	581,867
Nitori Holdings Company Limited (Consumer discretionary, Specialty retail)	3,400	634,811
Nitto Denko Corporation (Materials, Chemicals)	15,300	1,313,309
Nomura Holdings Incorporated (Financials, Capital markets)	154,400	901,877
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	23,700	537,352
Nomura Research Institute Limited (Information technology, IT services)	37,500	1,163,474
NSK Limited (Industrials, Machinery)	14,000	138,219
NTT Data Corporation (Information technology, IT services)	467	7,169
Obayashi Corporation (Industrials, Construction & engineering)	85,900	741,556
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Japan: (continued)
OBIC Company Limited (Information technology, IT services)	2,600	$ 437,991
Odakyu Electric Railway Company Limited (Industrials, Road & rail)	2,700	79,355
Oji Holdings Corporation (Materials, Paper & forest products)	32,000	202,508
Olympus Corporation (Health care, Health care equipment & supplies)	52,200	1,099,837
Omron Corporation (Information technology, Electronic equipment, instruments & components)	12,500	1,014,180
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	29,500	795,727
Oracle Corporation (Japan) (Information technology, Software)	1,600	162,384
Oriental Land Company Limited (Consumer discretionary, Hotels, restaurants & leisure)	400	67,353
ORIX Corporation (Financials, Diversified financial services)	38,200	651,796
Osaka Gas Company Limited (Utilities, Gas utilities)	17,400	311,638
Otsuka Corporation (Information technology, IT services)	4,100	190,460
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	16,700	666,097
Pan Pacific International Holdings (Consumer discretionary, Multiline retail)	7,250	170,024
Panasonic Corporation (Consumer discretionary, Household durables)	86,300	1,115,698
Persol Holdings Company Limited (Industrials, Professional services)	36,700	733,144
Pigeon Corporation (Consumer staples, Household products)	1,600	57,940
Pola Orbis Holdings Incorporated (Consumer staples, Personal products)	3,400	77,914
Recruit Holdings Company Limited (Industrials, Professional services)	8,900	444,727
Resona Holdings Incorporated (Financials, Banks)	75,900	306,691
Ricoh Company Limited (Information technology, Technology hardware, storage & peripherals)	4,600	40,223
Rinnai Corporation (Consumer discretionary, Household durables)	4,500	456,360
Ryohin Keikaku Company Limited (Consumer discretionary, Multiline retail)	22,000	498,466
Santen Pharmaceutical Company Limited (Health care, Pharmaceuticals)	13,500	185,862
SBI Holdings Incorporated (Financials, Capital markets)	6,250	174,868
SCSK Corporation (Information technology, IT services)	14,500	856,372
Secom Company Limited (Industrials, Commercial services & supplies)	2,300	200,273
Sega Sammy Holdings Incorporated (Consumer discretionary, Leisure products)	3,050	51,429
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	9,900	164,066
Sekisui Chemical Company Limited (Consumer discretionary, Household durables)	11,900	213,261
SG Holdings Company Limited (Industrials, Air freight & logistics)	14,400	330,637
Sharp Corporation (Consumer discretionary, Household durables)	6,600	125,450
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	5,000	181,425
Shimamura Company Limited (Consumer discretionary, Specialty retail)	32,800	3,277,589
Shimano Incorporated (Consumer discretionary, Leisure products)	1,100	245,655
Shimizu Corporation (Industrials, Construction & engineering)	98,600	749,023
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	14,200	2,327,298
Shinsei Bank Limited (Financials, Banks)	5,700	81,548
Shionogi & Company Limited (Health care, Pharmaceuticals)	13,300	679,581
Shizuoka Bank Limited (Financials, Banks)	34,600	253,942
SMC Corporation (Industrials, Machinery)	2,200	1,304,717
SoftBank Corporation (Communication services, Wireless telecommunication services)	81,700	1,104,771
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	55,300	5,161,119
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	4,300	194,321
Sompo Holdings Incorporated (Financials, Insurance)	11,600	446,438
Sony Corporation (Consumer discretionary, Household durables)	37,500	3,960,043
Square Enix Company Limited (Communication services, Entertainment)	14,900	845,864
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—February 28, 2021

	Shares	Value
Japan: (continued)
Stanley Electric Company Limited (Consumer discretionary, Auto components)	15,600	$ 465,408
Subaru Corporation (Consumer discretionary, Automobiles)	38,200	720,102
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	10,233	235,459
Sumitomo Corporation (Industrials, Trading companies & distributors)	9,350	136,254
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	800	38,802
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	51,000	1,800,575
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	9,200	303,761
Sumitomo Realty & Development Company Limited (Real estate, Real estate management & development)	900	31,227
Sundrug Company Limited (Consumer staples, Food & staples retailing)	14,100	530,206
Suntory Beverage & Food Limited (Consumer staples, Beverages)	6,900	236,865
Suzuken Company Limited (Health care, Health care providers & services)	2,500	95,627
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	19,233	838,944
Sysmex Corporation (Health care, Health care equipment & supplies)	3,200	333,175
T&D Holdings Incorporated (Financials, Insurance)	40,800	555,724
Taiheiyo Cement Corporation (Materials, Construction materials)	39,200	983,621
Taisei Corporation (Industrials, Construction & engineering)	22,900	812,055
TDK Corporation (Information technology, Electronic equipment, instruments & components)	6,400	921,688
Teijin Limited (Materials, Chemicals)	28,000	483,059
Terumo Corporation (Health care, Health care equipment & supplies)	22,300	829,567
The Bank of Kyoto Limited (Financials, Banks)	2,100	126,538
The Chugoku Electric Power Company Incorporated (Utilities, Electric utilities)	10,800	128,807
TIS Incorporated (Information technology, Software)	55,300	1,151,204
Toho Company Limited Tokyo (Communication services, Entertainment)	1,566	59,114
Toho Gas Company Limited (Utilities, Gas utilities)	3,400	199,451
Tohoku Electric Power Company Incorporated (Utilities, Electric utilities)	28,300	249,285
Tokio Marine Holdings Incorporated (Financials, Insurance)	11,500	571,304
Tokyo Century Corporation (Financials, Diversified financial services)	1,484	97,621
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	7,400	3,085,925
Tokyo Gas Company Limited (Utilities, Gas utilities)	6,667	137,763
Tokyu Fudosan Holdings Corporation (Real estate, Real estate management & development)	25,700	162,319
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	27,200	429,749
Toshiba Corporation (Industrials, Industrial conglomerates)	19,800	627,075
Tosoh Corporation (Materials, Chemicals)	71,500	1,314,375
TOTO Limited (Industrials, Building products)	5,300	321,433
Toyo Suisan Kaisha Limited (Consumer staples, Food products)	11,800	502,340
Toyoda Gosei Company Limited (Consumer discretionary, Auto components)	2,100	54,915
Toyota Industries Corporation (Consumer discretionary, Auto components)	400	34,367
Toyota Motor Corporation (Consumer discretionary, Automobiles)	52,100	3,849,862
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	18,500	780,357
Trend Micro Incorporated (Information technology, Software)	15,900	768,652
Tsuruha Holdings Incorporated (Consumer staples, Food & staples retailing)	4,400	566,515
Unicharm Corporation (Consumer staples, Household products)	13,800	546,731
Welcia Holdings Company Limiited (Consumer staples, Food & staples retailing)	6,200	197,570
Yahoo! Japan Corporation (Communication services, Interactive media & services)	103,366	631,079
Yakult Honsha Company Limited (Consumer staples, Food products)	900	44,633
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Japan: (continued)
Yamada Denki Company Limited (Consumer discretionary, Specialty retail)	184,800	$ 886,761
Yamaha Corporation (Consumer discretionary, Leisure products)	5,433	304,572
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	29,600	651,050
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	18,500	488,193
Yamazaki Baking Company Limited (Consumer staples, Food products)	5,000	84,314
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	3,500	66,938
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	51,400	1,612,998
		146,435,717
Luxembourg: 0.24%
ArcelorMittal (Materials, Metals & mining)†	7,342	171,445
Eurofins Scientific SE (Health care, Life sciences tools & services)†	6,920	614,262
SES SA FDR Class A (Communication services, Media)	60,274	481,691
Tenaris SA (Energy, Energy equipment & services)	31,502	328,966
		1,596,364
Netherlands: 4.21%
Adyen NV (Information technology, IT services)144A†	451	1,052,356
Aegon NV (Financials, Insurance)	68,129	326,524
Airbus SE (Industrials, Aerospace & defense)†	15,487	1,799,198
Akzo Nobel NV (Materials, Chemicals)	8,948	925,311
argenx SE (Health care, Biotechnology)†	555	184,600
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	16,240	9,210,048
Davide Campari-Milano NV (Consumer staples, Beverages)	7,973	90,111
Exor NV (Financials, Diversified financial services)	7,510	601,993
Heineken Holding NV (Consumer staples, Beverages)	1,479	127,056
Heineken NV (Consumer staples, Beverages)	4,481	442,773
ING Groep NV (Financials, Banks)	141,326	1,547,903
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	54,962	1,451,257
Koninklijke DSM NV (Materials, Chemicals)	6,335	1,044,550
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	103,230	338,334
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	32,899	1,796,189
NN Group NV (Financials, Insurance)	20,075	926,937
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	21,406	2,551,948
Randstad Holdings NV (Industrials, Professional services)†	20,774	1,389,327
Stellantis NV (Consumer discretionary, Automobiles)	15,470	250,564
Stellantis NV (Consumer discretionary, Automobiles)	45,930	744,470
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	22,738	883,082
Wolters Kluwer NV (Communication services, Media)	10,359	821,151
		28,505,682
New Zealand: 0.29%
A2 Milk Company Limited (Consumer staples, Food products)†	25,966	182,626
Auckland International Airport Limited (Industrials, Transportation infrastructure)†	25,452	138,920
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  15

Portfolio of investments—February 28, 2021

	Shares	Value
New Zealand: (continued)
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	45,552	$ 968,646
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	209,196	693,770
		1,983,962
Norway: 0.62%
Adevinta ASA (Communication services, Interactive media & services)†	2,756	38,355
Den Norske Bank ASA (Financials, Banks)	52,855	1,026,835
Equinor ASA (Energy, Oil, gas & consumable fuels)	43,254	820,285
Gjensidige Forsikring ASA (Financials, Insurance)	45,358	1,040,335
Mowi ASA (Consumer staples, Food products)	4,234	102,254
Norsk Hydro ASA (Materials, Metals & mining)	75,122	415,894
Orkla ASA (Consumer staples, Food products)	52,161	480,426
Yara International ASA (Materials, Chemicals)	6,331	304,158
		4,228,542
Portugal: 0.13%
Energias de Portugal SA (Utilities, Electric utilities)	116,550	668,030
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	20,167	225,436
		893,466
Singapore: 0.78%
Ascendas REIT (Real estate, Equity REITs)	78,100	170,821
CapitaLand Mall Trust (Real estate, Equity REITs)	8,850	13,851
DBS Group Holdings Limited (Financials, Banks)	49,113	973,154
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	243,824	155,341
Keppel Corporation Limited (Industrials, Industrial conglomerates)	29,600	111,931
Mapletree Commercial Trust (Real estate, Equity REITs)	72,733	110,411
Mapletree Logistics Trust (Real estate, Equity REITs)	438,900	605,548
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	52,796	431,917
Singapore Exchange Limited (Financials, Capital markets)	53,374	397,382
Singapore Technologies Engineering Limited (Industrials, Aerospace & defense)	50,069	140,225
Suntec REIT (Real estate, Equity REITs)	63,233	68,282
United Overseas Bank Limited (Financials, Banks)	28,386	521,281
UOL Group Limited (Real estate, Real estate management & development)	29,273	161,210
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	62,400	890,441
Wilmar International Limited (Consumer staples, Food products)	131,785	518,852
		5,270,647
Spain: 1.72%
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	9,753	297,997
Aena SA (Industrials, Transportation infrastructure)144A†	2,409	408,578
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	436,191	2,425,605
Banco Santander Central Hispano SA (Financials, Banks)†	320,487	1,114,364
CaixaBank SA (Financials, Banks)	142,221	411,905
Enagás SA (Utilities, Gas utilities)	47,555	996,071
Endesa SA (Utilities, Electric utilities)	8,330	205,837
Gas Natural SDG SA (Utilities, Gas utilities)	1,148	28,592
Grifols SA (Health care, Biotechnology)	30,037	752,547
Iberdrola SA (Utilities, Electric utilities)	232,137	2,909,121
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Spain: (continued)
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	19,867	$ 331,904
Repsol SA (Energy, Oil, gas & consumable fuels)	57,087	718,600
Siemens Gamesa Renewable Energy SA (Industrials, Electrical equipment)	9,326	345,933
Telefónica SA (Communication services, Diversified telecommunication services)	170,705	728,775
		11,675,829
Sweden: 3.37%
Alfa Laval AB (Industrials, Machinery)†	7,108	219,566
Atlas Copco AB Class A (Industrials, Machinery)	28,203	1,609,569
Atlas Copco AB Class B (Industrials, Machinery)	17,014	824,409
Boliden AB (Materials, Metals & mining)	29,413	1,164,857
Epiroc AB Class A (Industrials, Machinery)	29,832	632,247
Epiroc AB Class B (Industrials, Machinery)	22,944	450,958
Ericsson LM Class B (Information technology, Communications equipment)	110,283	1,378,090
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure)144A	16,734	2,086,640
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)†	19,910	468,327
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	2,822	234,722
Industrivarden AB Class C (Financials, Diversified financial services)†	8,272	273,022
Investor AB Class B (Financials, Diversified financial services)	16,824	1,242,935
Kinnevik AB Class B (Financials, Diversified financial services)	34,936	1,621,147
Lundbergforetagen AB Class B (Financials, Diversified financial services)†	1,720	85,545
Lundin Energy AB (Energy, Oil, gas & consumable fuels)	13,840	449,133
Nibe Industrier AB Class B (Industrials, Building products)	983	30,893
Sandvik AB (Industrials, Machinery)†	45,523	1,222,557
Securitas AB Class B (Industrials, Commercial services & supplies)	15,611	239,332
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)†	64,807	744,526
Skanska AB Class B (Industrials, Construction & engineering)	16,326	395,047
SKF AB Class B (Industrials, Machinery)	32,784	893,251
Svenska Cellulosa AB Class B (Materials, Paper & forest products)†	19,869	341,734
Svenska Handelsbanken AB Class A (Financials, Banks)†	80,060	844,059
Swedbank AB Class A (Financials, Banks)	49,302	863,486
Swedish Match AB (Consumer staples, Tobacco)	41,089	2,949,110
Tele2 AB Class B (Communication services, Wireless telecommunication services)	18,577	234,802
Volvo AB Class B (Industrials, Machinery)†	51,929	1,329,403
		22,829,367
Switzerland: 8.06%
ABB Limited (Industrials, Electrical equipment)	64,589	1,859,484
Adecco SA (Industrials, Professional services)	21,347	1,343,511
Alcon Incorporated (Health care, Health care equipment & supplies)†	1,803	124,176
Baloise Holding AG (Financials, Insurance)	1,895	331,440
Banque Cantonale Vaudoise (Financials, Banks)	7,719	808,974
Barry Callebaut AG (Consumer staples, Food products)	15	32,449
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	13	109,088
Clariant AG (Materials, Chemicals)	1,126	23,557
Coca-Cola HBC AG (Consumer staples, Beverages)	15,878	497,910
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	8,759	844,030
Credit Suisse Group AG (Financials, Capital markets)	113,876	1,647,394
EMS-Chemie Holdings AG (Materials, Chemicals)	706	625,612
Geberit AG (Industrials, Building products)	1,411	831,893
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  17

Portfolio of investments—February 28, 2021

	Shares	Value
Switzerland: (continued)
Givaudan SA (Materials, Chemicals)	348	$ 1,310,663
Julius Bär Gruppe AG (Financials, Capital markets)	15,967	982,822
Kuehne & Nagel International AG (Industrials, Marine)	167	39,627
LafargeHolcim Limited (Materials, Construction materials)	24,962	1,377,072
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	13,861	1,473,628
Lonza Group AG (Health care, Life sciences tools & services)	2,852	1,798,886
Nestle SA (Consumer staples, Food products)	115,768	12,082,553
Novartis AG (Health care, Pharmaceuticals)	87,850	7,566,206
Partners Group Holding AG (Financials, Capital markets)	520	622,580
Roche Holding AG (Health care, Pharmaceuticals)	25,257	8,285,781
Schindler Holding AG (Industrials, Machinery)	3,141	857,774
Schindler Holding AG (Industrials, Machinery)	420	111,831
SGS SA (Industrials, Professional services)	206	588,700
Sika AG (Materials, Chemicals)	3,391	896,714
Sonova Holding AG (Health care, Health care equipment & supplies)†	1,190	304,540
Straumann Holding AG (Health care, Health care equipment & supplies)	76	91,782
Swiss Life Holding AG (Financials, Insurance)	559	277,844
Swiss Reinsurance AG (Financials, Insurance)	1,975	185,547
Swisscom AG (Communication services, Diversified telecommunication services)	2,279	1,144,802
The Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,081	62,106
The Swatch Group AG Class B (Consumer discretionary, Textiles, apparel & luxury goods)	974	290,711
UBS Group AG (Financials, Capital markets)	166,676	2,593,203
Vifor Pharma AG (Health care, Pharmaceuticals)	641	79,753
Zurich Insurance Group AG (Financials, Insurance)	6,215	2,537,029
		54,641,672
United Kingdom: 12.42%
3i Group plc (Financials, Capital markets)	68,414	1,062,058
Admiral Group plc (Financials, Insurance)	14,029	607,095
Anglo American plc (Materials, Metals & mining)	57,747	2,240,641
Antofagasta plc (Materials, Metals & mining)	8,815	220,004
Ashtead Group plc (Industrials, Trading companies & distributors)	4,102	222,868
AstraZeneca plc (Health care, Pharmaceuticals)	48,307	4,692,254
Auto Trader Group plc (Communication services, Interactive media & services)144A†	67,134	516,164
AVEVA Group plc (Information technology, Software)	242	11,496
Aviva plc (Financials, Insurance)	195,395	989,949
BAE Systems plc (Industrials, Aerospace & defense)	245,298	1,660,437
Barclays plc (Financials, Banks)	837,392	1,868,833
Barratt Developments plc (Consumer discretionary, Household durables)†	80,497	748,086
BHP Group plc (Materials, Metals & mining)	114,184	3,626,543
BP plc (Energy, Oil, gas & consumable fuels)	83,688	342,746
British American Tobacco plc (Consumer staples, Tobacco)	94,471	3,280,520
BT Group plc (Communication services, Diversified telecommunication services)†	630,833	1,091,921
Bunzl plc (Industrials, Trading companies & distributors)	6,960	217,296
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)†	7,347	187,036
Coca-Cola European Partners plc (Consumer staples, Beverages)	6,033	307,381
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)†	24,564	498,820
Croda International plc (Materials, Chemicals)	5,353	462,156
Diageo plc (Consumer staples, Beverages)	76,116	2,994,306
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
United Kingdom: (continued)
Direct Line Insurance Group plc (Financials, Insurance)	220,470	$ 985,633
EVRAZ plc (Materials, Metals & mining)	60,183	483,149
Experian Group Limited plc (Industrials, Professional services)	19,111	606,656
Ferguson plc (Industrials, Trading companies & distributors)	8,332	985,768
GlaxoSmithKline plc (Health care, Pharmaceuticals)	92,455	1,542,683
Glencore plc (Materials, Metals & mining)†	497,018	2,022,663
Halma plc (Information technology, Electronic equipment, instruments & components)	9,503	300,838
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	24,054	752,459
Imperial Tobacco Group plc (Consumer staples, Tobacco)	19,540	364,082
Intertek Group plc (Industrials, Professional services)	4,077	305,606
J Sainsbury plc (Consumer staples, Food & staples retailing)	116,069	367,359
Johnson Matthey plc (Materials, Chemicals)	9,679	413,590
Kingfisher plc (Consumer discretionary, Specialty retail)†	270,375	1,002,131
Land Securities Group plc (Real estate, Equity REITs)	21,649	200,765
Legal & General Group plc (Financials, Insurance)	260,883	948,621
Lloyds Banking Group plc (Financials, Banks)†	2,001,431	1,090,524
London Stock Exchange Group plc (Financials, Capital markets)	6,337	851,558
M&G plc (Financials, Diversified financial services)	215,062	553,921
Melrose Industries plc (Industrials, Electrical equipment)†	176,449	410,062
Mondi plc (Materials, Paper & forest products)	17,073	411,999
National Grid plc (Utilities, Multi-utilities)	106,226	1,194,452
NatWest Group plc (Financials, Banks)†	125,578	324,379
Next plc (Consumer discretionary, Multiline retail)†	4,130	437,469
NMC Health plc (Health care, Health care providers & services)♦†	7,509	3,754
Ocado Group plc (Consumer discretionary, Internet & direct marketing retail)†	18,290	561,931
Pearson plc (Communication services, Media)	2,061	21,714
Persimmon plc (Consumer discretionary, Household durables)	33,792	1,224,465
Prudential plc (Financials, Insurance)	399,774	7,963,609
Reckitt Benckiser Group plc (Consumer staples, Household products)	90,259	7,571,014
RELX plc (Industrials, Professional services)	59,176	1,400,225
Rentokil Initial plc (Industrials, Commercial services & supplies)†	9,573	62,374
Rio Tinto plc (Materials, Metals & mining)	89,619	7,767,000
Royal Dutch Shell plc (Energy, Oil, gas & consumable fuels)	19,367	396,142
Royal Dutch Shell plc Class B (Energy, Oil, gas & consumable fuels)	68,489	1,342,612
Schroders plc (Financials, Capital markets)	8,716	426,573
Segro plc (Real estate, Equity REITs)	62,800	797,215
Severn Trent plc (Utilities, Water utilities)	7,124	218,180
Smith & Nephew plc (Health care, Health care equipment & supplies)	11,010	213,827
Spirax-Sarco Engineering plc (Industrials, Machinery)	730	109,404
SSE plc (Utilities, Electric utilities)	63,172	1,170,827
Standard Chartered plc (Financials, Banks)†	40,821	264,179
Standard Life Aberdeen plc (Financials, Capital markets)	254,200	1,110,235
Taylor Wimpey plc (Consumer discretionary, Household durables)†	144,965	319,850
Tesco plc (Consumer staples, Food & staples retailing)	324,997	1,021,501
The Berkeley Group Holdings plc (Consumer discretionary, Household durables)	5,025	284,702
The British Land Company plc (Real estate, Equity REITs)	32,579	222,696
The Sage Group plc (Information technology, Software)	41,844	326,967
Unilever plc (Consumer staples, Personal products)	51,897	2,705,254
United Utilities Group plc (Utilities, Water utilities)	9,732	116,491
Vodafone Group plc (Communication services, Wireless telecommunication services)	595,809	1,019,931
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  19

Portfolio of investments—February 28, 2021

	Shares	Value
United Kingdom: (continued)
William Morrison Supermarkets plc (Consumer staples, Food & staples retailing)	90,977	$ 217,263
WPP plc (Communication services, Media)	78,778	942,140
		84,207,052
Total Common stocks (Cost $522,044,845)		646,809,360

	Dividend yield
Preferred stocks: 0.67%
Germany: 0.66%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	3.99%	9,591	649,505
Fuchs Petrolub SE (Materials, Chemicals)	1.82	25,258	1,385,419
Henkel AG & Company KGaA (Consumer staples, Household products)	1.82	10,477	1,031,807
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)	3.25	6,057	485,166
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.10	1,763	905,519
			4,457,416
Italy: 0.01%
Telecom Italia RSP (Communication services, Diversified telecommunication services)	5.88	135,438	72,608
Total Preferred stocks (Cost $3,487,099)			4,530,024

		Yield
Short-term investments: 2.06%
Investment companies: 2.06%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	13,944,761	13,944,761
Total Short-term investments (Cost $13,944,761)				13,944,761
Total investments in securities (Cost $539,476,705)	98.16%			665,284,145
Other assets and liabilities, net	1.84			12,479,243
Total net assets	100.00%			$677,763,388

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2021
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$24,301,039	$403,456,270	$(413,812,548)	$0	$0	$13,944,761	2.06%	13,944,761	$27,367
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	223	3-19-2021	$23,779,146	$24,128,600	$349,454	$0
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  21

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $525,531,944)	$ 651,339,384
Investments in affiliated securites, at value (cost $13,944,761)	13,944,761
Segregated cash for futures contracts	6,410,220
Foreign currency, at value (cost $4,199,497)	4,178,872
Receivable for dividends	2,930,331
Receivable for investments sold	2,520
Prepaid expenses and other assets	38,434
Total assets	678,844,522
Liabilities
Advisory fee payable	567,721
Payable for daily variation margin on open futures contracts	333,385
Custodian and accounting fee payable	132,786
Trustees’ fees and expenses payable	857
Accrued expenses and other liabilities	46,385
Total liabilities	1,081,134
Total net assets	$677,763,388
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Factor Enhanced International Equity Portfolio

Statement of operations—year ended February 28, 2021

Investment income
Dividends (net of foreign withholdings taxes of $1,361,467)	$ 14,783,820
Income from affiliated securities	27,367
Total investment income	14,811,187
Expenses
Advisory fee	923,064
Custody and accounting fees	295,064
Professional fees	44,846
Interest holder report expenses	11,402
Trustees’ fees and expenses	19,595
Other fees and expenses	41,879
Total expenses	1,335,850
Less: Fee waivers and/or expense reimbursements	(340,333)
Net expenses	995,517
Net investment income	13,815,670
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,586,435
Foreign currency and foreign currency translations	270,986
Futures contracts	5,057,749
Net realized gains on investments	7,915,170
Net change in unrealized gains (losses) on
Unaffiliated securities	111,692,652
Foreign currency and foreign currency translations	(18,229)
Futures contracts	3,295,728
Net change in unrealized gains (losses) on investments	114,970,151
Net realized and unrealized gains (losses) on investments	122,885,321
Net increase in net assets resulting from operations	$136,700,991
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  23

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 13,815,670	$ 17,563,924
Net realized gains on investments	7,915,170	147,794
Net change in unrealized gains (losses) on investments	114,970,151	(3,240,452)
Net increase in net assets resulting from operations	136,700,991	14,471,266
Capital transactions
Transactions in investors’ beneficial interests
Contributions	220,263,714	33,306,923
Withdrawals	(265,046,603)	(159,917,517)
Net decrease in net assets resulting from capital transactions	(44,782,889)	(126,610,594)
Total increase (decrease) in net assets	91,918,102	(112,139,328)
Net assets
Beginning of period	585,845,286	697,984,614
End of period	$ 677,763,388	$ 585,845,286
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Factor Enhanced International Equity Portfolio

Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	22.14%	1.23%	(2.91)%	8.99%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.24%	0.23%	0.21%
Net expenses	0.16% [3]	0.19%	0.20%	0.21%
Net investment income	2.25%	2.58%	3.03%	1.74%
Supplemental data
Portfolio turnover rate	92%	44%	47%	106%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.06% higher.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced International Equity Portfolio  |  25

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced International Equity Portfolio (formerly, Wells Fargo Factor Enhanced International Portfolio) (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.

26  |  Wells Fargo Factor Enhanced International Equity Portfolio

Notes to financial statements
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Factor Enhanced International Equity Portfolio  |  27

Notes to financial statements
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $554,722,552 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$123,544,971
Gross unrealized losses	(12,633,924)
Net unrealized gains	$110,911,047
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Wells Fargo Factor Enhanced International Equity Portfolio

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 0	$ 43,742,372	$0	$ 43,742,372
Austria	0	852,095	0	852,095
Belgium	0	5,465,189	0	5,465,189
Canada	65,912,521	180,099	0	66,092,620
China	0	439,264	0	439,264
Denmark	1,122,319	19,517,413	0	20,639,732
Finland	0	6,696,141	0	6,696,141
France	656,904	58,370,389	0	59,027,293
Germany	464,861	45,530,825	0	45,995,686
Hong Kong	0	16,952,196	0	16,952,196
Ireland	1,747,110	2,595,535	0	4,342,645
Israel	1,258,089	1,949,282	0	3,207,371
Italy	0	11,088,456	0	11,088,456
Japan	0	146,435,717	0	146,435,717
Luxembourg	0	1,596,364	0	1,596,364
Netherlands	1,122,090	27,383,592	0	28,505,682
New Zealand	0	1,983,962	0	1,983,962
Norway	582,680	3,645,862	0	4,228,542
Portugal	0	893,466	0	893,466
Singapore	0	5,270,647	0	5,270,647
Spain	0	11,675,829	0	11,675,829
Sweden	0	22,829,367	0	22,829,367
Switzerland	0	54,641,672	0	54,641,672
United Kingdom	307,381	83,899,671	0	84,207,052
Preferred stocks
Germany	0	4,457,416	0	4,457,416
Italy	0	72,608	0	72,608
Short-term investments
Investment companies	13,944,761	0	0	13,944,761
	87,118,716	578,165,429	0	665,284,145
Futures contracts	349,454	0	0	349,454
Total assets	$87,468,170	$578,165,429	$0	$665,633,599
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising

Wells Fargo Factor Enhanced International Equity Portfolio  |  29

Notes to financial statements
the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $538,681,869 and $556,808,592, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2021, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $20,905,165 in long futures contracts during the year ended February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

30  |  Wells Fargo Factor Enhanced International Equity Portfolio

Notes to financial statements
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Factor Enhanced International Equity Portfolio  |  31

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Factor Enhanced International Equity Portfolio (formerly, Wells Fargo Factor Enhanced International Portfolio) (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

32  |  Wells Fargo Factor Enhanced International Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Factor Enhanced International Equity Portfolio  |  33

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34  |  Wells Fargo Factor Enhanced International Equity Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Factor Enhanced International Equity Portfolio  |  35

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

36  |  Wells Fargo Factor Enhanced International Equity Portfolio

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo
Factor Enhanced U.S. Large Cap Equity Portfolio
(formerly, Wells Fargo Factor Enhanced Large Cap Portfolio)

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Dennis Beinn, CFA®‡, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2021[1]
Apple Incorporated	5.60
Microsoft Corporation	4.66
Amazon.com Incorporated	3.39
Facebook Incorporated Class A	1.72
Alphabet Incorporated Class A	1.51
Alphabet Incorporated Class C	1.40
Johnson & Johnson	1.16
JPMorgan Chase & Company	1.13
Berkshire Hathaway Incorporated Class B	1.10
NVIDIA Corporation	1.05
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Common stocks: 96.38%
Communication services: 10.98%
Diversified telecommunication services: 1.10%
AT&T Incorporated	138,398	$ 3,859,920
Verizon Communications Incorporated	90,074	4,981,092
		8,841,012
Entertainment: 2.65%
Activision Blizzard Incorporated	31,775	3,038,008
Electronic Arts Incorporated	7,420	994,057
Lions Gate Entertainment Class A †	115,572	1,678,105
Lions Gate Entertainment Class B †	100,610	1,261,649
Netflix Incorporated †	12,426	6,695,750
Spotify Technology SA †	2,101	645,805
Take-Two Interactive Software Incorporated †	3,992	736,364
The Walt Disney Company †	29,079	5,497,094
Zynga Incorporated Class A †	68,402	762,682
		21,309,514
Interactive media & services: 5.13%
Alphabet Incorporated Class A †	5,986	12,103,153
Alphabet Incorporated Class C †	5,532	11,267,910
Facebook Incorporated Class A †	53,547	13,794,778
IAC/InterActiveCorp †	1,699	415,966
Match Group Incorporated †	4,455	680,947
Zillow Group Incorporated Class A †	9,590	1,628,574
Zillow Group Incorporated Class C †	8,454	1,363,884
		41,255,212
Media: 2.00%
Cable One Incorporated	46	88,083
Charter Communications Incorporated Class A †	4,857	2,979,381
Comcast Corporation Class A	103,192	5,440,282
Discovery Incorporated Class A †	12,697	673,322
DISH Network Corporation Class A †	31,116	980,465
Interpublic Group of Companies Incorporated	25,609	668,907
News Corporation Class A	62,845	1,473,715
News Corporation Class B	57,920	1,327,526
The New York Times Company Class A	42,274	2,163,161
ViacomCBS Incorporated Class B	4,050	261,185
		16,056,027
Wireless telecommunication services: 0.10%
T-Mobile US Incorporated †	6,865	823,594
Consumer discretionary: 11.13%
Auto components: 0.23%
BorgWarner Incorporated	15,958	718,110
Lear Corporation	6,856	1,138,713
		1,856,823
Automobiles: 1.07%
Ford Motor Company †	34,413	402,632
General Motors Company	78,272	4,017,702
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—February 28, 2021

	Shares	Value
Automobiles (continued)
Harley-Davidson Incorporated	12,433	$ 443,485
Thor Industries Incorporated	31,946	3,739,599
		8,603,418
Distributors: 0.07%
Pool Corporation	1,659	555,383
Diversified consumer services: 0.02%
Chegg Incorporated †	1,424	137,459
Hotels, restaurants & leisure: 1.84%
Aramark	5,207	193,284
Chipotle Mexican Grill Incorporated †	1,007	1,452,094
Choice Hotels International Incorporated	3,969	416,229
Domino's Pizza Incorporated	5,997	2,078,020
Extended Stay America Incorporated	3,703	59,581
Hilton Worldwide Holdings Incorporated	2,178	269,375
Las Vegas Sands Corporation	4,332	271,183
Marriott International Incorporated Class A	6,772	1,002,730
McDonald's Corporation	14,124	2,911,521
Starbucks Corporation	25,683	2,774,534
The Wendy's Company	16,837	343,980
Travel Leisure Company	22,902	1,383,968
Wyndham Hotels & Resorts Incorporated	22,039	1,438,706
Yum China Holdings Incorporated	1,885	112,798
Yum! Brands Incorporated	1,244	128,791
		14,836,794
Household durables: 0.16%
D.R. Horton Incorporated	1,087	83,558
Lennar Corporation Class A	5,822	483,051
PulteGroup Incorporated	1,583	71,409
Whirlpool Corporation	3,410	648,173
		1,286,191
Internet & direct marketing retail: 3.57%
Amazon.com Incorporated †	8,819	27,276,550
eBay Incorporated	14,816	835,919
Wayfair Incorporated Class A †	1,936	559,465
		28,671,934
Leisure products: 0.33%
Polaris Industries Incorporated	5,275	621,184
The Brunswick Corporation	23,376	2,065,737
		2,686,921
Multiline retail: 0.54%
Dollar General Corporation	7,584	1,433,300
Ollie's Bargain Outlet Holdings Incorporated †	689	56,967
Target Corporation	15,452	2,834,515
		4,324,782
Specialty retail: 2.60%
AutoNation Incorporated †	33,638	2,523,523
Best Buy Company Incorporated	17,592	1,765,357
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Specialty retail (continued)
CarMax Incorporated †	1,980	$ 236,630
Carvana Company †	4,168	1,181,628
Dick's Sporting Goods Incorporated	7,678	547,979
L Brands Incorporated	14,610	798,583
Lowe's Companies Incorporated	23,344	3,729,204
Penske Auto Group Incorporated	19,297	1,311,810
The Home Depot Incorporated	27,473	7,097,375
Tractor Supply Company	8,368	1,330,177
Williams-Sonoma Incorporated	2,682	352,120
		20,874,386
Textiles, apparel & luxury goods: 0.70%
HanesBrands Incorporated	7,794	137,876
lululemon athletica Incorporated †	4,082	1,272,278
Nike Incorporated Class B	31,531	4,249,748
		5,659,902
Consumer staples: 5.49%
Beverages: 1.00%
Boston Beer Company Incorporated Class A †	1,188	1,222,107
Brown-Forman Corporation Class B	2,445	175,013
Monster Beverage Corporation †	19,854	1,741,990
PepsiCo Incorporated	24,655	3,185,179
The Coca-Cola Company	35,627	1,745,367
		8,069,656
Food & staples retailing: 1.43%
Albertsons Companies LLC	30,501	493,201
Casey's General Stores Incorporated	68	13,733
Costco Wholesale Corporation	11,911	3,942,541
Sprouts Farmers Market Incorporated †	22,828	481,899
The Kroger Company	62,921	2,026,685
Walmart Incorporated	35,195	4,572,534
		11,530,593
Food products: 1.09%
Archer Daniels Midland Company	31,828	1,800,828
Bunge Limited	19,741	1,511,766
Campbell Soup Company	401	18,237
ConAgra Foods Incorporated	3,226	109,458
Flowers Foods Incorporated	6,714	146,030
General Mills Incorporated	11,951	657,425
Hain Celestial Group Incorporated †	42,340	1,785,901
Hormel Foods Corporation	5,430	251,789
Mondelez International Incorporated Class A	20,026	1,064,582
The J.M. Smucker Company	2,615	292,880
The Kraft Heinz Company	27,597	1,003,979
TreeHouse Foods Incorporated †	2,037	101,891
		8,744,766
Household products: 1.07%
Colgate-Palmolive Company	5,296	398,259
Spectrum Brands Holdings Incorporated	14,879	1,153,866
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—February 28, 2021

	Shares	Value
Household products (continued)
The Clorox Company	4,733	$ 856,910
The Procter & Gamble Company	49,841	6,156,859
		8,565,894
Personal products: 0.29%
Herbalife Nutrition Limited †	30,970	1,393,031
NU Skin Enterprises Incorporated Class A	17,969	919,653
		2,312,684
Tobacco: 0.61%
Altria Group Incorporated	43,815	1,910,334
Philip Morris International Incorporated	35,662	2,996,321
		4,906,655
Energy: 1.82%
Energy equipment & services: 0.35%
Baker Hughes Incorporated	21,974	537,924
Halliburton Company	59,166	1,291,594
Schlumberger Limited	35,030	977,687
		2,807,205
Oil, gas & consumable fuels: 1.47%
Antero Midstream Corporation	5,037	44,426
Cabot Oil & Gas Corporation	8,791	162,721
Chevron Corporation	42,077	4,207,700
Cimarex Energy Company	47,694	2,765,775
ConocoPhillips	8,619	448,274
Devon Energy Corporation	8,691	187,204
EQT Corporation	6,042	107,487
Equitrans Midstream Corporation	23,042	166,594
Exxon Mobil Corporation	25,178	1,368,928
HollyFrontier Corporation	3,359	127,239
Murphy Oil Corporation	3,363	54,918
Phillips 66	9,477	787,065
Pioneer Natural Resources Company	3,703	550,155
The Williams Companies Incorporated	6,252	142,796
Valero Energy Corporation	9,201	708,293
		11,829,575
Financials: 11.49%
Banks: 3.95%
Associated Banc Corporation	8,122	163,658
Bank of America Corporation	144,423	5,012,922
Bank OZK	53,467	2,203,910
BOK Financial Corporation	5,031	432,968
Citigroup Incorporated	46,777	3,081,669
Citizens Financial Group Incorporated	19,903	864,586
Commerce Bancshares Incorporated	12,067	893,320
Cullen/Frost Bankers Incorporated	1,004	104,818
East West Bancorp Incorporated	21,478	1,549,852
Fifth Third Bancorp	10,342	358,764
First Republic Bank	726	119,609
JPMorgan Chase & Company	61,447	9,043,155
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Banks (continued)
KeyCorp	13,556	$ 273,018
PacWest Bancorp	2,638	95,601
PNC Financial Services Group Incorporated	5,804	977,161
Regions Financial Corporation	38,963	803,807
Signature Bank	1,184	258,515
Sterling Bancorp	61,803	1,349,159
SVB Financial Group †	3,066	1,549,434
Truist Financial Corporation	4,753	270,731
Webster Financial Corporation	903	49,945
Western Alliance Bancorp	14,399	1,317,652
Wintrust Financial Corporation	5,400	397,764
Zions Bancorporation	10,752	571,684
		31,743,702
Capital markets: 2.79%
Affiliated Managers Group Incorporated	1,200	167,964
Ameriprise Financial Incorporated	3,240	716,818
Ares Management Corporation Class A	17,593	914,484
BlackRock Incorporated	4,748	3,297,486
Evercore Partners Incorporated Class A	3,322	397,876
FactSet Research Systems Incorporated	4,425	1,344,802
LPL Financial Holdings Incorporated	15,263	2,007,695
MarketAxess Holdings Incorporated	12	6,671
Moody's Corporation	5,461	1,501,174
Morgan Stanley	35,974	2,765,321
MSCI Incorporated	4,881	2,023,272
S&P Global Incorporated	5,018	1,652,728
T. Rowe Price Group Incorporated	10,688	1,732,952
The Goldman Sachs Group Incorporated	4,834	1,544,366
The NASDAQ Incorporated	14,107	1,950,857
Tradeweb Markets Incorporated Class A	4,880	355,215
VIRTU Financial Incorporated Class A	1,629	44,423
		22,424,104
Consumer finance: 0.54%
American Express Company	12,309	1,664,915
Capital One Financial Corporation	653	78,484
LendingTree Incorporated †	200	53,774
OneMain Holdings Incorporated	20,359	955,041
SLM Corporation	38,957	615,131
Synchrony Financial	26,181	1,012,681
		4,380,026
Diversified financial services: 1.26%
Berkshire Hathaway Incorporated Class B †	36,645	8,813,489
Equitable Holdings Incorporated	37,183	1,099,501
Jefferies Financial Group Incorporated	6,339	184,085
Voya Financial Incorporated	113	6,812
		10,103,887
Insurance: 2.14%
Aon plc Class A	4,912	1,118,512
Arthur J. Gallagher & Company	6,955	833,209
Assurant Incorporated	1,359	167,456
Athene Holding Limited Class A †	3,070	139,961
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—February 28, 2021

	Shares	Value
Insurance (continued)
Axis Capital Holdings Limited	2,227	$ 112,530
Brown & Brown Incorporated	14,099	647,144
Chubb Limited	3,998	649,995
Erie Indemnity Company Class A	4,420	1,070,082
Everest Reinsurance Group Limited	1,052	254,384
First American Financial Corporation	15,888	834,756
Globe Life Incorporated	865	80,791
Kemper Corporation	13,657	1,032,742
Lincoln National Corporation	4,026	228,959
Marsh & McLennan Companies Incorporated	14,617	1,684,171
Mercury General Corporation	10,664	622,778
MetLife Incorporated	29,627	1,706,515
Primerica Incorporated	6,686	944,264
Principal Financial Group Incorporated	10,413	589,168
Progressive Corporation	13,265	1,140,127
Prudential Financial Incorporated	13,526	1,172,975
The Allstate Corporation	8,939	952,897
The Hanover Insurance Group Incorporated	1,002	115,581
UnumProvident Corporation	4,453	117,915
Willis Towers Watson plc	4,585	1,011,634
		17,228,546
Mortgage REITs: 0.64%
AGNC Investment Corporation	127,061	2,036,788
Annaly Capital Management Incorporated	222,776	1,851,269
New Residential Investment Corporation	104,860	1,077,961
Starwood Property Trust Incorporated	6,038	137,848
		5,103,866
Thrifts & mortgage finance: 0.17%
MGIC Investment Corporation	113,001	1,376,352
Health care: 11.42%
Biotechnology: 2.16%
AbbVie Incorporated	42,078	4,533,484
Alkermes plc †	28,567	543,916
Amgen Incorporated	13,131	2,953,425
Gilead Sciences Incorporated	33,101	2,032,401
Incyte Corporation †	5,814	457,329
Moderna Incorporated †	9,375	1,451,344
Regeneron Pharmaceuticals Incorporated †	4,466	2,012,246
Seagen Incorporated †	2,188	330,629
United Therapeutics Corporation †	17,319	2,895,390
Vertex Pharmaceuticals Incorporated †	875	185,981
		17,396,145
Health care equipment & supplies: 2.73%
Abbott Laboratories	45,846	5,491,434
ABIOMED Incorporated †	484	157,082
Align Technology Incorporated †	771	437,242
Danaher Corporation	12,430	2,730,498
DexCom Incorporated †	1,942	772,489
Edwards Lifesciences Corporation †	2,631	218,636
Hologic Incorporated †	12,752	919,292
IDEXX Laboratories Incorporated †	3,113	1,619,289
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Health care equipment & supplies (continued)
Intuitive Surgical Incorporated †	2,039	$ 1,502,335
Masimo Corporation †	1,600	401,168
Medtronic plc	24,547	2,871,263
Penumbra Incorporated †	729	207,349
Quidel Corporation †	5,374	882,733
ResMed Incorporated	4,430	854,015
STERIS plc	1,716	299,957
Stryker Corporation	1,027	249,243
Tandem Diabetes Care Incorporated †	2,514	241,319
West Pharmaceutical Services Incorporated	5,981	1,678,568
Zimmer Biomet Holdings Incorporated	2,565	418,249
		21,952,161
Health care providers & services: 1.74%
Amedisys Incorporated †	167	42,358
Anthem Incorporated	5,886	1,784,576
DaVita HealthCare Partners Incorporated †	15,941	1,628,054
Henry Schein Incorporated †	2,410	149,059
Humana Incorporated	2,428	921,790
Molina Healthcare Incorporated †	11,914	2,582,479
UnitedHealth Group Incorporated	20,805	6,911,837
		14,020,153
Health care technology: 0.08%
Cerner Corporation	3,490	241,299
Veeva Systems Incorporated Class A †	1,349	377,868
		619,167
Life sciences tools & services: 1.49%
Agilent Technologies Incorporated	9,761	1,191,525
Avantor Incorporated †	41,091	1,145,206
Charles River Laboratories International Incorporated †	1,889	540,518
IQVIA Holdings Incorporated †	2,936	566,031
Mettler-Toledo International Incorporated †	1,318	1,470,954
PerkinElmer Incorporated	2,688	338,930
Syneos Health Incorporated †	14,610	1,130,084
Thermo Fisher Scientific Incorporated	10,461	4,708,287
Waters Corporation †	3,161	865,735
		11,957,270
Pharmaceuticals: 3.22%
Bristol-Myers Squibb Company	26,125	1,602,246
Catalent Incorporated †	5,965	678,280
Eli Lilly & Company	24,260	4,970,631
Horizon Therapeutics plc †	4,193	381,186
Jazz Pharmaceuticals plc †	4,046	679,890
Johnson & Johnson	58,941	9,339,791
Merck & Company Incorporated	21,444	1,557,263
Perrigo Company plc	2,993	120,797
Pfizer Incorporated	117,305	3,928,544
Viatris Incorporated †	69,583	1,033,308
Zoetis Incorporated	9,965	1,546,967
		25,838,903
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—February 28, 2021

	Shares	Value
Industrials: 9.43%
Aerospace & defense: 1.72%
Axon Enterprise Incorporated †	6,394	$ 1,058,143
BWX Technologies Incorporated	18,657	1,082,293
Curtiss-Wright Corporation	3,659	404,283
General Dynamics Corporation	4,831	789,724
HEICO Corporation	1,336	168,042
Howmet Aerospace Incorporated	78,495	2,206,494
Lockheed Martin Corporation	10,086	3,330,902
Northrop Grumman Corporation	5,528	1,612,296
Raytheon Technologies Corporation	31,580	2,273,444
Teledyne Technologies Incorporated †	1,367	507,157
Textron Incorporated	8,180	411,781
		13,844,559
Air freight & logistics: 0.53%
C.H. Robinson Worldwide Incorporated	6,755	613,692
Expeditors International of Washington Incorporated	6,228	571,980
FedEx Corporation	4,157	1,057,957
United Parcel Service Incorporated Class B	12,785	2,017,857
		4,261,486
Airlines: 0.20%
Alaska Air Group Incorporated	3,147	204,618
Copa Holdings SA Class A	822	75,353
JetBlue Airways Corporation †	38,019	700,690
Southwest Airlines Company	11,200	651,056
		1,631,717
Building products: 0.25%
Fortune Brands Home & Security Incorporated	9,293	772,620
Johnson Controls International plc	1,013	56,515
Lennox International Incorporated	684	191,363
Masco Corporation	5,637	300,001
Owens Corning Incorporated	5,364	434,591
Trane Technologies plc	1,297	198,752
Trex Company Incorporated †	82	7,514
		1,961,356
Commercial services & supplies: 0.27%
ADT Incorporated	131,038	997,193
Cintas Corporation	674	218,605
MSA Safety Incorporated	802	129,114
Rollins Incorporated	430	14,263
Stericycle Incorporated †	12,700	823,849
		2,183,024
Construction & engineering: 0.07%
AECOM Technology Corporation †	3,180	184,090
Quanta Services Incorporated	4,189	351,248
		535,338
Electrical equipment: 0.85%
Eaton Corporation plc	12,296	1,600,816
Emerson Electric Company	1,582	135,894
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Electrical equipment (continued)
Generac Holdings Incorporated †	6,474	$ 2,133,571
Hubbell Incorporated	4,208	746,962
Regal-Beloit Corporation	12,961	1,771,380
Rockwell Automation Incorporated	1,851	450,311
		6,838,934
Industrial conglomerates: 0.86%
3M Company	14,085	2,465,720
Honeywell International Incorporated	19,263	3,897,868
Roper Technologies Incorporated	1,514	571,717
		6,935,305
Machinery: 2.07%
AGCO Corporation	8,634	1,117,930
Caterpillar Incorporated	14,547	3,140,406
Colfax Corporation †	20,726	919,198
Cummins Incorporated	7,241	1,833,421
Deere & Company	5,799	2,024,547
Dover Corporation	4,257	524,718
Gates Industrial Corporation plc †	511	7,665
Graco Incorporated	1,688	117,063
Illinois Tool Works Incorporated	10,760	2,175,457
Lincoln Electric Holdings Incorporated	10,712	1,265,194
Nordson Corporation	1,010	194,334
Otis Worldwide Corporation	2,850	181,574
PACCAR Incorporated	13,284	1,208,711
Pentair plc	5,656	316,340
Stanley Black & Decker Incorporated	2,150	375,906
The Timken Company	15,982	1,252,190
		16,654,654
Marine: 0.00%
Kirby Corporation †	344	21,521
Professional services: 0.91%
Booz Allen Hamilton Holding Corporation	18,569	1,432,413
CACI International Incorporated Class A †	3,770	834,452
CoreLogic Incorporated	8,652	732,478
IHS Markit Limited	3,176	286,348
Leidos Holdings Incorporated	9,668	855,135
Manpower Incorporated	20,217	1,909,293
Robert Half International Incorporated	15,856	1,233,438
		7,283,557
Road & rail: 1.52%
CSX Corporation	7,238	662,639
J.B. Hunt Transport Services Incorporated	9,986	1,466,644
Kansas City Southern	947	201,086
Knight-Swift Transportation Holdings Incorporated	18,174	785,117
Landstar System Incorporated	17,319	2,773,465
Old Dominion Freight Line Incorporated	10,652	2,287,730
Schneider National Incorporated Class B	76,372	1,766,484
Union Pacific Corporation	11,084	2,282,861
		12,226,026
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—February 28, 2021

	Shares	Value
Trading companies & distributors: 0.18%
Fastenal Company	8,164	$ 378,565
MSC Industrial Direct Company Class A	1,123	96,724
United Rentals Incorporated †	1,132	336,634
W.W. Grainger Incorporated	932	347,366
Watsco Incorporated	1,207	293,422
		1,452,711
Information technology: 26.05%
Communications equipment: 0.85%
Ciena Corporation †	3,465	180,769
Cisco Systems Incorporated	95,721	4,295,001
CommScope Holdings Incorporated †	80,029	1,167,623
Juniper Networks Incorporated	41,295	961,348
Lumentum Holdings Incorporated †	1,681	151,290
Ubiquiti Incorporated	187	59,638
		6,815,669
Electronic equipment, instruments & components: 0.68%
Arrow Electronics Incorporated †	24,828	2,489,255
Avnet Incorporated	7,547	287,314
Corning Incorporated	2,778	106,231
Jabil Circuit Incorporated	22,304	962,864
SYNNEX Corporation	913	81,403
Zebra Technologies Corporation Class A †	3,167	1,581,695
		5,508,762
IT services: 4.72%
Accenture plc Class A	18,778	4,711,400
Akamai Technologies Incorporated †	439	41,486
Automatic Data Processing Incorporated	241	41,939
Black Knight Incorporated †	1,949	149,469
Broadridge Financial Solutions Incorporated	2,242	319,463
Cognizant Technology Solutions Corporation Class A	21,547	1,583,274
Concentrix Corporation †	6,725	830,605
DXC Technology Company	5,413	136,516
EPAM Systems Incorporated †	3,671	1,371,522
GoDaddy Incorporated Class A †	8,045	652,610
International Business Machines Corporation	16,236	1,930,947
Jack Henry & Associates Incorporated	291	43,196
MasterCard Incorporated Class A	19,161	6,780,120
PayPal Holdings Incorporated †	28,953	7,523,437
Science Applications International Corporation	1,514	130,401
Square Incorporated Class A †	11,376	2,616,821
StoneCo Limited Class A †	1,589	136,352
The Western Union Company	22,179	514,996
VeriSign Incorporated †	2,643	512,821
Visa Incorporated Class A	37,246	7,910,678
		37,938,053
Semiconductors & semiconductor equipment: 4.67%
Advanced Micro Devices Incorporated †	26,350	2,226,839
Analog Devices Incorporated	391	60,926
Applied Materials Incorporated	20,799	2,458,234
Broadcom Incorporated	7,328	3,443,207
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Enphase Energy Incorporated †	1,771	$ 311,802
Entegris Incorporated	200	21,042
First Solar Incorporated †	1,979	160,339
KLA Corporation	3,491	1,086,504
Lam Research Corporation	4,717	2,675,435
Maxim Integrated Products Incorporated	11,540	1,075,182
Microchip Technology Incorporated	4,706	718,277
Micron Technology Incorporated †	13,403	1,226,777
MKS Instruments Incorporated	685	112,957
Monolithic Power Systems Incorporated	1,851	693,237
NVIDIA Corporation	15,339	8,414,669
Qorvo Incorporated †	2,815	491,865
QUALCOMM Incorporated	33,755	4,597,093
Skyworks Solutions Incorporated	10,484	1,864,265
Solaredge Technologies Incorporated †	1,003	299,205
Teradyne Incorporated	13,533	1,740,479
Texas Instruments Incorporated	20,751	3,574,775
Xilinx Incorporated	1,933	251,870
		37,504,979
Software: 9.15%
Adobe Incorporated †	12,457	5,726,109
ANSYS Incorporated †	220	75,018
Atlassian Corporation plc Class A †	2,076	493,465
Autodesk Incorporated †	4,558	1,258,008
Avalara Incorporated †	517	81,138
Cadence Design Systems Incorporated †	10,888	1,536,188
CDK Global Incorporated	491	24,619
Ceridian HCM Holding Incorporated †	2,211	198,238
Citrix Systems Incorporated	1,986	265,290
DocuSign Incorporated †	8,281	1,876,971
Dynatrace Incorporated †	4,676	232,678
Fair Isaac Corporation †	1,348	616,777
Five9 Incorporated †	8,217	1,522,117
Intuit Incorporated	6,017	2,347,472
Manhattan Associates Incorporated †	1,458	179,261
Microsoft Corporation	161,042	37,422,940
NortonLifeLock Incorporated	118,397	2,309,925
Nuance Communications Incorporated †	67,756	3,021,918
Oracle Corporation	50,123	3,233,435
Pegasystems Incorporated	868	114,880
RingCentral Incorporated Class A †	928	350,932
Salesforce.com Incorporated †	13,267	2,872,306
ServiceNow Incorporated †	4,855	2,589,948
Solarwinds Corporation †	1,068	17,291
SS&C Technologies Holdings Incorporated	11,613	769,710
Synopsys Incorporated †	6,042	1,481,559
Teradata Corporation †	12,235	490,624
The Trade Desk Incorporated †	263	211,818
Tyler Technologies Incorporated †	434	201,124
Workday Incorporated Class A †	534	130,926
Zoom Video Communications Incorporated †	3,815	1,425,322
Zscaler Incorporated †	2,293	470,134
		73,548,141
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—February 28, 2021

	Shares	Value
Technology hardware, storage & peripherals: 5.98%
Apple Incorporated	371,284	$ 45,021,898
HP Incorporated	105,005	3,041,995
		48,063,893
Materials: 3.14%
Chemicals: 2.25%
Air Products & Chemicals Incorporated	3,375	862,718
Ashland Global Holdings Incorporated	282	23,722
Cabot Corporation	25,965	1,278,257
Corteva Incorporated	29,650	1,338,698
Dow Incorporated	20,050	1,189,166
DuPont de Nemours Incorporated	11,583	814,517
Eastman Chemical Company	5,834	637,423
Ecolab Incorporated	1,074	224,853
Element Solutions Incorporated	109,282	1,972,540
FMC Corporation	2,788	283,512
Huntsman Corporation	30,809	841,086
Linde plc	7,406	1,809,064
LyondellBasell Industries NV Class A	1,215	125,254
PPG Industries Incorporated	2,260	304,693
RPM International Incorporated	11,129	886,314
Scotts Miracle-Gro Company Class A	9,409	2,005,528
The Chemours Company	80,853	1,902,471
The Mosaic Company	1,797	52,832
The Sherwin-Williams Company	2,184	1,485,863
		18,038,511
Construction materials: 0.10%
Eagle Materials Incorporated	6,611	828,887
Containers & packaging: 0.29%
Avery Dennison Corporation	356	62,375
Ball Corporation	2,895	247,204
Crown Holdings Incorporated †	12,085	1,154,843
Silgan Holdings Incorporated	22,975	862,941
		2,327,363
Metals & mining: 0.50%
Freeport-McMoRan Incorporated †	54,448	1,846,332
Newmont Corporation	6,633	360,703
Nucor Corporation	2,264	135,432
Reliance Steel & Aluminum Company	6,920	914,824
Steel Dynamics Incorporated	17,852	742,286
		3,999,577
Real estate: 3.46%
Equity REITs: 3.16%
Alexandria Real Estate Equities Incorporated	1,935	309,000
American Homes 4 Rent Class A	36,822	1,146,637
American Tower Corporation	12,728	2,750,903
Americold Realty Trust	4,634	162,375
Brandywine Realty Trust	28,660	350,512
Brixmor Property Group Incorporated	6,647	130,813
Brookfield Property REIT Class A	38,992	682,360
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Equity REITs (continued)
CoreSite Realty Corporation	4,266	$ 519,215
Corporate Office Properties Trust	14,767	383,942
Crown Castle International Corporation	9,607	1,496,290
CubeSmart	1,314	48,565
CyrusOne Incorporated	2,616	171,688
Digital Realty Trust Incorporated	6,821	918,993
Duke Realty Corporation	25,738	1,010,217
Equinix Incorporated	4,069	2,638,095
Extra Space Storage Incorporated	329	41,355
First Industrial Realty Trust Incorporated	13,804	589,569
Gaming and Leisure Properties Incorporated	32,061	1,423,508
Invitation Homes Incorporated	18,916	551,212
Iron Mountain Incorporated	38,418	1,336,562
Kimco Realty Corporation	20,838	381,961
Lamar Advertising Company Class A	2,295	198,724
Life Storage Incorporated	8,632	724,225
Mid-America Apartment Communities Incorporated	3,475	468,187
Outfront Media Incorporated	2,961	60,049
Prologis Incorporated	18,141	1,797,229
SBA Communications Corporation	5,987	1,527,463
Simon Property Group Incorporated	4,504	508,592
Sun Communities Incorporated	72	10,940
VICI Properties Incorporated	13,819	393,842
Weingarten Realty Investors	3,283	83,355
Weyerhaeuser Company	77,294	2,617,948
		25,434,326
Real estate management & development: 0.30%
CBRE Group Incorporated Class A †	28,302	2,144,443
Jones Lang LaSalle Incorporated †	1,343	233,655
		2,378,098
Utilities: 1.97%
Electric utilities: 1.09%
Alliant Energy Corporation	5,649	260,758
American Electric Power Company Incorporated	4,405	329,714
Avangrid Incorporated	285	13,042
Entergy Corporation	4,828	419,119
Evergy Incorporated	6,035	323,657
Eversource Energy	11,584	920,696
Exelon Corporation	5,145	198,597
NextEra Energy Incorporated	51,992	3,820,372
NRG Energy Incorporated	5,454	199,126
PG&E Corporation †	27,295	286,870
The Southern Company	20,077	1,138,767
Xcel Energy Incorporated	13,908	814,870
		8,725,588
Gas utilities: 0.10%
National Fuel Gas Company	17,972	816,648
Independent power & renewable electricity producers: 0.09%
AES Corporation	27,214	722,804
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—February 28, 2021

	Shares	Value
Multi-utilities: 0.55%
Ameren Corporation	6,643	$ 466,804
CMS Energy Corporation	8,078	437,101
Dominion Energy Incorporated	7,721	527,499
DTE Energy Company	4,902	577,063
MDU Resources Group Incorporated	29,772	836,593
Public Service Enterprise Group Incorporated	11,551	621,790
WEC Energy Group Incorporated	12,085	974,534
		4,441,384
Water utilities: 0.14%
American Water Works Company Incorporated	7,807	1,107,657
Total Common stocks (Cost $571,149,016)		774,721,190

		Yield
Short-term investments: 2.35%
Investment companies: 2.35%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	18,864,948	18,864,948
Total Short-term investments (Cost $18,864,948)				18,864,948
Total investments in securities (Cost $590,013,964)	98.73%			793,586,138
Other assets and liabilities, net	1.27			10,229,555
Total net assets	100.00%			$803,815,693

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$37,548,710	$321,291,115	$(339,974,877)	$0	$0	$18,864,948	2.35%	18,864,948	$47,520
The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—February 28, 2021
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	157	3-19-2021	$29,658,528	$29,902,220	$243,692	$0
The accompanying notes are an integral part of these financial statements.

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Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $571,149,016)	$ 774,721,190
Investments in affiliated securites, at value (cost $18,864,948)	18,864,948
Segregated cash for futures contracts	9,795,600
Receivable for dividends	983,453
Prepaid expenses and other assets	13,210
Total assets	804,378,401
Liabilities
Advisory fee payable	359,495
Payable for daily variation margin on open futures contracts	147,580
Professional fees payable	32,765
Trustees’ fees and expenses payable	857
Accrued expenses and other liabilities	22,011
Total liabilities	562,708
Total net assets	$803,815,693
The accompanying notes are an integral part of these financial statements.

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Statement of operations—year ended February 28, 2021

Investment income
Dividends (net of foreign withholdings taxes of $128,477)	$ 15,920,821
Income from affiliated securities	47,520
Total investment income	15,968,341
Expenses
Advisory fee	875,769
Custody and accounting fees	66,474
Professional fees	44,591
Interest holder report expenses	7,519
Trustees’ fees and expenses	19,595
Other fees and expenses	23,988
Total expenses	1,037,936
Less: Fee waivers and/or expense reimbursements	(131,818)
Net expenses	906,118
Net investment income	15,062,223
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	107,221,713
Futures contracts	2,145,339
Net realized gains on investments	109,367,052
Net change in unrealized gains (losses) on
Unaffiliated securities	62,883,015
Futures contracts	6,051,095
Net change in unrealized gains (losses) on investments	68,934,110
Net realized and unrealized gains (losses) on investments	178,301,162
Net increase in net assets resulting from operations	$193,363,385
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 15,062,223	$ 23,966,798
Net realized gains on investments	109,367,052	81,060,499
Net change in unrealized gains (losses) on investments	68,934,110	(45,841,488)
Net increase in net assets resulting from operations	193,363,385	59,185,809
Capital transactions
Transactions in investors’ beneficial interests
Contributions	187,853,147	30,265,251
Withdrawals	(538,830,448)	(301,569,041)
Net decrease in net assets resulting from capital transactions	(350,977,301)	(271,303,790)
Total decrease in net assets	(157,613,916)	(212,117,981)
Net assets
Beginning of period	961,429,609	1,173,547,590
End of period	$ 803,815,693	$ 961,429,609
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	24.03%	4.00%	7.60%	11.92%
Ratios to average net assets (annualized)
Gross expenses	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10% [3]	0.11%	0.11%	0.12%
Net investment income	1.72%	2.10%	2.09%	1.94%
Supplemental data
Portfolio turnover rate	71%	25%	23%	75%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.02% higher.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced Large Cap Portfolio) (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks

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Notes to financial statements
associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $597,930,067 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$203,572,174
Gross unrealized losses	(7,672,411)
Net unrealized gains	$195,899,763
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 88,285,359	$0	$0	$ 88,285,359
Consumer discretionary	89,493,993	0	0	89,493,993
Consumer staples	44,130,248	0	0	44,130,248
Energy	14,636,780	0	0	14,636,780
Financials	92,360,483	0	0	92,360,483
Health care	91,783,799	0	0	91,783,799
Industrials	75,830,188	0	0	75,830,188
Information technology	209,379,497	0	0	209,379,497
Materials	25,194,338	0	0	25,194,338
Real estate	27,812,424	0	0	27,812,424
Utilities	15,814,081	0	0	15,814,081
Short-term investments
Investment companies	18,864,948	0	0	18,864,948
Total assets	$793,586,138	$0	$0	$793,586,138
Liabilities
Futures contracts	$ 243,692	$0	$0	$ 243,692
Total liabilities	$ 243,692	$0	$0	$ 243,692
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.

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Notes to financial statements
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $597,301,842 and $902,230,393, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2021, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $31,431,985 in long futures contracts during the year ended February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

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Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced Large Cap Portfolio) (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  29

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo
Factor Enhanced U.S. Low Volatility Equity Portfolio

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Dennis Beinn, CFA®‡, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2021[1]
Accenture plc Class A	1.67
Johnson & Johnson	1.65
Microsoft Corporation	1.62
NextEra Energy Incorporated	1.51
Eli Lilly & Company	1.48
Vertex Pharmaceuticals Incorporated	1.45
Gilead Sciences Incorporated	1.45
Verizon Communications Incorporated	1.43
T-Mobile US Incorporated	1.43
McDonald's Corporation	1.41
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Common stocks: 98.29%
Communication services: 9.24%
Diversified telecommunication services: 2.14%
AT&T Incorporated	6,531	$ 182,151
Verizon Communications Incorporated	6,597	364,814
		546,965
Entertainment: 3.89%
Activision Blizzard Incorporated	2,521	241,033
Electronic Arts Incorporated	1,801	241,280
Netflix Incorporated †	74	39,875
Take-Two Interactive Software Incorporated †	1,134	209,178
The Walt Disney Company †	1,378	260,497
		991,863
Interactive media & services: 0.12%
Alphabet Incorporated Class A †	1	2,022
Alphabet Incorporated Class C †	14	28,516
		30,538
Media: 1.66%
Charter Communications Incorporated Class A †	170	104,281
Comcast Corporation Class A	2,844	149,936
Discovery Incorporated Class A †	346	18,348
DISH Network Corporation Class A †	232	7,310
Fox Corporation Class A	220	7,328
Fox Corporation Class B	344	10,984
Interpublic Group of Companies Incorporated	608	15,881
Liberty Global plc Class A †	537	13,224
News Corporation Class A	553	12,968
Omnicom Group Incorporated	795	54,640
Sirius XM Holdings Incorporated	4,892	28,618
		423,518
Wireless telecommunication services: 1.43%
T-Mobile US Incorporated †	3,030	363,509
Consumer discretionary: 6.11%
Hotels, restaurants & leisure: 2.45%
Domino's Pizza Incorporated	180	62,372
Draftkings Incorporated Class A †	15	923
McDonald's Corporation	1,739	358,477
Starbucks Corporation	1,879	202,988
		624,760
Household durables: 0.21%
Garmin Limited	437	54,197
Internet & direct marketing retail: 0.21%
Amazon.com Incorporated †	10	30,929
Chewy Incorporated Class A †	11	1,117
eBay Incorporated	360	20,311
		52,357
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  3

Portfolio of investments—February 28, 2021

	Shares	Value
Multiline retail: 1.20%
Dollar General Corporation	866	$ 163,665
Dollar Tree Incorporated †	677	66,481
Target Corporation	415	76,128
		306,274
Specialty retail: 1.55%
Advance Auto Parts Incorporated	8	1,283
AutoZone Incorporated †	94	109,032
Best Buy Company Incorporated	35	3,512
O'Reilly Automotive Incorporated †	159	71,125
The Home Depot Incorporated	798	206,155
The TJX Companies Incorporated	66	4,355
		395,462
Textiles, apparel & luxury goods: 0.49%
Nike Incorporated Class B	924	124,537
Consumer staples: 10.82%
Beverages: 1.64%
Brown-Forman Corporation Class B	346	24,767
Monster Beverage Corporation †	124	10,880
PepsiCo Incorporated	2,603	336,282
The Coca-Cola Company	951	46,589
		418,518
Food & staples retailing: 2.28%
Costco Wholesale Corporation	77	25,487
The Kroger Company	8,587	276,587
Walmart Incorporated	2,150	279,328
		581,402
Food products: 3.99%
Archer Daniels Midland Company	455	25,744
Bunge Limited	223	17,077
Campbell Soup Company	1,093	49,710
General Mills Incorporated	1,027	56,495
Hormel Foods Corporation	4,712	218,495
Kellogg Company	1,714	98,915
McCormick & Company Incorporated	1,118	94,225
Mondelez International Incorporated Class A	1,767	93,934
The Hershey Company	1,999	291,154
The J.M. Smucker Company	608	68,096
Tyson Foods Incorporated Class A	72	4,872
		1,018,717
Household products: 2.69%
Church & Dwight Company Incorporated	971	76,466
Colgate-Palmolive Company	1,244	93,549
Kimberly-Clark Corporation	571	73,276
The Clorox Company	698	126,373
The Procter & Gamble Company	2,569	317,349
		687,013
Personal products: 0.03%
The Estee Lauder Companies Incorporated Class A	23	6,575
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Tobacco: 0.19%
Altria Group Incorporated	188	$ 8,197
Philip Morris International Incorporated	468	39,321
		47,518
Energy: 0.26%
Oil, gas & consumable fuels: 0.26%
Cabot Oil & Gas Corporation	1,008	18,658
Cheniere Energy Incorporated †	544	36,660
Chevron Corporation	33	3,300
Exxon Mobil Corporation	150	8,156
		66,774
Financials: 8.85%
Banks: 0.04%
US Bancorp	214	10,700
Capital markets: 1.71%
Ameriprise Financial Incorporated	4	885
BlackRock Incorporated	17	11,807
Cboe Global Markets Incorporated	720	71,251
CME Group Incorporated	642	128,207
FactSet Research Systems Incorporated	64	19,450
Intercontinental Exchange Incorporated	1,310	144,506
MarketAxess Holdings Incorporated	33	18,346
Moody's Corporation	22	6,048
Morgan Stanley	27	2,075
T. Rowe Price Group Incorporated	79	12,809
The NASDAQ Incorporated	115	15,903
Tradeweb Markets Incorporated Class A	54	3,931
		435,218
Diversified financial services: 0.54%
Berkshire Hathaway Incorporated Class B †	577	138,774
Insurance: 6.54%
Alleghany Corporation	13	8,404
Aon plc Class A	909	206,988
Arch Capital Group Limited †	77	2,758
Arthur J. Gallagher & Company	1,337	160,173
Assurant Incorporated	65	8,009
Brown & Brown Incorporated	2,428	111,445
Chubb Limited	589	95,760
Erie Indemnity Company Class A	140	33,894
Everest Reinsurance Group Limited	542	131,061
Markel Corporation †	88	95,814
Marsh & McLennan Companies Incorporated	1,663	191,611
Progressive Corporation	1,233	105,976
RenaissanceRe Holdings Limited	711	118,723
The Allstate Corporation	1,601	170,667
The Travelers Companies Incorporated	1,025	149,138
W.R. Berkley Corporation	131	9,082
Willis Towers Watson plc	311	68,619
		1,668,122
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  5

Portfolio of investments—February 28, 2021

	Shares	Value
Mortgage REITs: 0.02%
AGNC Investment Corporation	300	$ 4,809
Health care: 18.94%
Biotechnology: 5.79%
AbbVie Incorporated	110	11,851
Amgen Incorporated	457	102,788
Biogen Incorporated †	105	28,652
BioMarin Pharmaceutical Incorporated †	640	49,555
Gilead Sciences Incorporated	6,001	368,461
Incyte Corporation †	1,394	109,652
Ionis Pharmaceuticals Incorporated †	519	27,196
Neurocrine Biosciences Incorporated †	400	43,804
Regeneron Pharmaceuticals Incorporated †	710	319,905
Seagen Incorporated †	296	44,729
Vertex Pharmaceuticals Incorporated †	1,737	369,199
		1,475,792
Health care equipment & supplies: 4.93%
Abbott Laboratories	921	110,317
Baxter International Incorporated	1,694	131,607
Becton Dickinson & Company	261	62,940
Danaher Corporation	1,168	256,575
Dentsply Sirona Incorporated	271	14,382
Hologic Incorporated †	24	1,730
IDEXX Laboratories Incorporated †	22	11,444
Masimo Corporation †	331	82,992
Medtronic plc	2,683	313,831
ResMed Incorporated	14	2,699
Stryker Corporation	716	173,766
The Cooper Companies Incorporated	201	77,612
West Pharmaceutical Services Incorporated	40	11,226
Zimmer Biomet Holdings Incorporated	36	5,870
		1,256,991
Health care providers & services: 1.56%
Anthem Incorporated	377	114,303
Henry Schein Incorporated †	73	4,515
Humana Incorporated	245	93,014
UnitedHealth Group Incorporated	557	185,047
Universal Health Services Incorporated Class B	13	1,629
		398,508
Health care technology: 0.21%
Cerner Corporation	196	13,551
Teladoc Incorporated †	97	21,446
Veeva Systems Incorporated Class A †	68	19,047
		54,044
Life sciences tools & services: 0.33%
Bio-Rad Laboratories Incorporated Class A †	138	80,661
Mettler-Toledo International Incorporated †	4	4,464
Thermo Fisher Scientific Incorporated	1	450
		85,575
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Pharmaceuticals: 6.12%
Bristol-Myers Squibb Company	1,303	$ 79,913
Eli Lilly & Company	1,840	376,998
Johnson & Johnson	2,661	421,662
Merck & Company Incorporated	4,817	349,811
Perrigo Company plc	35	1,413
Pfizer Incorporated	6,127	205,193
Viatris Incorporated †	932	13,840
Zoetis Incorporated	720	111,773
		1,560,603
Industrials: 7.53%
Aerospace & defense: 1.20%
Huntington Ingalls Industries Incorporated	8	1,407
L3Harris Technologies Incorporated	529	96,230
Lockheed Martin Corporation	568	187,582
Northrop Grumman Corporation	70	20,416
		305,635
Air freight & logistics: 0.82%
C.H. Robinson Worldwide Incorporated	2,194	199,325
Expeditors International of Washington Incorporated	99	9,092
		208,417
Airlines: 0.01%
Southwest Airlines Company	56	3,255
Building products: 0.05%
Carrier Global Corporation	319	11,653
Masco Corporation	37	1,969
		13,622
Commercial services & supplies: 3.90%
Republic Services Incorporated	3,539	315,290
Rollins Incorporated	1,276	42,325
Waste Connections Incorporated	2,897	283,008
Waste Management Incorporated	3,202	355,070
		995,693
Industrial conglomerates: 0.34%
3M Company	44	7,703
Honeywell International Incorporated	385	77,905
		85,608
Machinery: 0.21%
Cummins Incorporated	29	7,343
Dover Corporation	21	2,588
Illinois Tool Works Incorporated	85	17,185
Otis Worldwide Corporation	243	15,482
PACCAR Incorporated	92	8,371
Pentair plc	21	1,175
Snap-on Incorporated	5	1,016
		53,160
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  7

Portfolio of investments—February 28, 2021

	Shares	Value
Professional services: 0.69%
Booz Allen Hamilton Holding Corporation	940	$ 72,512
Leidos Holdings Incorporated	177	15,656
Robert Half International Incorporated	212	16,491
Verisk Analytics Incorporated	443	72,586
		177,245
Road & rail: 0.31%
AMERCO	83	47,702
J.B. Hunt Transport Services Incorporated	115	16,890
Knight-Swift Transportation Holdings Incorporated	96	4,147
Old Dominion Freight Line Incorporated	49	10,524
		79,263
Information technology: 23.58%
Communications equipment: 1.86%
Arista Networks Incorporated †	89	24,906
Cisco Systems Incorporated	4,136	185,582
Juniper Networks Incorporated	1,438	33,477
Motorola Solutions Incorporated	1,317	231,107
		475,072
Electronic equipment, instruments & components: 1.72%
Amphenol Corporation Class A	1,300	163,384
Arrow Electronics Incorporated †	227	22,759
CDW Corporation of Delaware	64	10,041
Keysight Technologies Incorporated †	1,618	228,979
TE Connectivity Limited	104	13,523
		438,686
IT services: 11.97%
Accenture plc Class A	1,701	426,781
Akamai Technologies Incorporated †	1,480	139,860
Automatic Data Processing Incorporated	855	148,787
Black Knight Incorporated †	2,517	193,029
Broadridge Financial Solutions Incorporated	771	109,860
Cognizant Technology Solutions Corporation Class A	1,874	137,702
EPAM Systems Incorporated †	14	5,231
Fidelity National Information Services Incorporated	1,808	249,504
Fiserv Incorporated †	1,730	199,590
FleetCor Technologies Incorporated †	193	53,521
International Business Machines Corporation	680	80,872
Jack Henry & Associates Incorporated	1,299	192,824
MasterCard Incorporated Class A	612	216,556
Paychex Incorporated	3,346	304,720
The Western Union Company	6,745	156,619
VeriSign Incorporated †	449	87,119
Visa Incorporated Class A	1,643	348,957
		3,051,532
Semiconductors & semiconductor equipment: 0.77%
Broadcom Incorporated	150	70,481
Intel Corporation	314	19,085
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Semiconductors & semiconductor equipment (continued)
QUALCOMM Incorporated	35	$ 4,767
Texas Instruments Incorporated	585	100,778
		195,111
Software: 7.06%
Adobe Incorporated †	742	341,075
Citrix Systems Incorporated	1,864	248,993
Dropbox Incorporated Class A †	42	947
Intuit Incorporated	174	67,884
Microsoft Corporation	1,780	413,636
NortonLifeLock Incorporated	2,112	41,205
Oracle Corporation	4,497	290,101
Palo Alto Networks Incorporated †	136	48,730
SS&C Technologies Holdings Incorporated	63	4,176
Tyler Technologies Incorporated †	602	278,979
Zoom Video Communications Incorporated †	176	65,755
		1,801,481
Technology hardware, storage & peripherals: 0.20%
Apple Incorporated	398	48,261
HP Incorporated	119	3,447
		51,708
Materials: 2.60%
Chemicals: 1.01%
Air Products & Chemicals Incorporated	253	64,672
Celanese Corporation Series A	61	8,474
Corteva Incorporated	24	1,084
Eastman Chemical Company	25	2,732
Ecolab Incorporated	783	163,929
Linde plc	11	2,687
RPM International Incorporated	85	6,769
The Sherwin-Williams Company	12	8,164
		258,511
Containers & packaging: 0.28%
Amcor plc	3,698	40,456
Ball Corporation	185	15,797
Crown Holdings Incorporated †	143	13,665
		69,918
Metals & mining: 1.31%
Newmont Corporation	6,144	334,111
Real estate: 3.31%
Equity REITs: 3.31%
American Tower Corporation	856	185,007
Crown Castle International Corporation	1,000	155,750
Duke Realty Corporation	196	7,693
Equinix Incorporated	38	24,637
Equity Lifestyle Properties Incorporated	30	1,850
Equity Residential	1,569	102,628
Extra Space Storage Incorporated	721	90,630
Mid-America Apartment Communities Incorporated	9	1,213
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  9

Portfolio of investments—February 28, 2021

	Shares	Value
Equity REITs (continued)
Public Storage Incorporated	1,046	$ 244,701
SBA Communications Corporation	120	30,616
		844,725
Utilities: 7.05%
Electric utilities: 4.69%
Alliant Energy Corporation	983	45,375
American Electric Power Company Incorporated	1,416	105,988
Entergy Corporation	94	8,160
Evergy Incorporated	781	41,885
Eversource Energy	1,056	83,931
Exelon Corporation	335	12,931
NextEra Energy Incorporated	5,254	386,064
NRG Energy Incorporated	309	11,282
PPL Corporation	155	4,059
The Southern Company	4,674	265,109
Xcel Energy Incorporated	3,946	231,196
		1,195,980
Multi-utilities: 2.21%
Ameren Corporation	266	18,692
CenterPoint Energy Incorporated	211	4,102
CMS Energy Corporation	1,274	68,936
Consolidated Edison Incorporated	3,012	197,738
Dominion Energy Incorporated	1,313	89,704
DTE Energy Company	136	16,010
Public Service Enterprise Group Incorporated	65	3,499
WEC Energy Group Incorporated	2,044	164,828
		563,509
Water utilities: 0.15%
American Water Works Company Incorporated	274	38,875
Total Common stocks (Cost $23,678,279)		25,070,750

		Yield
Short-term investments: 1.19%
Investment companies: 1.19%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	302,669	302,669
Total Short-term investments (Cost $302,669)				302,669
Total investments in securities (Cost $23,980,948)	99.48%			25,373,419
Other assets and liabilities, net	0.52			131,958
Total net assets	100.00%			$25,505,377

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2021
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$0	$30,344,665	$(30,041,996)	$0	$0	$302,669	1.19%	302,669	$438
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	2	3-19-2021	$384,817	$380,920	$0	$(3,897)
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  11

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $23,678,279)	$ 25,070,750
Investments in affiliated securites, at value (cost $302,669)	302,669
Segregated cash for futures contracts	140,000
Receivable for dividends	33,603
Receivable from adviser	7,135
Total assets	25,554,157
Liabilities
Professional fees payable	35,062
Custodian and accounting fee payable	4,907
Trustees’ fees and expenses payable	1,971
Payable for daily variation margin on open futures contracts	1,880
Accrued expenses and other liabilities	4,960
Total liabilities	48,780
Total net assets	$25,505,377
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Statement of operations—year ended February 28, 20211

Investment income
Dividends (net of foreign withholdings taxes of $1,939)	$ 287,004
Income from affiliated securities	438
Total investment income	287,442
Expenses
Advisory fee	16,163
Custody and accounting fees	11,272
Professional fees	47,468
Interest holder report expenses	5,927
Trustees’ fees and expenses	12,778
Other fees and expenses	8,952
Total expenses	102,560
Less: Fee waivers and/or expense reimbursements	(79,931)
Net expenses	22,629
Net investment income	264,813
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	474,903
Futures contracts	105,932
Net realized gains on investments	580,835
Net change in unrealized gains (losses) on
Unaffiliated securities	1,392,471
Futures contracts	(3,897)
Net change in unrealized gains (losses) on investments	1,388,574
Net realized and unrealized gains (losses) on investments	1,969,409
Net increase in net assets resulting from operations	$2,234,222
[1]	For the period from July 1, 2020 (commencement of operations) to February 28, 2021
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  13

Statement of changes in net assets

Year ended February 28, 2021[1]
Operations
Net investment income	$ 264,813
Net realized gains on investments	580,835
Net change in unrealized gains (losses) on investments	1,388,574
Net increase in net assets resulting from operations	2,234,222
Capital transactions
Transactions in investors’ beneficial interests
Contributions	27,817,254
Withdrawals	(4,546,099)
Net increase in net assets resulting from capital transactions	23,271,155
Total increase in net assets	25,505,377
Net assets
Beginning of period	0
End of period	$25,505,377
[1]	For the period from July 1, 2020 (commencement of operations) to February 28, 2021
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Financial highlights
Year ended February 28
2021 [1]
Total return[2]	9.42%
Ratios to average net assets (annualized)
Gross expenses	0.63%
Net expenses	0.14% [3]
Net investment income	1.64%
Supplemental data
Portfolio turnover rate	18%

[1]	For the period from July 1, 2020 (commencement of operations) to February 28, 2021
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.49% higher.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  15

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio (the “Portfolio”) which is a diversified series of the Trust that commenced operations on July 1, 2020.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks

16  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to financial statements
associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the current fiscal year since commencement of operations are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $23,991,251 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,392,471
Gross unrealized losses	(14,200)
Net unrealized gains	$1,378,271
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  17

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 2,356,393	$0	$0	$ 2,356,393
Consumer discretionary	1,557,587	0	0	1,557,587
Consumer staples	2,759,743	0	0	2,759,743
Energy	66,774	0	0	66,774
Financials	2,257,623	0	0	2,257,623
Health care	4,831,513	0	0	4,831,513
Industrials	1,921,898	0	0	1,921,898
Information technology	6,013,590	0	0	6,013,590
Materials	662,540	0	0	662,540
Real estate	844,725	0	0	844,725
Utilities	1,798,364	0	0	1,798,364
Short-term investments
Investment companies	302,669	0	0	302,669
Total assets	$25,373,419	$0	$0	$25,373,419
Liabilities
Futures contracts	$ 3,897	$0	$0	$ 3,897
Total liabilities	$ 3,897	$0	$0	$ 3,897
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from July 1, 2020 (commencement of operations) to February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the period from July 1, 2020 (commencement of operations) to February 28, 2021, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds

18  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to financial statements
Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from July 1, 2020 (commencement of operations) to February 28, 2021 were $28,364,390 and $5,003,695, respectively.
6. DERIVATIVE TRANSACTIONS
During the period from July 1, 2020 (commencement of operations) to February 28, 2021, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $331,264 in long futures contracts during the period from July 1, 2020 (commencement of operations) to February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  19

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statements of operations and changes in net assets for the period from July 1, 2020 (commencement of operations) to February 28, 2021, and the related notes (collectively, the financial statements) and the financial highlights for the period from July 1, 2020 to February 28, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 1, 2020 to February 28, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

20  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  21

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  23

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo
Factor Enhanced U.S. Small Cap Equity Portfolio
(formerly, Wells Fargo Factor Enhanced Small Cap Portfolio)

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Dennis Beinn, CFA®‡, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Holdings (%) as of February 28, 2021[1]
Penn National Gaming Incorporated	0.63
Novavax Incorporated	0.56
Plug Power Incorporated	0.51
Digital Turbine Incorporated	0.43
Halozyme Therapeutics Incorporated	0.42
Darling Ingredients Incorporated	0.39
Emergent BioSolutions Incorporated	0.37
Natera Incorporated	0.36
Lithia Motors Incorporated Class A	0.36
MicroStrategy Incorporated Class A	0.36
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Common stocks: 96.41%
Communication services: 1.90%
Diversified telecommunication services: 0.44%
Cogent Communications Group Incorporated	1,241	$ 74,274
Consolidated Communications Holdings Incorporated †	11,181	58,812
IDT Corporation Class B †	9,694	174,007
Intelsat SA †	4,485	1,973
Iridium Communications Incorporated †	7,651	293,110
Ooma Incorporated †	5,269	83,250
Orbcomm Incorporated †	3,909	29,826
Vonage Holdings Corporation †	15,397	203,548
		918,800
Entertainment: 0.14%
Akazoo SA ♦†	5,400	0
Gaia Incorporated †	15,183	144,542
IMAX Corporation †	3,618	74,784
Livexlive Media Incorporated †	17,118	67,958
		287,284
Interactive media & services: 0.33%
Actua Corporation ♦†	9,483	0
Cars.com Incorporated †	14,583	170,184
DHI Group Incorporated †	3,423	10,646
EverQuote Incorporated Class A †	2,209	108,197
QuinStreet Incorporated †	6,487	154,974
TrueCar Incorporated †	8,811	47,756
Yelp Incorporated †	5,222	196,922
		688,679
Media: 0.89%
AMC Networks Incorporated Class A †	2,530	165,943
Cardlytics Incorporated †	779	103,163
Fluent Incorporated †	14,892	94,266
Gray Television Incorporated †	6,260	113,619
Meredith Corporation	4,046	100,260
MSG Networks Incorporated Class A †	31,814	539,565
TechTarget Incorporated †	4,295	359,191
Tegna Incorporated	17,530	319,572
WideOpenWest Incorporated †	5,552	78,006
		1,873,585
Wireless telecommunication services: 0.10%
Boingo Wireless Incorporated †	396	4,514
Gogo Incorporated †	491	5,818
NII Holdings Incorporated ♦‡†	14,979	23,068
Shenandoah Telecommunications Company	3,968	175,981
		209,381
Consumer discretionary: 13.03%
Auto components: 1.65%
Adient plc †	11,678	433,020
Cooper Tire & Rubber Company	9,110	521,456
Dana Incorporated	20,670	492,153
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—February 28, 2021

	Shares	Value
Auto components (continued)
Dorman Products Incorporated †	2,179	$ 217,268
Fox Factory Holding Corporation †	2,003	254,681
Gentherm Incorporated †	2,800	198,212
LCI Industries	1,904	268,350
Modine Manufacturing Company †	4,975	69,003
Motorcar Parts of America Incorporated †	1,258	26,770
Patrick Industries Incorporated	3,943	311,221
The Goodyear Tire & Rubber Company †	15,233	256,067
Visteon Corporation †	1,635	207,923
Xpel Incorporated †	3,986	192,723
		3,448,847
Automobiles: 0.11%
Winnebago Industries Incorporated	3,323	231,281
Distributors: 0.09%
Core Mark Holding Company Incorporated	5,909	192,515
Diversified consumer services: 0.29%
Adtalem Global Education Incorporated †	3,755	147,572
American Public Education Incorporated †	1,054	31,030
Contra Technologies ♦†	1,776	22,378
Stride Incorporated †	4,209	101,226
Universal Technical Institute Incorporated †	2,900	17,777
Ww International Incorporated †	9,496	280,037
		600,020
Hotels, restaurants & leisure: 4.31%
Bally's Corporation	1,731	103,029
Biglari Holdings Incorporated A †	64	37,475
Biglari Holdings Incorporated Class B †	455	53,299
BJ's Restaurants Incorporated †	2,130	118,279
Bloomin' Brands Incorporated	7,406	183,965
Bluegreen Vacations Corporation	3,557	28,456
Boyd Gaming Corporation †	6,646	390,120
Brinker International Incorporated	6,625	454,409
Caesars Entertainment Incorporated †	3,252	303,867
Carrols Restaurant Group Incorporated †	6,943	42,908
Churchill Downs Incorporated	2,338	539,213
Chuy's Holding Incorporated †	2,068	84,788
Cracker Barrel Old Country Store Incorporated	2,371	367,197
Denny's Corporation †	4,508	79,115
Dine Brands Global Incorporated	3,371	266,680
El Pollo Loco Holdings Incorporated †	1,367	25,057
Fiesta Restaurant Group Incorporated †	4,060	61,956
GAN Limited †	3,625	92,583
Golden Entertainment Incorporated †	624	14,745
Hilton Grand Vacations Incorporated †	8,882	350,928
International Game Technology	15,716	287,446
Jack In The Box Incorporated	2,804	286,989
Marriott Vacations Worldwide Corporation	3,434	582,784
Monarch Casino & Resort Incorporated †	2,329	157,580
Noodles & Company †	6,173	58,273
Papa John's International Incorporated	5,520	497,849
Penn National Gaming Incorporated †	11,392	1,318,966
RCI Hospitality Holdings Incorporated	611	39,257
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Hotels, restaurants & leisure (continued)
Red Rock Resorts Incorporated Class A	9,626	$ 290,416
Ruth's Chris Steak House Incorporated	4,338	98,928
Scientific Games Corporation †	7,431	347,994
SeaWorld Entertainment Incorporated †	4,036	200,428
Shake Shack Incorporated Class A †	1,706	202,127
Texas Roadhouse Incorporated	6,757	614,076
The Cheesecake Factory Incorporated	2,372	130,341
Wingstop Incorporated	2,215	301,572
		9,013,095
Household durables: 1.85%
Beazer Homes Incorporated †	8,392	148,287
Century Communities Incorporated †	4,533	250,811
GoPro Incorporated Class A †	13,564	102,001
Green Brick Partners Incorporated †	6,869	135,525
Hamilton Beach Brand Class A	7,945	139,594
Helen of Troy Limited †	1,015	220,052
Installed Building Products †	847	92,628
iRobot Corporation †	1,965	243,876
KB Home Incorporated	6,232	251,648
La-Z-Boy Incorporated	1,363	58,077
LGI Homes Incorporated †	2,312	252,586
M/I Homes Incorporated †	4,994	249,201
MDC Holdings Incorporated	4,101	231,994
Meritage Corporation †	2,673	225,361
Skyline Champion Corporation †	1,822	80,624
Taylor Morrison Home Corporation †	6,359	174,936
TopBuild Corporation †	2,406	458,126
TRI Pointe Homes Incorporated †	11,504	218,576
Tupperware Brands Corporation †	7,018	214,540
Turtle Beach Corporation †	1,608	48,079
Universal Electronics Incorporated †	1,306	75,996
		3,872,518
Internet & direct marketing retail: 0.58%
1-800-Flowers.com Incorporated Class A †	7,767	219,651
CarParts.com Incorporated †	2,591	45,938
Lands End Incorporated †	4,258	140,684
Overstock.com Incorporated	4,329	290,779
PetMed Express Incorporated	1,435	49,809
Shutterstock Incorporated	1,637	144,433
Stitch Fix Incorporated Class A †	4,353	332,177
		1,223,471
Leisure products: 0.53%
Escalade Incorporated	2,015	39,816
Johnson Outdoors Incorporated Class A	293	35,359
Malibu Boats Incorporated Class A †	2,174	162,050
Mastercraft Boat Holdings Incorporated †	1,221	31,294
Nautilus Incorporated †	9,630	177,288
Smith & Wesson Brands Incorporated	4,812	82,815
Sturm, Ruger & Company Incorporated	1,690	115,258
Vista Outdoor Incorporated †	10,202	322,485
YETI Holdings Incorporated †	2,021	138,984
		1,105,349
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—February 28, 2021

	Shares	Value
Multiline retail: 0.13%
Big Lots Stores Incorporated	2,797	$ 177,721
Macy's Incorporated	6,352	96,614
		274,335
Specialty retail: 2.55%
Aaron's Incorporated †	1,802	39,572
America's Car-Mart Incorporated †	597	80,595
Asbury Automotive Group Incorporated †	2,715	460,057
Bed Bath & Beyond Incorporated	8,935	239,994
Boot Barn Holdings Incorporated †	1,585	95,766
Camping World Holdings Incorporated Class A	6,412	200,696
Envela Corporation †	23,288	122,262
Group 1 Automotive Incorporated	1,479	225,459
Haverty Furniture Companies Incorporated	1,207	43,657
Hibbett Sports Incorporated †	1,504	96,647
Lithia Motors Incorporated Class A	2,034	760,614
Lumber Liquidators Holdings Incorporated †	2,124	52,611
MarineMax Incorporated †	8,487	378,945
Murphy USA Incorporated	3,570	445,001
National Vision Holdings Incorporated †	2,467	117,158
ODP Corporation	3,742	143,206
Onewater Marine Incorporated Class A †	4,807	171,177
Rent-A-Center Incorporated	3,473	200,600
Restoration Hardware Holdings Incorporated †	816	400,142
Shoe Carnival Incorporated	579	28,348
Sleep Number Corporation †	2,095	287,287
Sonic Automotive Incorporated Class A	5,101	235,207
The Buckle Incorporated	3,745	143,958
The Michaels Companies Incorporated †	18,992	284,880
Urban Outfitters Incorporated †	1,279	43,358
Winmark Corporation	81	14,296
Zumiez Incorporated †	811	36,560
		5,348,053
Textiles, apparel & luxury goods: 0.94%
Crocs Incorporated †	7,345	563,508
Deckers Outdoor Corporation †	1,911	623,196
G-III Apparel Group Limited †	3,266	94,028
Kontoor Brands Incorporated	3,706	156,579
Lakeland Industries Incorporated †	3,193	100,228
Rocky Brands Incorporated	506	22,057
Steven Madden Limited	2,379	87,999
Superior Uniform Group Incorporated	7,358	175,268
Wolverine World Wide Incorporated	4,271	149,271
		1,972,134
Consumer staples: 2.69%
Beverages: 0.21%
Celsius Holdings Incorporated †	3,191	189,960
Coca Cola Bottling Corporation	646	165,802
MGP Ingredients Incorporated	84	5,366
Newage Incorporated †	8,908	23,428
Primo Water Corporation	4,495	64,234
		448,790
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Food & staples retailing: 0.48%
Ingles Markets Incorporated Class A	2,397	$ 124,548
Performance Food Group Company †	8,116	440,212
Pricesmart Incorporated	915	88,252
SpartanNash Company	3,465	63,167
The Andersons Incorporated	1,514	39,576
United Natural Foods Incorporated †	7,555	199,830
Weis Markets Incorporated	1,064	56,871
		1,012,456
Food products: 1.32%
B&G Foods Incorporated	11,666	353,830
Cal-Maine Foods Incorporated †	2,649	100,927
Darling Ingredients Incorporated †	12,951	816,431
Dean Foods Company †	6,152	327
Freshpet Incorporated †	3,216	501,310
Hostess Brands Incorporated †	7,568	108,904
John B. Sanfilippo & Son Incorporated	3,145	271,917
Lancaster Colony Corporation	1,894	330,825
Seneca Foods Corporation Class A †	5,012	272,954
		2,757,425
Household products: 0.14%
Central Garden & Pet Company †	698	31,829
Central Garden & Pet Company Class A †	1,654	68,658
WD-40 Company	611	190,479
		290,966
Personal products: 0.46%
Bellring Brands Incorporated Class A †	3,127	71,045
Edgewell Personal Care Company	3,957	121,045
Elf Beauty Incorporated †	1,643	42,143
Medifast Incorporated	1,619	409,591
USANA Health Sciences Incorporated †	3,314	321,657
		965,481
Tobacco: 0.08%
Turning Point Brands Incorporated	296	14,563
Universal Corporation	109	5,539
Vector Group Limited	10,635	145,168
		165,270
Energy: 2.56%
Energy equipment & services: 1.09%
Archrock Incorporated	9,631	99,296
Aspen Aerogels Incorporated †	1,571	34,955
Bristow Group Incorporated †	574	15,280
Cactus Incorporated Class A	13,036	415,457
ChampionX Corporation †	4,270	90,823
DMC Global Incorporated	2,489	156,782
Helix Energy Solutions Group Incorporated †	64,421	315,663
Liberty Oilfield Services Class A	6,935	81,070
National Energy Services Reunited Corporation †	25,711	340,671
Newpark Resources Incorporated †	8,789	30,410
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—February 28, 2021

	Shares	Value
Energy equipment & services (continued)
ProPetro Holding Corporation †	52,181	$ 598,516
Solaris Oilfield Infrastructure Incorporated Class A	8,219	97,066
		2,275,989
Oil, gas & consumable fuels: 1.47%
Adams Resources & Energy Incorporated	5,276	153,532
Antero Resources Corporation †	7,395	66,555
Arch Resources Incorporated	1,648	78,972
Bonanza Creek Energy Incorporated †	1,402	44,766
Clean Energy Fuels Corporation †	26,952	351,454
CNX Resources Corporation †	13,609	171,609
Dorian LPG Limited †	21,204	263,990
Earthstone Energy Incorporated Class A †	41,823	296,107
Evolution Petroleum Corporation	7,370	26,164
Falcon Minerals Corporation	27,935	110,343
Goodrich Petroleum Corporation †	8,234	79,952
Green Plains Renewable Energy Incorporated †	2,609	66,060
Gulfport Energy Corporation †	633,043	55,581
International Seaways Incorporated	2,453	42,535
Matador Resources Company †	2,954	61,709
Nordic American Tankers Limited	10,912	32,409
Range Resources Corporation †	22,992	221,643
Renewable Energy Group Incorporated †	6,827	530,936
Southwestern Energy Company †	49,860	201,933
Talos Energy Incorporated †	1,149	12,168
W&T Offshore Incorporated †	9,670	31,814
Whiting Petroleum Corporation †	27	926
World Fuel Services Corporation	5,912	183,745
		3,084,903
Financials: 14.26%
Banks: 6.72%
1st Source Corporation	1,733	76,893
Altabancorp	2,579	88,769
Ameris Bancorp	2,347	111,811
Atlantic Capital Bancshares †	500	10,175
Atlantic Union Bankshares Corporation	1,777	65,269
Banc of California Incorporated	3,368	62,510
BancFirst Corporation	987	63,050
BancorpSouth Bank	7,048	211,863
Bank of N.T. Butterfield & Son Limited	4,557	166,285
Bank7 Corporation	8,592	140,307
BankUnited Incorporated	11,107	446,390
Bankwell Financial Group Incorporated	661	16,393
Banner Corporation	2,524	130,693
Baycom Corporation †	791	13,518
Byline Bancorp Incorporated	1,135	22,609
Capital Bancorp Incorporated †	1,760	28,072
Capital City Bank Group Incorporated	570	14,073
Cathay General Bancorp	6,279	236,342
Central Valley Community Bancorp	2,720	48,062
Chemung Financial Corporation	853	30,034
City Holding Company	1,371	103,113
Civista Bancshares Incorporated	2,573	49,479
Coastal Financial Corporation †	2,644	74,032
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Banks (continued)
Columbia Banking System Incorporated	3,355	$ 148,593
Community Bank System Incorporated	2,085	148,431
Community Bankers Trust Corporation	8,736	67,791
Community Trust Bancorp	1,686	68,890
ConnectOne Bancorp Incorporated	6,243	145,025
County Bancorp Incorporated	903	20,417
Customers Bancorp Incorporated †	7,937	212,553
CVB Financial Corporation	8,134	174,149
Eagle Bancorp Incorporated	4,934	241,223
Eagle Bancorp Montana Incorporated	9,343	203,397
Enterprise Financial Service	1,011	43,473
Esquire Financial Holdings Class I †	490	10,937
Farmers National Banc Corporation	3,018	41,769
FB Financial Corporation	362	15,352
Financial Institutions Incorporated	4,313	118,090
First Bancorp of North Carolina	3,032	122,099
First Bancorp of Puerto Rico	20,450	214,521
First Bancshares Incorporated	509	16,324
First Busey Corporation	2,403	55,005
First Business Financial Service	4,891	108,580
First Choice Bancorp	928	18,365
First Commonwealth Financial Corporation	2,914	39,077
First Financial Bancorp	6,727	150,887
First Financial Bankshares Incorporated	4,015	179,310
First Foundation Incorporated	10,349	236,475
First Guaranty Bancshares Incorporated	347	5,746
First Internet Bancorp	5,068	165,977
First Interstate BancSystem Class A	5,811	263,936
First Merchants Corporation	2,493	104,831
First Mid-Illinois Bancshares	1,047	38,100
First Midwest Bancorp Incorporated	4,783	94,608
First Savings Financial Group Incorporated	1,382	86,389
First Western Financial Incorporated †	432	7,884
Flushing Financial Corporation	668	13,861
German American Bancorp	720	28,368
Glacier Bancorp Incorporated	5,456	295,715
Great Southern Bancorp Incorporated	221	11,667
Guaranty Bancshares Incorporated	202	6,161
Hancock Holding Company	159	6,002
Hanmi Financial Corporation	2,462	42,149
HBT Financial Incorporated	2,952	47,645
Heartland Financial USA Incorporated	1,757	82,122
Hilltop Holdings Incorporated	11,552	381,678
Home BancShares Incorporated	12,540	306,478
Hope Bancorp Incorporated	14,080	185,293
Horizon Bancorp Indiana	7,349	131,253
Independent Bank Corporation	9,668	199,838
Independent Bank Corporation	1,872	160,075
Independent Bank Group Incorporated	3,460	241,127
International Bancshares Corporation	1,401	61,056
Investors Bancorp Incorporated	20,688	275,978
Lakeland Bancorp Incorporated	141	2,211
Lakeland Financial Corporation	2,985	205,816
Landmark Bancorp Incorporated	3,343	81,837
LCNB Corporation	7,339	124,543
Limestone Bancorp Incorporated †	4,240	63,854
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—February 28, 2021

	Shares	Value
Banks (continued)
Live Oak Bancshares Incorporated	3,042	$ 167,645
Mackinac Financial Corporation	626	8,075
Mercantile Bank Corporation	1,117	32,661
Meridian Corporation	7,811	190,901
Metrocity Bankshares Incorporated	9,684	138,384
Metropolitan Bank Holding Corporation †	1,938	100,253
Mid Penn Bancorp Incorporated	487	11,454
Middlefield Banc Corporation	3,377	75,543
MVB Financial Corporation	867	28,264
National Bank Holdings Corporation Class A	3,915	151,706
Nicolet Bankshares Incorporated †	311	23,030
Northeast Bank	7,578	196,801
Northrim BanCorp Incorporated	518	19,938
Old National Bancorp	10,035	181,935
Old Second Bancorp Incorporated	10,530	126,044
Orrstown Financial Services Incorporated	2,590	50,453
Park National Corporation	1,657	205,468
Preferred Bank	2,902	168,171
QCR Holdings Incorporated	4,934	204,268
RBB Bancorp	2,465	46,342
Red River BancShares Incorporated	85	4,412
Renasant Corporation	4,089	160,616
Salisbury Bancorp Incorporated	2,243	91,537
Sandy Spring Bancorp Incorporated	1,503	56,483
SB Financial Group Incorporated	494	8,541
Seacoast Banking Corporation †	3,718	133,662
ServisFirst Bancshares Incorporated	4,968	246,214
Shore Bancshares Incorporated	2,306	35,282
Sierra Bancorp	3,534	84,286
Silvergate Capital Corporation Class A †	2,341	298,618
Simmons First National Corporation Class A	2,339	68,486
South Plains Financial Incorporated	3,055	58,962
Stock Yards Bancorp Incorporated	1,471	72,476
Texas Capital Bancshares Incorporated †	2,595	197,739
The Bancorp Incorporated †	18,959	384,299
Towne Bank	576	16,612
TriCo Bancshares	1,319	56,809
TriState Capital Holdings Incorporated †	651	14,940
Triumph Bancorp Incorporated †	2,483	190,446
Trustmark Corporation	3,427	103,358
UMB Financial Corporation	2,510	211,769
United Bankshares Incorporated	4,556	168,344
United Community Bank	6,148	203,253
Unity Bancorp Incorporated	9,287	184,347
Veritex Holdings Incorporated	3,387	98,494
Washington Trust Bancorp	395	18,782
West Bancorporation	1,752	39,998
		14,068,774
Capital markets: 1.83%
Artisan Partners Asset Management Incorporated Class A	7,925	376,438
BGC Partners Incorporated Class A	31,457	140,927
BrightSphere Investment Group Incorporated	20,814	376,733
Cohen & Steers Incorporated	2,217	142,730
Cowen Incorporated Class A	8,083	273,610
Diamond Hill Investment Group	295	41,846
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Capital markets (continued)
Donnelley Financial Solutions †	6,190	$ 160,878
Federated Investors Incorporated Class B	8,615	230,193
Focus Financial Partners Class A †	1,977	92,939
Gamco Investors Incorporated Class A	9,392	178,448
Hamilton Lane Incorporated Class A	1,955	174,777
Houlihan Lokey Incorporated	4,419	280,872
Moelis Company Class A	2,527	130,494
Piper Jaffray Companies Incorporated	530	56,350
PJT Partners Incorporated Class A	3,497	243,811
Pzena Investment Management Class A	11,177	103,052
Silvercrest Asset Management Group Incorporated Class A	13,229	185,735
Stifel Financial Corporation	5,283	322,686
Stonex Group Incorporated †	1,186	68,420
Virtus Investment Partners Incorporated	1,002	251,402
		3,832,341
Consumer finance: 0.51%
Curo Group Holdings Corporation	1,552	22,457
Encore Capital Group Incorporated †	2,263	75,629
Enova International Incorporated †	9,423	289,286
Green Dot Corporation Class A †	4,144	195,845
Nelnet Incorporated Class A	1,182	85,813
PRA Group Incorporated †	3,868	142,574
PROG Holdings Incorporated	3,606	180,300
Regional Management Corporation	2,147	69,498
		1,061,402
Diversified financial services: 0.01%
A-Mark Precious Metals Incorporated	364	10,352
Equity REITs: 0.04%
New York REIT Liquidating LLC ♦‡†	4,209	72,313
Insurance: 1.92%
American Equity Investment Life Holding Company	12,906	356,593
Amerisafe Incorporated	2,033	118,971
CNO Financial Group Incorporated	21,896	526,818
Crawford & Company Class A	1,713	16,102
Donegal Group Incorporated Class A	12,376	169,551
eHealth Incorporated †	1,925	114,384
Enstar Group Limited †	430	91,414
Genworth Financial Incorporated Class A †	56,098	175,026
Goosehead Insurance Incorporated Class A	1,852	239,908
Greenlight Capital Limited †	11,898	92,685
HCI Group Incorporated	2,978	172,337
Heritage Insurance Holdings Incorporated	14,402	139,843
Horace Mann Educators Corporation	2,143	82,591
Investors Title Company	480	72,850
James River Group Holdings Limited	1,635	75,063
Kinsale Capital Group Incorporated	1,399	246,308
Palomar Holdings Incorporated †	896	76,276
RLI Corporation	2,168	226,209
Selective Insurance Group Incorporated	4,242	287,735
Stewart Information Services Corporation	8,280	390,816
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—February 28, 2021

	Shares	Value
Insurance (continued)
Third Point Reinsurance Limited †	7,034	$ 71,817
Trupanion Incorporated †	2,950	285,442
		4,028,739
Mortgage REITs: 1.49%
Apollo Commercial Real Estate Finance Incorporated	2,536	33,703
Arbor Realty Trust Incorporated	18,674	311,296
Ares Commercial Real Estate	1,498	20,687
Arlington Asset Investment Class A †	2,431	9,748
Armour Residential REIT Incorporated	4,640	56,005
Blackstone Mortgage Trust Incorporated Class A	12,099	353,291
Broadmark Realty Capital Incorporated REIT	12,497	128,219
Capstead Mortgage Corporation	6,826	39,113
Cherry Hill Mortgage Investment REIT	1,098	10,782
Chimera Investment Corporation	17,430	201,142
Colony Credit Real Estate Incorporated REIT	454	3,746
Dynex Capital Incorporated REIT	24,089	453,355
Ellington Financial Incorporated	1,997	31,393
Ellington Residential Mortgage REIT	26,397	323,363
Great Ajax Corporation REIT	1,984	22,320
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	7,898	444,105
KKR Real Estate Finance Trust	12,876	237,305
New York Mortgage Trust Incorporated	2,634	10,984
Orchid Island Capital Incorporated REIT	6,658	38,150
PennyMac Mortgage Investment Trust	9,613	182,359
Ready Capital Corporation	3,068	40,252
Two Harbors Investment Corporation	24,013	173,374
		3,124,692
Thrifts & mortgage finance: 1.74%
Axos Financial Incorporated †	6,680	309,084
Essent Group Limited	8,009	330,211
Federal Agricultural Mortgage Corporation Class C	644	55,545
Flagstar Bancorp Incorporated	6,927	300,563
FS Bancorp Incorporated	828	50,202
Homestreet Incorporated	5,097	218,967
Merchants Bancorp Incorporated	7,668	260,942
Meta Financial Group Incorporated	4,119	182,431
Mr. Cooper Group Incorporated †	23,559	740,931
NMI Holdings Incorporated Class A †	8,145	186,195
PennyMac Financial Services Incorporated	4,770	282,432
Radian Group Incorporated	17,561	358,244
Riverview Bancorp Incorporated	267	1,762
Security National Financial Corporation Class A †	1,059	9,542
Walker & Dunlop Incorporated	3,259	324,792
Waterstone Financial Incorporated	1,897	36,859
		3,648,702
Health care: 21.66%
Biotechnology: 11.58%
Abeona Therapeutics Incorporated †	2,199	5,322
Aduro Biotech Incorporated ♦†	9,490	0
Adverum Biotechnologies Incorporated †	1,183	15,178
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Biotechnology (continued)
Affimed NV †	6,488	$ 36,787
Agenus Incorporated †	35,884	143,536
Albireo Pharma Incorporated †	1,475	51,419
Allogene Therapeutics Incorporated †	274	9,511
Amicus Therapeutics Incorporated †	18,697	229,599
Anaptysbio Incorporated †	1,311	37,626
Apellis Pharmaceuticals Incorporated †	516	24,856
Applied Genetic Technologies Corporation †	1,213	6,162
Aravive Incorporated †	17,890	121,831
Arcus Biosciences Incorporated †	4,479	157,930
Arena Pharmaceuticals Incorporated †	3,744	300,830
Arrowhead Pharmaceuticals Incorporated †	4,385	349,309
Atara Biotherapeutics Incorporated †	2,499	41,933
Athenex Incorporated †	7,650	92,565
Atreca Incorporated Class A †	772	13,394
Aveo Pharmaceuticals Incorporated †	1,571	12,976
Avid Bioservices Incorporated †	16,402	337,553
BeyondSpring Incorporated †	108	1,402
Biocryst Pharmaceuticals Incorporated †	15,728	169,548
Biohaven Pharmaceutical Holding Company †	1,312	111,494
Bioxcel Therapeutics Incorporated †	1,156	61,973
Blueprint Medicines Corporation †	3,838	376,968
Bridgebio Pharma Incorporated †	3,539	250,137
Calyxt Incorporated †	20,314	193,796
CareDx Incorporated †	7,118	562,891
Casi Pharmaceuticals Incorporated †	17,004	41,830
Catalyst Biosciences Incorporated †	26,113	157,461
Catalyst Pharmaceuticals Incorporated †	7,440	28,942
Centogene NV †	2,487	28,750
Checkpoint Therapeutics Incorporated †	4,304	13,816
Chemocentryx Incorporated †	3,682	249,787
Chimerix Incorporated †	44,574	437,271
Chinook Therapeutics Incorporated †	994	16,441
Cohbar Incorporated †	116,342	178,003
Coherus Biosciences Incorporated †	5,353	86,933
Concert Pharmaceuticals Incorporated †	2,227	14,899
Cue Biopharma Incorporated †	139	1,892
Cytokinetics Incorporated †	4,793	89,773
CytomX Therapeutics Incorporated †	4,522	35,498
Denali Therapeutics Incorporated †	5,847	419,815
Dicerna Pharmaceuticals Incorporated †	4,843	130,664
Dyadic International Incorporated †	2,003	10,636
Dynavax Technologies Corporation †	14,160	123,900
Editas Medicine Incorporated †	5,434	238,335
Emergent BioSolutions Incorporated †	8,046	772,416
Fate Therapeutics Incorporated †	6,905	619,517
Fennec Pharmaceuticals Incorporated †	42,785	313,186
Fibrogen Incorporated †	7,369	368,671
Five Prime Therapeutics Incorporated †	13,734	305,307
Flexion Therapeutics Incorporated †	4,207	46,361
Fortress Biotech Incorporated †	30,287	112,668
Genprex Incorporated †	1,527	7,879
Geron Corporation †	100	179
GlycoMimetics Incorporated †	9,623	31,948
Halozyme Therapeutics Incorporated †	19,423	878,891
Heron Therapeutics Incorporated †	9,766	176,569
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—February 28, 2021

	Shares	Value
Biotechnology (continued)
Hookipa Pharma Incorporated †	1,461	$ 17,298
Immunic Incorporated †	3,585	57,181
Immunogen Incorporated †	53,246	465,903
Insmed Incorporated †	7,705	275,608
Intellia Therapeutics Incorporated †	9,543	576,970
Invitae Corporation †	8,799	353,104
Ironwood Pharmaceuticals Incorporated †	64,117	591,800
Iveric Bio Incorporated †	9,317	57,206
Jounce Therapeutics Incorporated †	33,074	363,153
Kadmon Holdings Incorporated †	12,470	57,237
KalVista Pharmaceuticals Incorporated †	1,298	42,665
Karyopharm Therapeutics Incorporated †	5,203	71,905
Kezar Life Sciences Incorporated †	2,057	11,272
Kindred Biosciences Incorporated †	11,014	49,673
Kiniksa Pharmaceuticals Limited Class A †	15,206	312,787
Krystal Biotech Incorporated †	43	3,392
Kura Oncology Incorporated †	2,370	66,360
Ligand Pharmaceuticals Incorporated †	3,743	554,787
Macrogenics Incorporated †	16,068	401,861
Madrigal Pharmaceuticals Incorporated †	1,103	133,673
Mannkind Corporation †	21,668	123,724
Medicinova Incorporated †	7,532	42,029
Mei Pharma Incorporated †	10,353	38,824
Mersana Therapeutics Incorporated †	3,937	71,575
Minerva Neurosciences Incorporated †	22,214	68,863
Mirati Therapeutics Incorporated †	2,355	473,167
Morphic Holding Incorporated †	706	25,529
Myriad Genetics Incorporated †	6,985	212,973
Nantkwest Incorporated †	7,080	230,171
Natera Incorporated †	6,571	762,827
Neubase Therapeutics Incorporated †	743	7,044
Novavax Incorporated †	5,039	1,165,168
OPKO Health Incorporated †	29,701	133,655
Organogenesis Holdings Incorporated Class A †	7,384	112,311
Orgenesis Incorporated †	14,766	98,785
PDL BioPharma Incorporated ♦‡	91,928	227,062
Pfenex Incorporated ♦†	2,991	0
Pieris Pharmaceuticals Incorporated †	4,255	11,574
Precigen Incorporated †	4,728	39,904
Protagonist Therapeutics Incorporated †	2,349	55,366
ProTara Therapeutic Incorporated †	203	3,492
Prothema Corporation plc †	6,420	143,294
PTC Therapeutics Incorporated †	4,505	257,236
Puma Biotechnology Incorporated †	3,160	31,474
Radius Health Incorporated †	16,787	312,406
Regenxbio Incorporated †	3,340	136,639
Relay Therapeutics Incorporated †	1,240	51,175
Revolution Medicines Incorporated †	896	40,929
Rhythm Pharmaceuticals Incorporated †	2,933	76,023
Rigel Pharmaceuticals Incorporated †	16,142	66,989
Rocket Pharmaceuticals Incorporated †	2,532	140,729
Sangamo Therapeutics Incorporated †	8,597	98,780
Seres Therapeutics Incorporated †	4,108	78,216
Sorrento Therapeutics Incorporated †	20,685	200,024
Spectrum Pharmaceuticals Incorporated †	8,657	29,694
Spero Therapeutics Incorporated †	1,553	28,218
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Biotechnology (continued)
Springworks Therapeutics Incorporated †	251	$ 21,599
Sutro Biopharma Incorporated †	12,599	279,698
TCR2 Therapeutics Incorporated †	3,662	96,897
TG Therapeutics Incorporated †	5,768	252,465
Translate Bio Incorporated †	6,019	140,483
Travere Therapeutics Incorporated †	18,623	573,961
Turning Point Therapeutics Incorporated †	2,087	246,078
Twist Bioscience Corporation †	4,605	633,832
Ultragenyx Pharmaceutical Incorporated †	4,755	673,023
Vaxcyte Incorporated †	3,582	84,392
VBI Vaccines Incorporated †	20,617	69,479
Veracyte Incorporated †	5,552	322,349
Verastem Incorporated †	14,314	33,638
Vericel Corporation †	8,037	388,026
Viking Therapeutics Incorporated †	13,141	88,570
VTV Therapeutics Incorporated Class A †	891	2,370
XBiotech Incorporated †	14,786	280,934
Xencor Incorporated †	5,691	280,396
Y-mAbs Therapeutics Incorporated †	2,008	70,621
		24,253,279
Health care equipment & supplies: 3.46%
Accuray Incorporated †	36,414	181,342
Alphatec Holdings Incorporated †	2,527	40,558
Apyx Medical Corporation †	5,639	58,928
Aspira Women’s Health Incorporated †	13,456	93,250
Atricure Incorporated †	3,821	249,397
Avanos Medical Incorporated †	6,105	280,708
Axogen Incorporated †	6,790	150,059
Axonics Modulation Technologies Incorporated †	1,639	82,458
BioLife Solutions Incorporated †	1,366	53,588
Cerus Corporation †	12,968	79,624
Co-Diagnostics Incorporated †	2,314	31,841
Conmed Corporation	3,040	374,102
CryoLife Incorporated †	3,427	86,532
Cryoport Incorporated †	2,865	170,296
Cutera Incorporated †	1,307	46,163
Cytosorbents Corporation †	5,110	48,136
Electromed Incorporated †	41,835	441,778
Fonar Corporation †	5,789	112,249
Genmark Diagnostics Incorporated †	3,343	65,356
Heska Corporation †	320	60,288
Integer Holdings Corporation †	2,376	209,539
Intersect ENT Incorporated †	2,733	62,340
Intricon Corporation †	7,285	167,264
Invacare Corporation	15,647	142,388
iRhythm Technologies Incorporated †	2,120	341,108
LeMaitre Vascular Incorporated	3,829	196,772
Lensar Incorporated †	2,280	20,611
LivaNova plc †	3,675	284,960
Meridian Bioscience Incorporated †	9,593	202,220
Merit Medical Systems Incorporated †	8,846	492,899
Mesa Laboratories Incorporated	34	9,245
Milestone Scientific Incorporated †	3,846	15,076
Nemaura Medical Incorporated †	3,652	22,679
Neogen Corporation †	5,841	478,495
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—February 28, 2021

	Shares	Value
Health care equipment & supplies (continued)
Nevro Corporation †	2,545	$ 420,383
Orthopediatrics Corporation †	80	4,357
Pavmed Incorporated †	3,135	13,167
Repro-Med Systems Incorporated †	2,075	8,051
Retractable Technologies Incorporated †	27,959	438,956
Seaspine Holdings Corporation †	1,357	25,674
Shockwave Medical Incorporated †	2,183	254,887
Silk Road Medical Incorporated †	1,555	85,167
STAAR Surgical Company †	3,983	414,272
Surmodics Incorporated †	1,276	66,543
Utah Medical Products Incorporated	1,688	142,467
Zynex Incorporated †	1,813	26,325
		7,252,498
Health care providers & services: 2.60%
Addus Homecare Corporation †	906	97,458
AMN Healthcare Services Incorporated †	3,442	250,819
Apollo Medical Holdings Incorporated †	445	11,014
Castle Biosciences Incorporated †	872	66,342
Community Health Systems Incorporated †	7,191	61,555
CorVel Corporation †	492	49,938
Covetrus Incorporated †	9,486	352,500
Five Star Senior Living Incorporated †	51,295	342,651
Fulgent Genetics Incorporated †	1,830	185,306
Hanger Incorporated †	3,325	73,084
InfuSystem Holdings Incorporated †	8,615	146,972
LHC Group Incorporated †	2,109	383,226
Mednax Incorporated †	5,250	128,258
Modivcare Incorporated †	1,181	151,475
Owens & Minor Incorporated	14,134	480,697
Patterson Companies Incorporated	11,169	346,909
PetIQ Incorporated †	1,457	50,223
R1 RCM Incorporated †	7,746	214,099
Select Medical Holdings Corporation †	13,226	418,603
Sharps Compliance Corporation †	1,380	17,554
Surgery Partners Incorporated †	2,687	106,056
Tenet Healthcare Corporation †	13,718	699,892
The Ensign Group Incorporated	5,165	423,633
The Pennant Group Incorporated †	2,325	122,714
Triple-S Management Corporation Class B †	8,268	209,180
Viemed Healthcare Incorporated †	4,995	47,103
		5,437,261
Health care technology: 1.08%
Allscripts Healthcare Solutions Incorporated †	30,368	468,578
Computer Programs & Systems Incorporated	1,110	34,910
Evolent Health Incorporated Class A †	10,240	206,336
Inovalon Holdings Incorporated Class A †	7,369	180,983
Inspire Medical Systems Incorporated †	1,894	440,904
Nanthealth Incorporated †	2,083	7,957
NextGen Healthcare Incorporated †	9,229	172,582
Omnicell Incorporated †	4,101	520,417
Simulations Plus Incorporated	978	70,142
Vocera Communications Incorporated †	3,476	148,912
		2,251,721
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Life sciences tools & services: 0.76%
Champions Oncology Incorporated †	566	$ 6,611
Chromadex Corporation †	12,591	175,393
Harvard Bioscience Incorporated †	3,803	16,695
Medpace Holdings Incorporated †	3,284	533,420
Nanostring Technologies Incorporated †	1,804	125,901
Neogenomics Incorporated †	6,936	353,528
Pacific Biosciences of California †	12,541	383,378
		1,594,926
Pharmaceuticals: 2.18%
Acelrx Pharmaceuticals Incorporated †	6,286	11,818
Amneal Pharmaceuticals Incorporated †	86,623	466,898
Amphastar Pharmaceuticals Incorporated †	3,261	57,165
Aquestive Therapeutics Incorporated †	2,071	9,485
Avenue Therapeutics Incorporated †	1,661	7,807
Cerecor Incorporated †	13,411	45,195
Collegium Pharmaceutical Incorporated †	13,811	325,801
Corcept Therapeutics Incorporated †	20,656	519,498
Cymabay Therapeutics Incorporated †	5,309	25,483
Dova Pharmaceuticals Incorporated ♦†	2,458	0
Harrow Health Incorporated †	19,199	147,256
Intra-Cellular Therapies Incorporated †	3,214	113,872
Lannett Company Incorporated †	2,400	14,544
Liquidia Technologies Incorporated †	612	1,714
Ocular Therapeutix Incorporated †	22,549	413,549
Omeros Corporation †	168	3,350
Osmotica Pharmaceuticals plc †	1,312	4,986
Pacira Pharmaceuticals Incorporated †	5,851	430,049
Paratek Pharmaceuticals Incorporated †	23,040	172,339
Phibro Animal Health Corporation Class A	22,650	488,561
Pliant Therapeutics Incorporated †	2,960	97,946
Prestige Consumer Healthcare Incorporated †	6,954	290,051
Siga Technologies Incorporated †	45,256	286,018
Strongbridge Biopharma plc †	67,339	211,444
Supernus Pharmaceuticals Incorporated †	15,758	423,417
		4,568,246
Industrials: 14.55%
Aerospace & defense: 0.92%
AAR Corporation	5,796	230,565
Aerovironment Incorporated †	1,925	211,904
Ducommun Incorporated †	3,828	208,243
Kaman Corporation	2,636	128,268
Kratos Defense & Security Solutions Incorporated †	7,880	216,700
Maxar Technologies Incorporated	8,292	396,772
Moog Incorporated Class A	2,737	212,555
National Presto Industries Incorporated	1,391	142,341
PAE Incorporated †	2,560	20,915
Vectrus Incorporated †	2,957	161,452
		1,929,715
Air freight & logistics: 0.27%
Air Transport Services Group †	2,532	67,199
Atlas Air Worldwide Holdings Incorporated †	4,126	227,466
Echo Global Logistics Incorporated †	4,114	114,616
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—February 28, 2021

	Shares	Value
Air freight & logistics (continued)
Hub Group Incorporated Class A †	2,212	$ 127,367
Radiant Logistics Incorporated †	3,846	26,037
		562,685
Airlines: 0.51%
Allegiant Travel Company	308	77,675
Mesa Air Group Incorporated †	31,438	383,544
SkyWest Incorporated	9,931	559,810
Spirit Airlines Incorporated †	1,522	54,609
		1,075,638
Building products: 1.29%
AAON Incorporated	1,534	118,242
Advanced Drainage Systems Incorporated	2,591	285,062
Alpha Pro Tech Limited †	931	13,015
American Woodmark Corporation †	1,421	132,736
Apogee Enterprises Incorporated	1,869	69,901
Builders FirstSource Incorporated †	11,423	494,216
CSW Industrials Incorporated	1,015	127,454
Gibraltar Industries Incorporated †	2,108	184,134
Griffon Corporation	4,018	98,843
Insteel Industries Incorporated	1,764	54,472
JELD-WEN Holding Incorporated †	4,052	120,142
Masonite International Corporation †	2,407	264,096
PGT Incorporated †	2,037	48,053
Quanex Building Products Corporation	1,531	37,249
Resideo Technologies Incorporated †	3,902	93,726
Simpson Manufacturing Company Incorporated	1,996	194,530
UFP Industries Incorporated	5,860	357,460
		2,693,331
Commercial services & supplies: 1.31%
ABM Industries Incorporated	7,213	311,457
ACCO Brands Corporation	8,820	71,442
Brady Corporation Class A	4,655	243,969
BrightView Holdings Incorporated †	223	3,548
Casella Waste Systems Incorporated Class A †	2,558	148,159
Ceco Environmental Corporation †	2,773	22,739
Cimpress plc †	1,247	123,553
Deluxe Corporation	2,581	102,027
Harsco Corporation †	4,546	74,373
Healthcare Services Group Incorporated	5,446	154,939
Herman Miller Incorporated	438	16,799
HNI Corporation	5,318	189,268
Interface Incorporated	5,246	65,155
KAR Auction Services Incorporated	9,418	131,004
Knoll Incorporated	1,823	29,733
NL Industries	7,953	44,616
Tetra Tech Incorporated	3,761	520,410
The Brink's Company	3,054	234,639
UniFirst Corporation	1,011	244,955
VSE Corporation	102	3,933
		2,736,718
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Construction & engineering: 1.48%
Ameresco Incorporated Class A †	3,705	$ 211,630
APi Group Corporation 144A†	3,993	73,871
Arcosa Incorporated	3,230	183,238
Comfort Systems Incorporated	3,693	228,744
Construction Partners Incorporated Class A †	6,971	201,741
Dycom Industries Incorporated †	3,165	242,376
EMCOR Group Incorporated	1,502	146,250
Fluor Corporation	10,294	176,645
Granite Construction Incorporated	3,362	115,586
Great Lakes Dredge & Dock Company †	6,320	96,001
IES Holdings Incorporated †	2,223	101,902
MasTec Incorporated †	4,252	368,861
MYR Group Incorporated †	4,603	271,347
Primoris Services Corporation	11,666	390,461
Sterling Construction Company Incorporated †	6,405	145,906
Tutor Perini Corporation †	9,331	137,166
		3,091,725
Electrical equipment: 1.65%
Allied Motion Technologies	1,255	60,918
Atkore International Incorporated †	7,201	487,148
AZZ Incorporated	1,864	95,232
Bloom Energy Corporation Class A †	6,772	193,205
Encore Wire Corporation	1,812	118,740
EnerSys	4,088	369,065
LSI Industries Incorporated	26,910	242,728
Orion Energy Systems Incorporated †	2,021	16,976
Plug Power Incorporated †	22,049	1,066,731
SunRun Incorporated †	7,789	487,436
TPI Composites Incorporated †	3,504	167,001
Vicor Corporation †	1,610	158,569
		3,463,749
Industrial conglomerates: 0.05%
Raven Industries Incorporated	2,596	101,763
Machinery: 3.40%
Alamo Group Incorporated	102	15,568
Albany International Corporation Class A	2,181	172,408
Altra Industrial Motion Corporation	2,857	165,477
Astec Industries Incorporated	3,136	212,997
Blue Bird Corporation †	679	16,506
Chart Industries Incorporated †	2,064	295,338
Circor International Incorporated †	1,853	65,985
Columbus McKinnon Corporation	2,099	105,664
Enerpac Tool Group Corporation	4,008	98,998
ESC Briggs & Stratton ♦†	1,723	0
ESCO Technologies Incorporated	620	65,515
Evoqua Water Technologies Company †	7,300	179,215
Federal Signal Corporation	5,238	190,716
Foster Company Class A †	7,022	119,023
Franklin Electric Company Incorporated	4,247	318,780
Helios Technologies Incorporated	2,458	160,753
Hyster Yale Materials Handeling Incorporated	998	85,379
John Bean Technologies Corporation	2,574	379,845
Kadant Incorporated	1,177	204,798
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—February 28, 2021

	Shares	Value
Machinery (continued)
Kennametal Incorporated	3,572	$ 133,450
Lindsay Manufacturing Company	1,094	175,314
Manitowoc Company Incorporated †	2,514	40,953
Meritor Incorporated †	14,542	441,641
Miller Industries Incorporated	231	9,118
Mueller Industries Incorporated	10,634	432,166
Mueller Water Products Incorporated Class A	12,177	156,962
Omega Flex Incorporated	1,176	202,860
Park Ohio Holdings Corporation	811	26,220
Proto Labs Incorporated †	1,560	227,261
RBC Bearings Incorporated †	1,095	217,971
REV Group Incorporated	1,729	21,474
Rexnord Corporation	8,110	364,545
SPX Corporation †	4,720	262,385
SPX FLOW Incorporated †	4,072	250,672
Standex International Corporation	1,124	110,219
Tennant Company	728	55,474
Terex Corporation	8,488	349,536
The ExOne Company †	556	18,960
The Greenbrier Companies Incorporated	2,316	108,968
The Shyft Group Incorporated	9,741	320,381
Wabash National Corporation	2,528	41,914
Watts Water Technologies Incorporated	2,402	274,044
Welbilt Incorporated †	1,452	23,203
		7,118,656
Marine: 0.22%
Costamare Incorporated	15,655	151,071
Matson Incorporated	3,975	275,348
Pangaea Logistics Solutions	770	2,314
Safe Bulkers Incorporated †	13,498	37,120
		465,853
Professional services: 1.42%
ASGN Incorporated †	3,539	329,021
Barrett Business Services Incorporated	665	47,348
BGSF Incorporated	12,632	176,090
CBIZ Incorporated †	2,407	72,571
CRA International Incorporated	127	7,007
Exponent Incorporated	3,182	306,968
GP Strategies Corporation †	5,191	68,158
Insperity Incorporated	3,129	277,542
KBR Incorporated	14,355	445,005
Kelly Services Incorporated Class A	2,349	48,906
Kforce Incorporated	6,028	309,538
Korn Ferry International	1,917	117,991
ManTech International Corporation Class A	3,657	285,831
Mastech Digital Incorporated †	13,396	214,336
TriNet Group Incorporated †	3,183	255,499
		2,961,811
Road & rail: 0.49%
Arcbest Corporation	3,385	199,681
Avis Budget Group Incorporated †	4,115	228,588
Covenant Transport Incorporated Class A †	554	10,072
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Road & rail (continued)
Daseke Incorporated †	2,987	$ 16,488
Marten Transport Limited	5,795	93,763
Saia Incorporated †	1,456	291,972
US Xpress Enterprises Incorporated Class A †	1,678	15,522
Werner Enterprises Incorporated	4,177	179,277
		1,035,363
Trading companies & distributors: 1.54%
Applied Industrial Technologies Incorporated	2,545	217,267
Beacon Roofing Supply Incorporated †	2,699	129,093
Boise Cascade Company	6,020	300,639
CAI International Incorporated	3,092	136,048
DXP Enterprises Incorporated †	875	26,285
GATX Corporation	1,334	127,304
GMS Incorporated †	3,018	110,459
H&E Equipment Services Incorporated	948	29,322
Herc Holdings Incorporated †	2,848	249,940
McGrath RentCorp	3,443	267,383
Rush Enterprises Incorporated Class A	7,170	304,223
Rush Enterprises Incorporated Class B	5,931	225,081
SiteOne Landscape Supply Incorporated †	2,217	351,417
Systemax Incorporated	7,535	272,014
Textainer Group Holdings Limited †	3,413	88,875
Triton International Limited	6,391	369,272
Veritiv Corporation †	1,087	25,849
		3,230,471
Information technology: 13.76%
Communications equipment: 0.66%
Adtran Incorporated	3,839	64,649
Calix Networks Incorporated †	11,998	474,041
Clearfield Incorporated †	4,265	138,229
Infinera Corporation †	9,645	94,762
Inseego Corporation †	5,468	79,778
NETGEAR Incorporated †	8,447	337,880
NetScout Systems Incorporated †	6,903	194,803
		1,384,142
Electronic equipment, instruments & components: 2.54%
Badger Meter Incorporated	2,161	234,663
Bel Fuse Incorporated Class B	10,176	180,624
Belden Incorporated	1,917	84,751
Benchmark Electronics Incorporated	1,940	55,096
ePlus Incorporated †	2,864	270,820
Fabrinet †	4,293	379,201
FARO Technologies Incorporated †	1,732	161,873
II-VI Incorporated †	4,041	340,656
Insight Enterprises Incorporated †	5,156	430,990
Itron Incorporated †	2,360	276,686
Kimball Electronics Incorporated †	14,515	340,812
Knowles Corporation †	282	5,863
Luna Innovations Incorporated †	6,813	79,985
Methode Electronics Incorporated	7,168	279,050
Nlight Incorporated †	2,675	101,971
Novanta Incorporated †	2,078	274,982
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—February 28, 2021

	Shares	Value
Electronic equipment, instruments & components (continued)
OSI Systems Incorporated †	1,337	$ 126,507
PC Connection Incorporated	1,090	50,151
Plexus Corporation †	4,749	398,821
Rogers Corporation †	1,135	205,980
Sanmina Corporation †	14,130	503,311
ScanSource Incorporated †	2,557	72,721
TTM Technologies Incorporated †	7,270	102,652
Vishay Intertechnology Incorporated	15,237	363,707
		5,321,873
IT services: 1.39%
Conduent Incorporated †	39,832	214,296
CSG Systems International Incorporated	1,141	52,657
ESC Incorporated ♦†	6,981	0
Evertec Incorporated	7,759	301,825
EVO Payments Incorporated Class A †	3,366	85,698
ExlService Holdings Incorporated †	2,832	239,644
Hackett Group Incorporated	2,520	39,362
I3 Verticals Incorporated Class A †	97	3,220
Information Services Group Incorporated †	55,019	200,269
International Money Express Incorporated †	2,300	33,879
LiveRamp Holdings Incorporated †	3,764	237,734
Maximus Incorporated	5,331	433,304
Moneygram International Incorporated †	16,417	109,501
Perficient Incorporated †	2,239	124,690
PFSweb Incorporated †	29,847	209,526
ServiceSource International Incorporated †	17,615	28,272
Sykes Enterprises Incorporated †	7,098	290,024
TTEC Holdings Incorporated	1,193	100,379
Tucows Incorporated Class A †	59	4,662
Unisys Corporation †	6,785	166,572
Verra Mobility Corporation †	2,449	34,898
		2,910,412
Semiconductors & semiconductor equipment: 3.10%
Advanced Energy Industries Incorporated	3,293	343,954
Alpha & Omega Semiconductor †	3,803	133,828
Amkor Technology Incorporated	20,452	488,598
Axcelis Technologies Incorporated †	8,076	297,762
Brooks Automation Incorporated	6,008	499,625
Ceva Incorporated †	1,592	97,478
CMC Materials Incorporated	2,367	403,574
Cohu Incorporated	1,202	52,227
Cyberoptics Corporation †	2,213	59,198
Diodes Incorporated †	4,282	336,223
FormFactor Incorporated †	8,413	381,698
Ichor Holdings Limited †	2,114	90,395
Lattice Semiconductor Corporation †	13,498	649,524
Macom Technology Solutions †	4,431	285,135
Maxeon Solar Technologies †	822	27,677
Maxlinear Incorporated †	4,692	186,601
Neophotonics Corporation †	3,694	35,499
Power Integrations Incorporated	5,985	528,894
Rambus Incorporated †	4,757	99,802
Semtech Corporation †	5,689	417,061
Silicon Laboratories Incorporated †	86	13,394
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Semiconductors & semiconductor equipment (continued)
SunPower Corporation	5,354	$ 186,159
Synaptics Incorporated †	4,346	582,494
Ultra Clean Holdings Incorporated †	3,032	140,624
Veeco Instruments Incorporated †	7,643	164,325
		6,501,749
Software: 5.96%
A10 Networks Incorporated †	30,220	282,255
Agilysys Incorporated †	1,662	99,039
Alarm.com Holdings Incorporated †	5,699	500,828
Altair Engineering Incorporated Class A †	3,539	217,967
American Software Incorporated Class A	2,204	44,521
AppFolio Incorporated Class A †	1,480	242,750
Appian Corporation †	2,361	405,856
Arlo Technologies Incorporated †	12,165	84,668
Asure Software Incorporated †	3,586	27,935
Avaya Holdings Corporation †	6,060	179,800
BlackLine Incorporated †	406	50,352
Bottomline Technologies (DE) Incorporated †	3,917	175,795
Box Incorporated Class A †	9,053	166,123
Cerence Incorporated †	4,433	493,038
ChannelAdvisor Corporation †	17,742	400,969
Cloudera Incorporated †	10,903	175,974
Cognyte Software Limited †	5,731	165,454
CommVault Systems Incorporated †	4,918	313,424
Digital Turbine Incorporated †	10,791	891,013
Domo Incorporated Class B †	6,297	401,308
Ebix Incorporated	2,740	66,801
eGain Corporation †	1,569	18,232
Envestnet Incorporated †	3,818	244,428
Intelligent Systems Corporation †	554	21,983
InterDigital Incorporated	2,248	142,456
J2 Global Incorporated †	4,724	526,159
MicroStrategy Incorporated Class A †	1,007	755,663
Mimecast Limited †	4,615	197,891
Mitek Systems Incorporated †	11,220	171,442
Model N Incorporated †	2,782	117,818
OneSpan Incorporated †	3,287	76,784
Park City Group Incorporated †	23,631	143,676
Ping Identity Holding Corporation †	3,715	87,042
Progress Software Corporation	6,716	285,699
PROS Holdings Incorporated †	1,547	73,328
Q2 Holdings Incorporated †	2,147	261,676
Qad Incorporated Class A	2,802	179,888
Qualys Incorporated †	2,480	240,957
Rapid7 Incorporated †	3,511	267,679
Rimini Street Incorporated †	12,612	97,995
SailPoint Technologies Holdings Incorporated †	6,959	392,348
Sapiens International Corporation	7,338	230,266
Secureworks Corporation Class A †	14,693	212,020
Shotspotter Incorporated †	2,902	121,826
Smith Micro Software Incorporated †	3,337	22,024
SPS Commerce Incorporated †	5,232	527,019
SVMK Incorporated †	8,813	164,098
Synchronoss Technologies Incorporated †	4,088	18,110
Tenable Holdings Incorporated †	5,401	220,955
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—February 28, 2021

	Shares	Value
Software (continued)
Upland Software Incorporated †	419	$ 20,711
Varonis Systems Incorporated †	2,449	449,489
Verint Systems Incorporated	4,742	233,733
Veritone Incorporated †	5,215	188,001
Workiva Incorporated †	1,310	132,507
Xperi Holding Corporation	8,750	184,625
Yext Incorporated †	736	12,453
Zix Corporation †	6,566	48,457
		12,475,308
Technology hardware, storage & peripherals: 0.11%
Avid Technology Incorporated †	6,476	125,570
Diebold Nixdorf Incorporated †	6,751	98,025
		223,595
Materials: 3.92%
Chemicals: 2.07%
Advansix Incorporated †	2,021	56,184
Avient Corporation	5,696	246,181
Balchem Corporation	1,425	170,088
Chase Corporation	173	18,629
Ferro Corporation †	10,911	173,158
Futurefuel Corporation	7,179	105,388
GCP Applied Technologies Incorporated †	3,600	89,244
Hawkins Incorporated	4,065	254,469
HB Fuller Company	6,331	354,979
Ingevity Corporation †	3,994	277,503
Innospec Incorporated	1,459	146,557
Kooper Holdings Incorporated †	9,956	332,630
Kraton Performance Polymers Incorporated †	5,592	207,966
Kronos Worldwide Incorporated	1,628	23,525
Livent Corporation †	7,094	132,090
Minerals Technologies Incorporated	4,016	286,060
Orion Engineered Carbons SA	17,759	314,334
Rayonier Advanced Materials †	4,039	37,361
Sensient Technologies Corporation	3,616	281,506
Stepan Company	3,136	378,484
Trinseo SA	2,782	180,023
Tronox Holdings plc Class A	14,937	273,945
		4,340,304
Construction materials: 0.03%
Forterra Incorporated †	2,084	48,495
Containers & packaging: 0.19%
Greif Incorporated Class A	1,862	89,935
Myers Industries Incorporated	6,994	154,847
O-I Glass Incorporated	13,492	157,587
		402,369
Metals & mining: 1.32%
Alcoa Corporation †	10,659	261,678
Arconic Corporation †	8,648	189,564
Caledonia Mining Corporation plc	3,633	51,443
Century Aluminum Company †	4,807	66,000
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Metals & mining (continued)
Coeur d'Alene Mines Corporation †	20,580	$ 185,426
Commercial Metals Company	11,651	293,023
Compass Minerals International Incorporated	2,528	159,492
Hecla Mining Company	38,914	254,108
Materion Corporation	1,896	129,838
Olympic Steel Incorporated	8,152	145,432
Ryerson Holding Corporation †	24,512	312,038
Schnitzer Steel Industries Incorporated Class A	2,852	98,508
Warrior Met Coal Incorporated	3,615	69,300
Worthington Industries Incorporated	8,566	547,282
		2,763,132
Paper & forest products: 0.31%
Clearwater Paper Corporation †	1,548	54,195
Domtar Corporation	1,176	43,571
Louisiana-Pacific Corporation	9,392	447,153
Schweitzer-Mauduit International Incorporated	1,309	61,130
Verso Corporation Class A	3,163	39,538
		645,587
Real estate: 5.93%
Equity REITs: 5.09%
Agree Realty Corporation	2,074	133,897
Alexander & Baldwin Incorporated	1,732	30,258
Alexander's Incorporated	131	35,515
Alpine Income Property Trust REIT	1,374	25,172
American Assets Trust Incorporated	588	18,275
American Finance Trust Incorporated	4,479	39,684
Bluerock Residential Growth REIT Incorporated	1,642	17,602
BRT Apartments Corporation REIT	6,894	109,201
CareTrust REIT Incorporated	13,516	299,785
Catchmark Timber Trust Incorporated Class A	2,323	23,718
Centerspace REIT	3,415	234,371
CIM Commercial Trust Corporation REIT	4,989	60,616
Clipper Realty Incorporated	1,432	12,501
Community Healthcare Trust Incorporated	2,317	101,554
DiamondRock Hospitality †	22,497	227,670
Easterly Government Properties Incorporated	3,245	71,325
EastGroup Properties Incorporated	2,733	371,989
Essential Properties Realty	6,998	162,354
Farmland Partners REIT Incorporated	2,616	31,287
Four Corners Property Trust Incorporated	11,662	315,924
Getty Realty Corporation	8,022	224,456
Gladstone Land REIT Corporation	1,545	27,640
Global Net Lease Incorporated	7,427	137,994
Healthcare Realty Trust Incorporated	5,426	156,594
Hersha Hospitality Trust †	8,490	94,409
Independence Realty Trust Incorporated	11,005	154,510
Industrial Logistics Properties Trust	4,636	98,608
Innovative Industrial Properties Incorporated	1,618	315,510
iStar Financial Incorporated	174	3,083
Kite Realty Group Trust	12,043	230,864
Lexington Corporate Properties Trust	48,636	521,378
LTC Properties Incorporated	7,611	311,366
Monmouth Real Estate Investment Corporation	8,322	144,137
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—February 28, 2021

	Shares	Value
Equity REITs (continued)
National Health Investors Incorporated	6,041	$ 412,419
National Storage Affiliates Trust	5,818	224,284
New Senior Investment Group Incorporated	27,522	168,159
NexPoint Residential Trust Incorporated	958	39,316
One Liberty Properties Incorporated	4,708	100,798
Pebblebrook Hotel Trust	7,680	174,029
Physicians Realty Trust	16,808	285,736
Piedmont Office Realty Trust Incorporated Class A	20,382	347,717
PotlatchDeltic Corporation	8,917	452,538
QTS Realty Trust Incorporated Class A	4,445	276,123
Retail Opportunity Investment Corporation	15,565	246,083
Retail Properties of America Incorporated Class A	15,517	163,394
RLJ Lodging Trust	14,709	230,931
RPT Realty	31,608	346,740
Ryman Hospitality Properties Incorporated	2,246	173,593
Sabra Health Care REIT Incorporated	26,735	460,377
Safehold Incorporated REIT	1,602	122,153
Seritage Growth Property Class A †	2,478	50,031
SITE Centers Corporation	29,417	392,423
STAG Industrial Incorporated	5,012	158,129
Terreno Realty Corporation	5,766	323,127
The Macerich Company	10,996	142,068
Uniti Group Incorporated	16,921	201,529
Urban Edge Properties	10,864	179,256
Urstadt Biddle Properties Incorporated	2,877	46,377
Washington REIT	2,118	47,697
Whitestone REIT	15,039	140,615
		10,648,889
Real estate management & development: 0.84%
Cushman & Wakefield plc †	7,642	118,298
eXp World Holdings Incorporated †	6,245	377,136
Fathom Holdings Incorporated †	260	11,331
Kennedy Wilson Holdings Incorporated	275	5,159
Newmark Group Incorporated Class A	10,405	104,258
RE/MAX Holdings Incorporated Class A	2,564	106,970
Realogy Holdings Corporation †	14,836	223,727
Redfin Corporation †	7,539	571,004
The RMR Group Incorporated Class A	2,145	86,208
The St. Joe Company	3,226	162,365
		1,766,456
Utilities: 2.15%
Electric utilities: 0.25%
Genie Energy Limited Class B	17,929	135,364
MGE Energy Incorporated	1,109	70,643
Spark Energy Incorporated Class A	31,869	317,734
		523,741
Gas utilities: 0.71%
Brookfield Infrastructure Corporation Class A	4,142	274,283
Chesapeake Utilities Corporation	1,550	163,882
New Jersey Resources Corporation	2,949	115,866
ONE Gas Incorporated	4,077	273,037
RGC Resources Incorporated	544	12,354
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2021

		Shares	Value
Gas utilities (continued)
South Jersey Industries Incorporated		9,630	$ 241,809
Southwest Gas Holdings Incorporated		3,984	248,402
Spire Incorporated		2,337	155,224
			1,484,857
Independent power & renewable electricity producers: 0.57%
Brookfield Renewable Corporation Class A		3,310	152,856
Clearway Energy Incorporated Class A		10,717	280,250
Clearway Energy Incorporated Class C		15,377	422,252
Ormat Technologies Incorporated		2,985	255,725
Sunnova Energy International Incorporated †		1,904	85,375
			1,196,458
Multi-utilities: 0.36%
Avista Corporation		5,998	241,180
Black Hills Corporation		4,429	262,020
Northwestern Corporation		4,323	252,809
			756,009
Water utilities: 0.26%
Artesian Resources Corporation Class A		2,320	85,840
California Water Service Group		2,858	157,047
Middlesex Water Company		1,898	130,336
SJW Corporation		427	26,764
York Water Company		3,300	137,313
			537,300
Total Common stocks (Cost $126,119,323)			201,864,027
Rights: 0.00%
Financials: 0.00%
Thrifts & mortgage finance: 0.00%
NewStar Financial Incorporated ♦†	12-26-2027	9,129	0
Health care: 0.00%
Pharmaceuticals: 0.00%
Elanco Animal Health Incorporated ♦†	12-31-2021	8,956	0
Total Rights (Cost $225)			0

Warrants: 0.00%
Energy: 0.00%
Oil, gas & consumable fuels: 0.00%
Battalion Oil Corporation ♦†	10-8-2022	375	0
Battalion Oil Corporation ♦†	10-8-2022	300	0
Battalion Oil Corporation ♦†	10-8-2022	482	0
			0
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—February 28, 2021

Energy equipment & services: 0.00%
Parker Drilling Company ♦†	9-16-2024	373	$ 0
Total Warrants (Cost $0)			0

		Yield	Shares
Short-term investments: 1.40%
Investment companies: 1.40%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	2,925,181	2,925,181
Total Short-term investments (Cost $2,925,181)				2,925,181
Total investments in securities (Cost $129,044,729)	97.81%			204,789,208
Other assets and liabilities, net	2.19			4,578,415
Total net assets	100.00%			$209,367,623

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$6,867,519	$149,414,246	$(153,356,584)	$0	$0	$2,925,181	1.40%	2,925,181	$13,853
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	67	3-19-2021	$7,477,268	$7,367,320	$0	$(109,948)
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $126,119,548)	$ 201,864,027
Investments in affiliated securites, at value (cost $2,925,181)	2,925,181
Segregated cash for futures contracts	4,543,440
Receivable for dividends	135,916
Prepaid expenses and other assets	74
Total assets	209,468,638
Liabilities
Custodian and accounting fee payable	38,434
Professional fees payable	38,033
Advisory fee payable	19,140
Payable for daily variation margin on open futures contracts	3,034
Trustees’ fees and expenses payable	857
Accrued expenses and other liabilities	1,517
Total liabilities	101,015
Total net assets	$209,367,623
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Statement of operations—year ended February 28, 2021

Investment income
Dividends (net of foreign withholdings taxes of $4,448)	$ 2,662,866
Income from affiliated securities	13,853
Total investment income	2,676,719
Expenses
Advisory fee	340,964
Custody and accounting fees	50,635
Professional fees	44,577
Interest holder report expenses	7,803
Trustees’ fees and expenses	19,595
Other fees and expenses	21,697
Total expenses	485,271
Less: Fee waivers and/or expense reimbursements	(123,793)
Net expenses	361,478
Net investment income	2,315,241
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	11,192,021
Futures contracts	2,070,298
Net realized gains on investments	13,262,319
Net change in unrealized gains (losses) on
Unaffiliated securities	79,461,870
Futures contracts	920,303
Net change in unrealized gains (losses) on investments	80,382,173
Net realized and unrealized gains (losses) on investments	93,644,492
Net increase in net assets resulting from operations	$95,959,733
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 2,315,241	$ 3,637,096
Net realized gains on investments	13,262,319	7,452,037
Net change in unrealized gains (losses) on investments	80,382,173	(23,775,422)
Net increase (decrease) in net assets resulting from operations	95,959,733	(12,686,289)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	90,575,424	31,716,956
Withdrawals	(206,734,779)	(67,498,202)
Net decrease in net assets resulting from capital transactions	(116,159,355)	(35,781,246)
Total decrease in net assets	(20,199,622)	(48,467,535)
Net assets
Beginning of period	229,567,245	278,034,780
End of period	$ 209,367,623	$229,567,245
The accompanying notes are an integral part of these financial statements.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  31

Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	43.18%	(5.94)%	7.05%	8.75%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.21%	0.19%
Net expenses	0.16% [3]	0.18%	0.19%	0.19%
Net investment income	1.02%	1.35%	1.29%	1.23%
Supplemental data
Portfolio turnover rate	98%	40%	37%	85%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.06% higher.
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced Small Cap Portfolio) (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  33

Notes to financial statements
associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $132,787,385 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$75,742,518
Gross unrealized losses	(3,850,643)
Net unrealized gains	$71,891,875
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 3,954,661	$ 0	$ 23,068	$ 3,977,729
Consumer discretionary	27,259,240	22,378	0	27,281,618
Consumer staples	5,640,388	0	0	5,640,388
Energy	5,360,892	0	0	5,360,892
Financials	29,775,002	0	72,313	29,847,315
Health care	45,130,869	0	227,062	45,357,931
Industrials	30,467,478	0	0	30,467,478
Information technology	28,817,079	0	0	28,817,079
Materials	8,199,887	0	0	8,199,887
Real estate	12,415,345	0	0	12,415,345
Utilities	4,498,365	0	0	4,498,365
Rights	0	0	0	0
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	2,925,181	0	0	2,925,181
Total assets	$204,444,387	$22,378	$322,443	$204,789,208
Liabilities
Futures contracts	$ 109,948	$ 0	$ 0	$ 109,948
Total liabilities	$ 109,948	$ 0	$ 0	$ 109,948
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio had no material transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  35

Notes to financial statements
Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $209,227,380 and $312,798,614, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2021, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $8,947,721 in long futures contracts during the year ended February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced Small Cap Portfolio) (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  37

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

38  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  39

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

40  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  41

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo High Yield
Corporate Bond Portfolio

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo High Yield Corporate Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Manjunath Boraiah†, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡
Ten largest holdings (%) as of February 28, 2021[1]
Calpine Corporation, 5.00%, 2-1-2031	0.77
Ford Motor Company, 9.00%, 4-22-2025	0.72
iHeartCommunications Incorporated, 6.38%, 5-1-2026	0.72
Bausch Health Companies Incorporated, 8.50%, 1-31-2027	0.66
MGM Growth Properties Operating Partnership LP, 4.50%, 9-1-2026	0.63
United Rentals North America Incorporated, 5.50%, 5-15-2027	0.63
L Brands Incorporated, 6.88%, 11-1-2035	0.63
SFR Group SA, 7.38%, 5-1-2026	0.63
Sirius XM Radio Incorporated, 5.00%, 8-1-2027	0.62
CCO Holdings LLC, 5.88%, 5-1-2027	0.62
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of February 28, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Portfolio itself. The percentages of the Portfolio’s portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

†	Mr. Boraiah became a portfolio manager of the Portfolio on August 28, 2020.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.43%
Communication services: 13.54%
Diversified telecommunication services: 1.46%
Century Telephone Enterprises Incorporated	6.88%	1-15-2028	$200,000	$ 225,576
CenturyLink Incorporated	5.80	3-15-2022	240,000	248,791
Zayo Group LLC 144A	4.00	3-1-2027	260,000	258,929
				733,296
Entertainment: 1.80%
Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	198,760
Caesars Resort Collection LLC 144A	5.75	7-1-2025	240,000	252,000
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	200,000	202,276
Netflix Incorporated	4.88	4-15-2028	220,000	250,459
				903,495
Interactive media & services: 0.42%
Match Group Incorporated 144A	5.00	12-15-2027	200,000	209,576
Media: 8.95%
CCO Holdings LLC 144A	5.88	5-1-2027	300,000	310,500
Clear Channel Worldwide Holdings Incorporated	9.25	2-15-2024	147,000	153,064
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	210,440
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	213,440
Diamond Sports Group LLC 144A	5.38	8-15-2026	270,000	190,944
DISH DBS Corporation	5.88	7-15-2022	200,000	208,536
DISH DBS Corporation	5.88	11-15-2024	200,000	209,281
Gray Television Incorporated 144A	5.88	7-15-2026	200,000	207,000
iHeartCommunications Incorporated	6.38	5-1-2026	340,000	359,754
Lamar Media Corporation	3.75	2-15-2028	200,000	202,500
Meredith Corporation	6.88	2-1-2026	200,000	204,068
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	200,000	211,250
Nielsen Finance LLC 144A	5.63	10-1-2028	200,000	210,720
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	197,940
QVC Incorporated	4.75	2-15-2027	210,000	221,420
Radiate Holdco LLC 144A	4.50	9-15-2026	210,000	212,625
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	200,792
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	312,381
TEGNA Incorporated 144A	4.75	3-15-2026	230,000	244,950
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	200,190
				4,481,795
Wireless telecommunication services: 0.91%
Sprint Capital Corporation	6.88	11-15-2028	200,000	253,000
T-Mobile USA Incorporated	4.50	2-1-2026	200,000	204,476
				457,476
Consumer discretionary: 13.52%
Auto components: 1.68%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	216,000
Clarios Global LP 144A	6.25	5-15-2026	200,000	213,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Auto components (continued)
Dana Incorporated	5.63%	6-15-2028	$200,000	$ 212,250
Goodyear Tire & Rubber Company	5.13	11-15-2023	200,000	201,250
				842,500
Automobiles: 1.14%
Ford Motor Company	9.00	4-22-2025	300,000	362,933
Tesla Incorporated 144A	5.30	8-15-2025	200,000	208,140
				571,073
Commercial services & supplies: 0.41%
Aramark Services Incorporated 144A	5.00	2-1-2028	200,000	205,000
Diversified consumer services: 0.58%
Prime Security Services Borrower LLC 144A	5.75	4-15-2026	270,000	290,925
Hotels, restaurants & leisure: 5.48%
Boyd Gaming Company	6.00	8-15-2026	200,000	207,126
Carnival Corporation 144A	9.88	8-1-2027	230,000	264,518
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	215,504
MGM Resorts International	4.63	9-1-2026	154,000	161,508
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	196,287
Royal Caribbean Group	5.25	11-15-2022	210,000	214,003
Scientific Games International Incorporated 144A	5.00	10-15-2025	210,000	215,975
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	200,164
Station Casinos LLC 144A	5.00	10-1-2025	220,000	221,805
Travel + Leisure Company 144A	4.63	3-1-2030	200,000	207,312
Wynn Las Vegas LLC 144A	5.50	3-1-2025	200,000	212,000
Wynn Resorts Finance LLC 144A	5.13	10-1-2029	200,000	210,500
Yum! Brands Incorporated 144A	7.75	4-1-2025	200,000	219,460
				2,746,162
Household durables: 1.12%
Newell Brands Incorporated	4.20	4-1-2026	210,000	232,875
Newell Brands Incorporated	4.35	4-1-2023	101,000	106,176
Taylor Morrison Communities Incorporated 144A	5.13	8-1-2030	210,000	224,805
				563,856
Leisure products: 0.42%
Mattel Incorporated 144A	6.75	12-31-2025	200,000	210,160
Specialty retail: 1.88%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	202,000
L Brands Incorporated	6.88	11-1-2035	260,000	315,427
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	200,360
The Gap Incorporated 144A	8.63	5-15-2025	200,000	222,992
				940,779
Textiles, apparel & luxury goods: 0.81%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	209,500
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	200,000	195,500
				405,000
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Consumer staples: 3.25%
Food & staples retailing: 1.02%
Albertsons Companies Incorporated 144A	4.63%	1-15-2027	$290,000	$ 300,211
Performance Food Group Company 144A	5.50	10-15-2027	200,000	210,018
				510,229
Food products: 2.23%
Kraft Heinz Foods Company	4.38	6-1-2046	200,000	217,895
Kraft Heinz Foods Company	4.63	10-1-2039	200,000	229,703
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	207,250
Pilgrim's Pride Corporation 144A	5.88	9-30-2027	200,000	214,570
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	247,540
				1,116,958
Energy: 12.69%
Energy equipment & services: 0.82%
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	203,500
USA Compression Partners LP	6.88	4-1-2026	200,000	206,500
				410,000
Oil, gas & consumable fuels: 11.87%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	201,625
Apache Corporation	5.10	9-1-2040	260,000	265,286
Archrock Partners LP 144A	6.25	4-1-2028	230,000	239,631
Buckeye Partners LP	5.85	11-15-2043	200,000	200,622
Cheniere Energy Incorporated 144A	4.63	10-15-2028	200,000	207,940
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	221,025
Continental Resources Incorporated 144A	5.75	1-15-2031	200,000	225,442
Crestwood Midstream Partners LP	5.75	4-1-2025	200,000	201,110
CrownRock LP 144A	5.63	10-15-2025	200,000	202,000
DCP Midstream Operating LP	5.38	7-15-2025	280,000	298,491
Endeavor Energy Resources LP 144A	5.50	1-30-2026	200,000	204,000
EnLink Midstream Partners LP	5.45	6-1-2047	350,000	289,625
EQM Midstream Partners LP	5.50	7-15-2028	200,000	206,000
Genesis Energy Company	6.25	5-15-2026	210,000	198,975
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	176,940
Murphy Oil Corporation	6.88	8-15-2024	200,000	203,000
Occidental Petroleum Corporation	2.70	8-15-2022	200,000	197,763
Occidental Petroleum Corporation	2.70	2-15-2023	200,000	195,501
PDC Energy Incorporated	6.13	9-15-2024	210,000	214,559
Peabody Energy Corporation 144A	6.38	3-31-2025	200,000	96,000
Range Resources Corporation	4.88	5-15-2025	200,000	197,900
SM Energy Company	6.75	9-15-2026	200,000	189,600
Southwestern Energy Company	7.75	10-1-2027	200,000	214,000
Sunoco LP 144A	4.50	5-15-2029	200,000	200,000
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	196,500
Targa Resources Partners LP	5.88	4-15-2026	260,000	270,738
Weatherford International Limited 144A	11.00	12-1-2024	200,000	196,440
Western Midstream Operating LP	5.30	2-1-2030	220,000	238,429
				5,949,142
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Financials: 5.21%
Banks: 0.44%
CIT Group Incorporated	5.00%	8-1-2023	$200,000	$ 218,250
Capital markets: 0.54%
MSCI Incorporated 144A	4.75	8-1-2026	260,000	267,800
Consumer finance: 2.17%
Curo Group Holdings Corporation 144A	8.25	9-1-2025	200,000	201,500
Navient Corporation	7.25	9-25-2023	200,000	217,000
SLM Corporation	5.50	1-25-2023	220,000	227,700
Springleaf Finance Corporation	5.38	11-15-2029	210,000	221,550
Springleaf Finance Corporation	8.88	6-1-2025	200,000	219,720
				1,087,470
Insurance: 1.20%
Acrisure LLC 144A	7.00	11-15-2025	200,000	205,000
Genworth Holdings Incorporated	4.90	8-15-2023	200,000	190,000
HUB International Limited 144A	7.00	5-1-2026	200,000	208,408
				603,408
Thrifts & mortgage finance: 0.86%
Nationstar Mortgage Holdings Incorporated 144A	6.00	1-15-2027	210,000	220,500
Quicken Loans Incorporated 144A	5.25	1-15-2028	200,000	211,010
				431,510
Health care: 4.92%
Health care equipment & supplies: 0.43%
Teleflex Incorporated 144A	4.25	6-1-2028	210,000	217,088
Health care providers & services: 4.49%
Centene Corporation	3.00	10-15-2030	210,000	213,297
DaVita Incorporated 144A	3.75	2-15-2031	260,000	247,766
Encompass Health Corporation	4.63	4-1-2031	220,000	233,695
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	143,000
HCA Incorporated	5.88	5-1-2023	220,000	240,075
Molina Healthcare Incorporated 144A	4.38	6-15-2028	200,000	208,000
MPT Operating Partnership LP	5.00	10-15-2027	200,000	212,250
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	215,544
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	301,500
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	232,210
				2,247,337
Industrials: 6.48%
Aerospace & defense: 1.30%
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	200,000	202,500
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	250,000	241,660
TransDigm Group Incorporated	6.38	6-15-2026	200,000	206,036
				650,196
Air freight & logistics: 0.43%
XPO Logistics Incorporated 144A	6.25	5-1-2025	200,000	214,810
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Airlines: 0.38%
American Airlines Group Company 144A	5.00%	6-1-2022	$200,000	$ 192,750
Building products: 0.42%
Builders FirstSource Incorporated 144A	6.75	6-1-2027	197,000	211,283
Commercial services & supplies: 2.03%
ADT Corporation	4.13	6-15-2023	200,000	208,390
Allied Universal Security Services 144A	9.75	7-15-2027	200,000	220,708
APTIM Corporation 144A	7.75	6-15-2025	200,000	171,500
Avis Budget Car Rental LLC 144A	5.75	7-15-2027	210,000	217,088
West Corporation Company 144A	8.50	10-15-2025	200,000	198,500
				1,016,186
Construction & engineering: 0.63%
United Rentals North America Incorporated	5.50	5-15-2027	300,000	317,250
Electronic equipment, instruments & components: 0.47%
WESCO Distribution Incorporated 144A	7.25	6-15-2028	210,000	233,363
Trading companies & distributors: 0.82%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	201,774
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	210,500
				412,274
Information technology: 5.51%
Communications equipment: 1.23%
CommScope Incorporated 144A	6.00	3-1-2026	200,000	210,250
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	195,916
Viasat Incorporated 144A	5.63	4-15-2027	200,000	209,500
				615,666
Electronic equipment, instruments & components: 0.44%
CDW LLC	5.50	12-1-2024	200,000	220,750
IT services: 0.47%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	200,000	237,250
Software: 2.10%
CDK Global Incorporated 144A	5.25	5-15-2029	200,000	215,274
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	209,250
J2 Global Incorporated 144A	4.63	10-15-2030	200,000	207,520
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	207,376
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	211,274
				1,050,694
Technology hardware, storage & peripherals: 1.27%
EMC Corporation	3.38	6-1-2023	200,000	207,260
NCR Corporation 144A	5.75	9-1-2027	200,000	208,806
Western Digital Corporation	4.75	2-15-2026	200,000	221,192
				637,258
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  7

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Materials: 5.82%
Chemicals: 1.33%
CF Industries Incorporated	5.38%	3-15-2044	$200,000	$ 249,750
Olin Corporation	5.00	2-1-2030	200,000	209,440
Tronox Incorporated 144A	6.50	4-15-2026	200,000	206,754
				665,944
Construction materials: 0.62%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	309,750
Containers & packaging: 2.16%
Ball Corporation	5.25	7-1-2025	200,000	225,000
Berry Global Incorporated 144A	5.63	7-15-2027	200,000	212,750
BWAY Holding Company Incorporated 144A	5.50	4-15-2024	210,000	211,050
Labl Escrow Issuer LLC 144A	6.75	7-15-2026	200,000	214,500
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	222,000
				1,085,300
Metals & mining: 1.71%
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	204,740
Freeport-McMoRan Incorporated	5.40	11-14-2034	200,000	247,750
Novelis Corporation 144A	4.75	1-30-2030	200,000	208,440
United States Steel Corporation	6.88	8-15-2025	200,000	197,125
				858,055
Real estate: 5.74%
Equity REITs: 4.44%
EPR Properties	4.95	4-15-2028	200,000	205,925
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	203,876
Iron Mountain Incorporated 144A	4.88	9-15-2027	220,000	229,350
Iron Mountain Incorporated 144A	5.00	7-15-2028	220,000	228,250
iStar Incorporated	4.25	8-1-2025	200,000	200,750
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	318,000
SBA Communications Corporation	4.88	9-1-2024	200,000	205,140
Service Properties Trust Company	4.38	2-15-2030	210,000	195,300
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	203,000
VICI Properties Incorporated 144A	4.25	12-1-2026	230,000	237,222
				2,226,813
Real estate management & development: 1.30%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	198,530
Icahn Enterprises Finance Corporation	6.25	5-15-2026	220,000	231,211
Realogy Group LLC 144A	9.38	4-1-2027	200,000	220,000
				649,741
Utilities: 3.75%
Electric utilities: 1.68%
FirstEnergy Transmission LLC 144A	5.45	7-15-2044	200,000	244,593
NRG Energy Incorporated	5.75	1-15-2028	200,000	212,500
PG&E Corporation	5.00	7-1-2028	200,000	210,250
Talen Energy Supply LLC	6.50	6-1-2025	200,000	174,750
				842,093
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Gas utilities: 0.42%
Global Partners LP	7.00%	8-1-2027	$200,000	$ 212,000
Independent power & renewable electricity producers: 1.65%
Calpine Corporation 144A	5.00	2-1-2031	390,000	385,988
TerraForm Power Operating LLC 144A	4.75	1-15-2030	220,000	231,642
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	209,000
				826,630
Total Corporate bonds and notes (Cost $39,089,306)				40,306,341
Yankee corporate bonds and notes: 17.22%
Communication services: 4.75%
Diversified telecommunication services: 2.11%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	205,538
SFR Group SA 144A	7.38	5-1-2026	300,000	312,810
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	230,020
Virgin Media Secured Finance plc 144A	4.50	8-15-2030	300,000	306,750
				1,055,118
Media: 1.29%
Altice Finco SA 144A	5.00	1-15-2028	230,000	230,025
Videotron Limited 144A	5.13	4-15-2027	200,000	208,750
Ziggo BV 144A	4.88	1-15-2030	200,000	208,750
				647,525
Wireless telecommunication services: 1.35%
C&W Senior Financing Designated Activity 144A	6.88	9-15-2027	200,000	214,250
VEON Holdings BV 144A	4.00	4-9-2025	210,000	221,823
Vodafone Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.87%)±	7.00	4-4-2079	200,000	239,708
				675,781
Consumer discretionary: 3.35%
Auto components: 0.40%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	202,000
Automobiles: 0.83%
IHO Verwaltungs GmbH (PIK at 6.75%) 144A¥	6.00	5-15-2027	210,000	221,025
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	192,500
				413,525
Hotels, restaurants & leisure: 1.73%
International Game Technology plc 144A	6.25	1-15-2027	200,000	226,500
Melco Resorts Finance Limited 144A	5.38	12-4-2029	200,000	211,656
MGM China Holdings Limited 144A	5.38	5-15-2024	200,000	205,000
Wynn Macau Limited 144A	5.13	12-15-2029	220,000	224,400
				867,556
Leisure products: 0.39%
VOC Escrow Limited 144A	5.00	2-15-2028	200,000	197,620
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  9

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.44%
Food products: 0.44%
JBS USA LLC 144A	6.75%	2-15-2028	$200,000	$ 219,492
Energy: 0.18%
Oil, gas & consumable fuels: 0.18%
Transocean Incorporated 144A	11.50	1-30-2027	112,000	91,806
Financials: 1.74%
Banks: 0.91%
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year+2.55%)±	4.88	12-1-2032	220,000	234,080
UniCredit SpA (USD ICE Swap Rate 11:00am NY 5 Year+3.70%)144A±	5.86	6-19-2032	200,000	221,817
				455,897
Diversified financial services: 0.83%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	203,020
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	214,500
				417,520
Health care: 1.87%
Pharmaceuticals: 1.87%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	200,000	203,340
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	331,875
Endo Limited 144A	6.00	7-15-2023	200,000	178,000
Endo Limited 144A	9.50	7-31-2027	200,000	225,250
				938,465
Industrials: 1.44%
Commercial services & supplies: 0.41%
GFL Environmental Incorporated 144A	4.00	8-1-2028	210,000	204,750
Electrical equipment: 0.44%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	219,440
Metals & mining: 0.59%
FMG Resources Proprietary Limited 144A	5.13	3-15-2023	280,000	294,700
Information technology: 1.28%
Communications equipment: 0.43%
Nokia OYJ	4.38	6-12-2027	200,000	216,000
Software: 0.42%
Open Text Corporation 144A	5.88	6-1-2026	200,000	207,036
Technology hardware, storage & peripherals: 0.43%
Seagate HDD Cayman 144A	4.13	1-15-2031	210,000	216,452
Materials: 1.77%
Chemicals: 0.43%
Methanex Corporation	5.25	12-15-2029	210,000	215,381
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Containers & packaging: 0.42%
Ardagh Packaging Finance plc 144A	5.25%	8-15-2027	$200,000	$ 207,190
Metals & mining: 0.92%
Alcoa Europe Holding BV 144A	6.13	5-15-2028	220,000	238,700
ArcelorMittal SA	4.55	3-11-2026	200,000	223,430
				462,130
Real estate: 0.40%
Real estate management & development: 0.40%
Brookfield Property Partners LP 144A	4.88	2-15-2030	200,000	202,388
Total Yankee corporate bonds and notes (Cost $8,413,702)				8,627,772

		Yield	Shares
Short-term investments: 0.67%
Investment companies: 0.67%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	333,484	333,484
Total Short-term investments (Cost $333,484)				333,484
Total investments in securities (Cost $47,836,492)	98.32%			49,267,597
Other assets and liabilities, net	1.68			844,170
Total net assets	100.00%			$50,111,767

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,339,300	$155,635,812	$(156,641,628)	$0	$0	$333,484	0.67%	333,484	$3,391
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  11

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $47,503,008)	$ 48,934,113
Investments in affiliated securites, at value (cost $333,484)	333,484
Receivable for interest	690,960
Receivable for investments sold	174,399
Prepaid expenses and other assets	26,605
Total assets	50,159,561
Liabilities
Professional fees payable	42,702
Advisory fee payable	2,784
Trustees’ fees and expenses payable	857
Accrued expenses and other liabilities	1,451
Total liabilities	47,794
Total net assets	$50,111,767
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo High Yield Corporate Bond Portfolio

Statement of operations—year ended February 28, 2021

Investment income
Interest	$ 6,150,391
Income from affiliated securities	3,391
Total investment income	6,153,782
Expenses
Advisory fee	264,796
Custody and accounting fees	9,597
Professional fees	54,692
Interest holder report expenses	8,504
Trustees’ fees and expenses	19,595
Other fees and expenses	9,276
Total expenses	366,460
Less: Fee waivers and/or expense reimbursements	(78,577)
Net expenses	287,883
Net investment income	5,865,899
Realized and unrealized gains (losses) on investments
Net realized gains on investments	2,256,834
Net change in unrealized gains (losses) on investments	3,105,325
Net realized and unrealized gains (losses) on investments	5,362,159
Net increase in net assets resulting from operations	$11,228,058
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  13

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 5,865,899	$ 3,528,771
Net realized gains (losses) on investments	2,256,834	(1,300,689)
Net change in unrealized gains (losses) on investments	3,105,325	811,481
Net increase in net assets resulting from operations	11,228,058	3,039,563
Capital transactions
Transactions in investors’ beneficial interests
Contributions	145,893,143	8,823,305
Withdrawals	(160,998,466)	(45,182,920)
Net decrease in net assets resulting from capital transactions	(15,105,323)	(36,359,615)
Total decrease in net assets	(3,877,265)	(33,320,052)
Net assets
Beginning of period	53,989,032	87,309,084
End of period	$ 50,111,767	$ 53,989,032
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo High Yield Corporate Bond Portfolio

Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	6.34%	3.97%	3.70%	0.49%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.42%	0.34%	0.37%
Net expenses	0.27% [3]	0.30%	0.32%	0.37%
Net investment income	5.54%	5.54%	6.06%	5.36%
Supplemental data
Portfolio turnover rate	169%	52%	47%	122%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Corporate Bond Portfolio  |  15

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

16  |  Wells Fargo High Yield Corporate Bond Portfolio

Notes to financial statements
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $47,905,840 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,377,381
Gross unrealized losses	(15,624)
Net unrealized gains	$1,361,757
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 40,306,341	$0	$ 40,306,341
Yankee corporate bonds and notes	0	8,627,772	0	8,627,772
Short-term investments
Investment companies	333,484	0	0	333,484
Total assets	$333,484	$48,934,113	$0	$49,267,597
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Portfolio  |  17

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $178,357,188 and $184,292,311, respectively.
6. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure

18  |  Wells Fargo High Yield Corporate Bond Portfolio

Notes to financial statements
requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo High Yield Corporate Bond Portfolio  |  19

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo High Yield Corporate Bond Portfolio (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

20  |  Wells Fargo High Yield Corporate Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo High Yield Corporate Bond Portfolio  |  21

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

22  |  Wells Fargo High Yield Corporate Bond Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo High Yield Corporate Bond Portfolio  |  23

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

24  |  Wells Fargo High Yield Corporate Bond Portfolio

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo Investment Grade Corporate Bond Portfolio

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Manjunath Boraiah†, Mark Clegg, CFA®‡, Janet S. Rilling, CFA®‡, Michael J. Schueller, CFA®‡, Noah M. Wise, CFA®‡
Ten largest holdings (%) as of February 28, 2021[1]
Baker Hughes LLC, 3.34%, 12-15-2027	0.72
Barclays plc, 4.97%, 5-16-2029	0.72
CVS Health Corporation, 5.05%, 3-25-2048	0.71
Southern Copper Corporation, 5.25%, 11-8-2042	0.66
McDonald's Corporation, 3.50%, 7-1-2027	0.63
Home Depot Incorporated, 2.70%, 4-15-2030	0.60
Cenovus Energy Incorporated, 5.38%, 7-15-2025	0.59
Mitsubishi UFJ Financial Group Incorporated, 3.22%, 3-7-2022	0.58
Pacific Gas & Electric Company, 2.50%, 2-1-2031	0.55
Alphabet Incorporated, 3.38%, 2-25-2024	0.51
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

†	Mr. Boraiah became a portfolio manager of the Portfolio on August 28, 2020.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 81.17%
Communication services: 4.43%
Diversified telecommunication services: 1.13%
AT&T Incorporated	4.30%	12-15-2042	$ 350,000	$ 384,403
AT&T Incorporated	4.50	5-15-2035	230,000	264,880
AT&T Incorporated	4.90	6-15-2042	36,000	42,427
T Mobile USA Incorporated 144A	4.50	4-15-2050	800,000	889,088
Verizon Communications Incorporated	4.13	3-16-2027	200,000	230,606
Verizon Communications Incorporated	4.67	3-15-2055	655,000	794,846
				2,606,250
Entertainment: 0.83%
Activision Blizzard	1.35	9-15-2030	700,000	654,786
Walt Disney Company	2.20	1-13-2028	300,000	311,061
Walt Disney Company	2.65	1-13-2031	700,000	733,628
Walt Disney Company	4.13	12-1-2041	175,000	207,133
				1,906,608
Interactive media & services: 0.51%
Alphabet Incorporated	3.38	2-25-2024	1,087,000	1,182,117
Media: 1.96%
CBS Corporation	3.70	8-15-2024	350,000	381,855
CBS Corporation	4.85	7-1-2042	140,000	168,126
CBS Corporation	4.90	8-15-2044	350,000	416,683
Charter Communications Operating LLC	4.46	7-23-2022	400,000	418,551
Charter Communications Operating LLC	4.91	7-23-2025	400,000	456,629
Comcast Corporation	1.50	2-15-2031	400,000	378,463
Comcast Corporation	2.35	1-15-2027	210,000	220,797
Comcast Corporation	4.00	11-1-2049	200,000	230,066
Discovery Communications LLC	3.95	3-20-2028	400,000	446,614
Discovery Communications LLC 144A	4.00	9-15-2055	241,000	246,840
Omnicom Group Incorporated	3.63	5-1-2022	175,000	181,410
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	257,027
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	202,729
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	313,455
Viacom Incorporated	5.50	5-15-2033	140,000	173,906
				4,493,151
Consumer discretionary: 4.83%
Automobiles: 0.10%
General Motors Company	6.25	10-2-2043	175,000	235,192
Hotels, restaurants & leisure: 1.49%
GLP Capital LP	5.30	1-15-2029	400,000	457,052
Marriott International Incorporated	4.63	6-15-2030	400,000	455,552
McDonald's Corporation	3.38	5-26-2025	245,000	267,763
McDonald's Corporation	3.50	7-1-2027	1,300,000	1,452,302
McDonald's Corporation	4.60	5-26-2045	175,000	215,524
Starbucks Corporation	4.00	11-15-2028	500,000	580,279
				3,428,472
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Household durables: 0.11%
Whirlpool Corporation	4.00%	3-1-2024	$ 87,000	$ 95,513
Whirlpool Corporation	4.70	6-1-2022	140,000	147,245
				242,758
Internet & direct marketing retail: 0.72%
Amazon.com Incorporated	4.05	8-22-2047	400,000	477,087
Amazon.com Incorporated	4.25	8-22-2057	400,000	499,267
Amazon.com Incorporated	4.95	12-5-2044	300,000	402,607
eBay Incorporated	4.00	7-15-2042	175,000	195,234
Expedia Incorporated	4.50	8-15-2024	70,000	76,965
				1,651,160
Leisure products: 0.06%
Hasbro Incorporated	6.35	3-15-2040	108,000	141,604
Multiline retail: 0.62%
Dollar General Corporation	3.25	4-15-2023	245,000	258,089
Kohl's Corporation	3.25	2-1-2023	105,000	109,109
Target Corporation	3.63	4-15-2046	910,000	1,052,325
				1,419,523
Specialty retail: 1.66%
AutoZone Incorporated	2.88	1-15-2023	175,000	181,940
AutoZone Incorporated	3.13	7-15-2023	105,000	110,932
Home Depot Incorporated	2.70	4-15-2030	1,300,000	1,387,718
Home Depot Incorporated	3.50	9-15-2056	260,000	284,236
Lowe's Companies Incorporated	2.50	4-15-2026	350,000	371,738
Lowe's Companies Incorporated	3.12	4-15-2022	140,000	143,424
Lowe's Companies Incorporated	3.88	9-15-2023	175,000	188,400
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	356,885
O'Reilly Automotive Incorporated	3.80	9-1-2022	105,000	108,914
TJX Companies Incorporated	3.88	4-15-2030	600,000	687,455
				3,821,642
Textiles, apparel & luxury goods: 0.07%
Nike Incorporated	2.25	5-1-2023	70,000	72,663
Nike Incorporated	3.63	5-1-2043	70,000	79,565
				152,228
Consumer staples: 7.28%
Beverages: 2.43%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	228,696
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	282,788
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	475,525
Constellation Brands Incorporated	3.15	8-1-2029	300,000	321,721
Constellation Brands Incorporated	4.25	5-1-2023	360,000	387,998
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	826,622
Molson Coors Beverage Company	4.20	7-15-2046	1,000,000	1,070,895
PepsiCo Incorporated	2.75	3-5-2022	259,000	265,510
PepsiCo Incorporated	3.60	8-13-2042	285,000	321,769
PepsiCo Incorporated	4.00	3-5-2042	175,000	207,144
PepsiCo Incorporated	4.25	10-22-2044	140,000	172,196
The Coca-Cola Company	2.88	10-27-2025	200,000	217,902
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
The Coca-Cola Company	3.20%	11-1-2023	$ 280,000	$ 301,725
The Coca-Cola Company	4.20	3-25-2050	400,000	493,407
				5,573,898
Food & staples retailing: 1.85%
Costco Wholesale Corporation	1.60	4-20-2030	1,000,000	977,658
Sysco Corporation	3.30	7-15-2026	200,000	218,868
Sysco Corporation	5.38	9-21-2035	200,000	258,509
The Kroger Company	3.40	4-15-2022	175,000	179,667
The Kroger Company	3.85	8-1-2023	175,000	187,792
The Kroger Company	5.00	4-15-2042	175,000	221,053
The Kroger Company	5.15	8-1-2043	105,000	134,805
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	220,199
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	220,085
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	341,824
Wal-Mart Stores Incorporated	3.40	6-26-2023	900,000	962,152
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	232,746
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	88,499
				4,243,857
Food products: 1.38%
Archer Daniels Midland	3.75	9-15-2047	400,000	462,326
Campbell Soup Company	2.50	8-2-2022	85,000	87,552
Conagra Brands Incorporated	4.60	11-1-2025	200,000	229,911
Conagra Brands Incorporated	8.25	9-15-2030	84,000	122,868
General Mills Incorporated	3.65	2-15-2024	175,000	190,793
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	99,037
Mondelez Iternational	2.75	4-13-2030	1,000,000	1,047,056
Tyson Foods Incorporated	4.35	3-1-2029	300,000	349,313
Tyson Foods Incorporated	4.50	6-15-2022	350,000	364,698
Tyson Foods Incorporated	4.88	8-15-2034	175,000	221,019
				3,174,573
Household products: 0.26%
Clorox Company	3.05	9-15-2022	113,000	116,959
Clorox Company	3.50	12-15-2024	140,000	154,244
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	109,383
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	216,795
				597,381
Personal products: 0.09%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	196,562
Tobacco: 1.27%
Altria Group Incorporated	3.88	9-16-2046	1,000,000	975,569
Altria Group Incorporated	4.00	1-31-2024	62,000	67,804
Altria Group Incorporated	4.50	5-2-2043	175,000	188,055
Philip Morris International Incorporated	2.50	8-22-2022	175,000	180,597
Philip Morris International Incorporated	2.63	3-6-2023	122,000	127,203
Philip Morris International Incorporated	3.25	11-10-2024	210,000	228,984
Philip Morris International Incorporated	4.25	11-10-2044	210,000	241,700
Philip Morris International Incorporated	4.50	3-20-2042	140,000	165,721
Reynolds American Incorporated	4.45	6-12-2025	350,000	390,775
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Reynolds American Incorporated	5.70%	8-15-2035	$ 210,000	$ 253,017
Reynolds American Incorporated	6.15	9-15-2043	87,000	108,490
				2,927,915
Energy: 7.49%
Energy equipment & services: 1.22%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,656,490
Halliburton Company	3.50	8-1-2023	350,000	371,508
Halliburton Company	3.80	11-15-2025	350,000	389,893
Halliburton Company	4.50	11-15-2041	175,000	188,381
Halliburton Company	4.75	8-1-2043	175,000	195,297
				2,801,569
Oil, gas & consumable fuels: 6.27%
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	72,799
BP Capital Markets America Incorporated	3.00	2-24-2050	200,000	185,888
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	227,410
Chevron Corporation	3.08	5-11-2050	700,000	698,165
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	178,123
ConocoPhillips Company 144A	2.40	2-15-2031	800,000	813,047
ConocoPhillips Company	4.30	11-15-2044	210,000	250,639
ConocoPhillips Company	5.90	10-15-2032	175,000	238,707
ConocoPhillips Company	6.95	4-15-2029	210,000	287,395
Devon Energy Corporation	7.95	4-15-2032	150,000	211,462
Diamondback Energy Incorporated	3.50	12-1-2029	900,000	945,822
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	171,822
Energy Transfer Partners LP	4.90	2-1-2024	210,000	229,895
Energy Transfer Partners LP	5.95	10-1-2043	140,000	159,076
Energy Transfer Partners LP	7.50	7-1-2038	70,000	94,589
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	328,735
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	183,677
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	93,027
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	104,159
Exxon Mobil Corporation	2.71	3-6-2025	350,000	372,308
Exxon Mobil Corporation	3.04	3-1-2026	500,000	542,459
Hess Corporation	7.30	8-15-2031	269,000	354,586
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	183,608
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	201,449
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	181,272
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	253,152
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	88,565
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	168,870
Marathon Oil Corporation	3.85	6-1-2025	245,000	264,996
Marathon Oil Corporation	5.20	6-1-2045	140,000	162,519
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	380,844
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	424,105
MPLX LP	4.13	3-1-2027	200,000	223,938
MPLX LP	4.88	6-1-2025	200,000	226,665
MPLX LP	5.20	3-1-2047	220,000	256,166
ONEOK Incorporated	4.00	7-13-2027	200,000	219,556
ONEOK Incorporated	4.55	7-15-2028	500,000	561,198
Phillips 66	4.65	11-15-2034	140,000	165,598
Plains All American Pipeline LP	3.60	11-1-2024	210,000	224,762
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Plains All American Pipeline LP	3.85%	10-15-2023	$ 350,000	$ 372,469
Plains All American Pipeline LP	4.90	2-15-2045	175,000	175,916
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	465,056
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	230,573
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	238,510
Spectra Energy Partners LP	3.38	10-15-2026	300,000	328,355
Spectra Energy Partners LP	4.75	3-15-2024	245,000	271,458
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	145,729
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	107,855
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	150,536
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	226,642
Williams Companies Incorporated	4.85	3-1-2048	200,000	232,165
Williams Partners LP	3.35	8-15-2022	175,000	180,941
Williams Partners LP	6.30	4-15-2040	273,000	357,786
				14,415,044
Financials: 16.11%
Banks: 5.64%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	32,571
Bank of America Corporation	3.25	10-21-2027	525,000	575,582
Bank of America Corporation (3 Month LIBOR+1.19%)±	3.95	1-23-2049	200,000	231,505
Bank of America Corporation	4.18	11-25-2027	560,000	634,375
Bank of America Corporation	4.25	10-22-2026	280,000	320,781
Bank One Corporation	7.63	10-15-2026	168,000	223,504
BB&T Corporation	2.85	10-26-2024	500,000	538,348
Citigroup Incorporated	2.75	4-25-2022	200,000	205,141
Citigroup Incorporated	4.60	3-9-2026	200,000	229,517
Citigroup Incorporated	4.65	7-30-2045	300,000	375,661
Citigroup Incorporated	4.75	5-18-2046	300,000	371,064
Citizens Financial Group Incorporated 144A	4.30	2-11-2031	200,000	221,500
Compass Bank	3.88	4-10-2025	250,000	276,928
Deutsche Bank	3.95	2-27-2023	300,000	318,101
Discover Bank	4.20	8-8-2023	310,000	336,906
Discover Bank	4.25	3-13-2026	250,000	283,952
Discover Bank	4.65	9-13-2028	250,000	292,854
Fifth Third Bancorp	3.95	3-14-2028	400,000	466,158
JPMorgan Chase & Company	2.95	10-1-2026	325,000	353,582
JPMorgan Chase & Company	3.20	1-25-2023	200,000	210,966
JPMorgan Chase & Company	4.13	12-15-2026	500,000	573,078
JPMorgan Chase & Company (3 Month LIBOR+1.58%)±	4.26	2-22-2048	240,000	292,794
Key Bank NA	3.18	10-15-2027	250,000	258,939
Key Bank NA	3.30	6-1-2025	250,000	274,647
KeyCorp Incorporated	4.10	4-30-2028	400,000	466,162
PNC Bank NA	2.95	1-30-2023	300,000	314,019
PNC Bank NA	3.25	1-22-2028	1,050,000	1,162,380
PNC Bank NA	4.20	11-1-2025	250,000	285,159
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	390,937
Truist Bank	2.20	3-16-2023	1,100,000	1,138,957
Truist Bank	3.30	5-15-2026	200,000	219,117
UnionBank Corporation	3.50	6-18-2022	140,000	145,673
US Bancorp	2.38	7-22-2026	190,000	201,324
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Banks (continued)
US Bancorp	3.00%	3-15-2022	$ 350,000	$ 359,202
US Bancorp	3.60	9-11-2024	350,000	385,504
				12,966,888
Capital markets: 3.65%
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	314,408
Bank of New York Mellon Corporation	3.00	10-30-2028	700,000	758,399
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	335,504
BlackRock Incorporated	3.25	4-30-2029	900,000	1,009,024
CME Group Incorporated	4.15	6-15-2048	200,000	250,521
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	386,656
Goldman Sachs Group Incorporated	4.75	10-21-2045	400,000	517,150
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	275,777
Jefferies Group Incorporated	5.13	1-20-2023	175,000	189,721
Jefferies Group Incorporated	6.45	6-8-2027	105,000	133,822
Legg Mason Incorporated	4.75	3-15-2026	190,000	222,008
Moody's Corporation	4.50	9-1-2022	175,000	183,548
Moody's Corporation	5.25	7-15-2044	210,000	277,260
Morgan Stanley	4.30	1-27-2045	350,000	429,503
Morgan Stanley	5.00	11-24-2025	200,000	233,471
Morgan Stanley	6.25	8-9-2026	300,000	376,470
Morgan Stanley	7.25	4-1-2032	329,000	483,197
Northern Trust Corporation	3.95	10-30-2025	175,000	198,028
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	108,448
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	145,530
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	102,617
S&P Global Incorporated	4.00	6-15-2025	227,000	254,681
State Street Corporation	2.65	5-19-2026	400,000	433,607
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	154,045
The Charles Schwab Corporation	4.63	3-22-2030	500,000	606,139
				8,379,534
Consumer finance: 2.07%
American Express Company	2.50	8-1-2022	400,000	411,743
American Express Company	2.65	12-2-2022	402,000	418,279
American Express Company	4.20	11-6-2025	200,000	228,676
American Honda Finance Corporation	2.90	2-16-2024	200,000	213,963
American Honda Finance Corporation	3.45	7-14-2023	200,000	214,006
Capital One Financial Corporation	3.75	7-28-2026	525,000	578,572
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	272,081
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	219,283
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	190,994
Discover Financial Services	3.95	11-6-2024	200,000	219,816
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	402,556
Synchrony Financial	5.15	3-19-2029	900,000	1,068,596
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	322,948
				4,761,513
Diversified financial services: 0.07%
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	167,065
Insurance: 3.83%
Allstate Corporation (3 Month LIBOR+2.12%)±	6.50	5-15-2057	140,000	184,100
American International Group Incorporated	4.50	7-16-2044	900,000	1,079,335
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
American International Group Incorporated (3 Month LIBOR+2.87%)±	5.75%	4-1-2048	$ 200,000	$ 226,950
Aon Corporation	6.25	9-30-2040	70,000	99,835
Arch Capital Group Limited	5.14	11-1-2043	147,000	185,760
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	78,875
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	576,631
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	348,349
Chubb Corporation	6.00	5-11-2037	196,000	283,922
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	35,616
Lincoln National Corporation	4.00	9-1-2023	175,000	189,968
Loews Corporation	2.63	5-15-2023	105,000	109,517
Loews Corporation	4.13	5-15-2043	140,000	159,547
Marsh & Mclennan Compnay Incorporated	3.50	6-3-2024	200,000	216,764
Marsh & Mclennan Compnay Incorporated	3.88	3-15-2024	200,000	219,375
Marsh & Mclennan Compnay Incorporated	4.90	3-15-2049	200,000	266,777
MetLife Incorporated	3.05	12-15-2022	190,000	199,249
MetLife Incorporated	4.13	8-13-2042	210,000	251,801
MetLife Incorporated	4.72	12-15-2044	175,000	224,121
MetLife Incorporated	6.38	6-15-2034	196,000	287,963
MetLife Incorporated	6.40	12-15-2066	200,000	254,819
MetLife Incorporated	6.50	12-15-2032	140,000	204,217
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	182,543
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	152,730
Progressive Corporation	6.25	12-1-2032	252,000	352,063
Prudential Financial Incorporated	3.91	12-7-2047	155,000	176,680
Prudential Financial Incorporated	3.94	12-7-2049	200,000	228,804
Prudential Financial Incorporated	4.60	5-15-2044	350,000	433,530
Prudential Financial Incorporated (3 Month LIBOR+3.04%)±	5.20	3-15-2044	175,000	186,803
Prudential Financial Incorporated	5.75	7-15-2033	350,000	463,859
Prudential Financial Incorporated	6.63	12-1-2037	45,000	64,908
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	107,226
Travelers Companies Incorporated	4.60	8-1-2043	600,000	767,578
				8,800,215
Mortgage REITs: 0.85%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	373,973
ERP Operating LP	4.00	8-1-2047	400,000	454,195
Ventas Realty LP	3.50	2-1-2025	400,000	434,313
Ventas Realty LP	4.40	1-15-2029	600,000	685,411
				1,947,892
Health care: 9.75%
Biotechnology: 1.80%
AbbVie Incorporated	3.20	5-14-2026	420,000	458,225
AbbVie Incorporated	4.45	5-14-2046	200,000	235,465
AbbVie Incorporated 144A	4.85	6-15-2044	350,000	432,961
Amgen Incorporated 144A	2.77	9-1-2053	319,000	289,729
Amgen Incorporated	3.63	5-15-2022	200,000	205,673
Amgen Incorporated	3.63	5-22-2024	350,000	381,022
Baxalta Incorporated	5.25	6-23-2045	280,000	373,095
Biogen Incorporated	2.25	5-1-2030	700,000	700,669
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	388,684
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Gilead Sciences Incorporated	4.50%	2-1-2045	$ 200,000	$ 238,147
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	431,610
				4,135,280
Health care equipment & supplies: 1.29%
Abbott Laboratories	6.00	4-1-2039	105,000	153,467
Abbott Laboratories	6.15	11-30-2037	166,000	246,783
Becton Dickinson & Company	2.89	6-6-2022	426,000	438,277
Boston Scientific Corporation	3.85	5-15-2025	200,000	222,088
Catholic Health Initiatives	4.35	11-1-2042	175,000	199,659
Medtronic Incorporated	3.50	3-15-2025	140,000	154,232
Stryker Corporation	4.63	3-15-2046	350,000	441,919
Zimmer Biomet Holdings	3.55	3-20-2030	1,000,000	1,099,064
				2,955,489
Health care providers & services: 3.34%
Aetna Incorporated	4.13	11-15-2042	175,000	195,742
Aetna Incorporated	4.50	5-15-2042	200,000	234,230
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	198,322
Anthem Incorporated	4.38	12-1-2047	200,000	238,328
Cardinal Health Incorporated	2.62	6-15-2022	400,000	410,148
CIGNA Corporation Company 144A	3.00	7-15-2023	300,000	316,741
CIGNA Corporation Company 144A	4.80	7-15-2046	210,000	260,694
CIGNA Corporation Company 144A	6.13	11-15-2041	175,000	245,857
CVS Health Corporation	5.05	3-25-2048	1,300,000	1,641,878
HCA Incorporated	5.50	6-15-2047	500,000	638,903
Humana Incorporated	3.15	12-1-2022	210,000	218,375
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	233,180
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,572
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	113,452
McKesson Corporation	2.85	3-15-2023	140,000	145,909
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	319,961
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	237,566
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	210,117
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	359,478
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	362,634
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	158,949
WellPoint Incorporated	3.13	5-15-2022	350,000	361,629
WellPoint Incorporated	3.30	1-15-2023	200,000	210,232
WellPoint Incorporated	4.65	8-15-2044	50,000	61,559
WellPoint Incorporated	5.85	1-15-2036	200,000	270,856
				7,685,312
Life sciences tools & services: 0.13%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	112,522
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	195,086
				307,608
Pharmaceuticals: 3.19%
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	116,979
Bristol-Myers Squibb Company 144A	3.88	8-15-2025	175,000	196,340
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	258,625
Bristol-Myers Squibb Company	4.63	5-15-2044	240,000	305,332
Eli Lilly & Company	2.75	6-1-2025	70,000	75,072
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Eli Lilly & Company	3.95%	3-15-2049	$ 600,000	$ 709,540
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	146,766
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	287,344
Johnson & Johnson	3.70	3-1-2046	175,000	202,215
Johnson & Johnson	4.38	12-5-2033	200,000	249,334
Johnson & Johnson	4.95	5-15-2033	126,000	165,535
Merck & Company Incorporated	2.75	2-10-2025	270,000	288,961
Merck & Company Incorporated	3.70	2-10-2045	200,000	228,620
Mylan Incorporated	4.20	11-29-2023	200,000	217,193
Novartis Capital Corporation	2.40	9-21-2022	350,000	361,379
Novartis Capital Corporation	2.75	8-14-2050	600,000	592,800
Novartis Capital Corporation	3.70	9-21-2042	175,000	200,852
Pfizer Incorporated	3.00	12-15-2026	400,000	442,408
Pfizer Incorporated	3.90	3-15-2039	200,000	235,491
Pfizer Incorporated	4.30	6-15-2043	210,000	255,431
Royalty Pharma Company 144A	2.20	9-2-2030	1,100,000	1,082,260
Schering-Plough Corporation	6.50	12-1-2033	175,000	260,810
Zoetis Incorporated	4.70	2-1-2043	350,000	445,508
				7,324,795
Industrials: 8.77%
Aerospace & defense: 2.36%
General Dynamics Corporation	2.25	11-15-2022	350,000	359,777
L3Harris Technologies Incorporated	2.90	12-15-2029	900,000	961,970
Lockheed Martin Corporation	4.07	12-15-2042	229,000	272,494
Lockheed Martin Corporation	4.70	5-15-2046	350,000	447,531
Lockheed Martin Corporation	6.15	9-1-2036	122,000	175,971
Northrop Grumman Corporation	4.03	10-15-2047	400,000	456,131
Northrop Grumman Corporation	5.05	11-15-2040	70,000	90,915
Northrop Grumman Corporation	7.75	2-15-2031	210,000	308,284
Precision Castparts Corporation	2.50	1-15-2023	175,000	181,068
Precision Castparts Corporation	3.90	1-15-2043	140,000	154,262
Raytheon Technologies Corporation 144A	4.80	12-15-2043	175,000	212,950
Raytheon Technologies Corporation 144A	7.20	8-15-2027	84,000	111,598
Textron Incorporated	4.30	3-1-2024	140,000	152,634
The Boeing Company	2.60	10-30-2025	300,000	306,522
The Boeing Company	2.80	3-1-2023	200,000	207,376
The Boeing Company	3.20	3-1-2029	200,000	205,555
The Boeing Company	5.88	2-15-2040	21,000	25,701
United Technologies Corporation	3.75	11-1-2046	200,000	218,967
United Technologies Corporation	7.50	9-15-2029	400,000	563,545
				5,413,251
Air freight & logistics: 0.94%
FedEx Corporation	3.88	8-1-2042	140,000	151,413
FedEx Corporation	4.00	1-15-2024	203,000	223,076
FedEx Corporation	4.55	4-1-2046	350,000	409,486
FedEx Corporation	4.90	1-15-2034	175,000	217,893
FedEx Corporation	5.10	1-15-2044	210,000	262,818
United Parcel Service Incorporated	2.35	5-16-2022	300,000	307,185
United Parcel Service Incorporated	2.45	10-1-2022	280,000	289,728
United Parcel Service Incorporated	6.20	1-15-2038	206,000	299,269
				2,160,868
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Airlines: 0.10%
American Airlines Incorporated	3.20%	12-15-2029	$ 50,189	$ 50,175
Delta Air Lines Incorporated	6.82	2-10-2024	26,957	28,128
United Airlines Incorporated	4.30	2-15-2027	155,913	162,755
				241,058
Building products: 0.43%
Johnson Control International plc	1.75	9-15-2030	800,000	779,507
Masco Corporation	4.38	4-1-2026	190,000	218,690
				998,197
Commercial services & supplies: 0.61%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	71,976
Republic Services Incorporated	2.90	7-1-2026	260,000	280,468
Waste Management Incorporated	4.10	3-1-2045	900,000	1,052,128
				1,404,572
Industrial conglomerates: 1.00%
3M Company	5.70	3-15-2037	227,000	309,684
General Electric Company	3.10	1-9-2023	300,000	315,210
General Electric Company	4.13	10-9-2042	400,000	441,412
General Electric Company	4.50	3-11-2044	200,000	229,048
General Electric Company	5.88	1-14-2038	200,000	262,549
Honeywell International Incorporated	3.35	12-1-2023	140,000	151,538
Honeywell International Incorporated	3.81	11-21-2047	500,000	584,890
				2,294,331
Machinery: 1.12%
Caterpillar Incorporated	3.80	8-15-2042	105,000	122,330
Caterpillar Incorporated	4.75	5-15-2064	300,000	413,758
Deere & Company	2.60	6-8-2022	350,000	358,364
Deere & Company	5.38	10-16-2029	210,000	268,787
Dover Corporation	5.38	10-15-2035	140,000	180,894
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	257,001
Otis Worldwide Corporation	3.36	2-15-2050	800,000	832,055
Parker Hannifin Corporation	3.50	9-15-2022	70,000	73,285
Parker Hannifin Corporation	6.25	5-15-2038	42,000	58,860
				2,565,334
Professional services: 0.08%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	184,532
Road & rail: 1.88%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	219,839
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	228,692
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	263,146
CSX Corporation	3.40	8-1-2024	278,000	303,153
CSX Corporation	4.50	8-1-2054	350,000	435,235
CSX Corporation	6.22	4-30-2040	140,000	201,857
Kansas City Southern	3.00	5-15-2023	51,000	53,250
Kansas City Southern	3.15	3-15-2023	140,000	146,877
Kansas City Southern	4.30	5-15-2043	140,000	157,630
Norfolk Southern Corporation	2.90	2-15-2023	400,000	417,341
Norfolk Southern Corporation	2.90	6-15-2026	250,000	270,885
Norfolk Southern Corporation	3.15	6-1-2027	300,000	332,438
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Road & rail (continued)
Norfolk Southern Corporation	3.85%	1-15-2024	$ 140,000	$ 151,081
Union Pacific Corporation	2.75	4-15-2023	200,000	208,450
Union Pacific Corporation 144A	2.97	9-16-2062	175,000	162,821
Union Pacific Corporation	3.25	1-15-2025	175,000	188,522
Union Pacific Corporation	3.75	3-15-2024	140,000	152,232
Union Pacific Corporation	3.80	10-1-2051	200,000	224,112
Union Pacific Corporation	4.15	1-15-2045	175,000	202,187
				4,319,748
Trading companies & distributors: 0.25%
Air Lease Corporation	3.25	3-1-2025	200,000	211,697
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	351,250
				562,947
Information technology: 6.39%
Communications equipment: 0.45%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	314,086
Cisco Systems Incorporated	2.95	2-28-2026	340,000	369,906
Cisco Systems Incorporated	3.00	6-15-2022	340,000	351,601
				1,035,593
Electronic equipment, instruments & components: 0.15%
Corning Incorporated	5.75	8-15-2040	105,000	137,694
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	196,986
				334,680
IT services: 1.68%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	438,552
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	51,797
Fiserv Incorporated	3.85	6-1-2025	210,000	231,787
IBM Corporation	1.88	8-1-2022	280,000	287,410
IBM Corporation	3.38	8-1-2023	210,000	226,040
IBM Corporation	5.88	11-29-2032	175,000	239,807
IBM Corporation	7.00	10-30-2025	210,000	266,350
Mastercard Incorporated	3.50	2-26-2028	400,000	451,061
Total System Services Incorporated	3.75	6-1-2023	105,000	111,761
Visa Incorporated	2.75	9-15-2027	300,000	326,330
Visa Incorporated	2.00	8-15-2050	300,000	255,085
Visa Incorporated	2.05	4-15-2030	800,000	817,056
Western Union Company	6.20	11-17-2036	122,000	153,680
				3,856,716
Semiconductors & semiconductor equipment: 1.64%
Analog Devices Incorporated	2.88	6-1-2023	105,000	110,033
Applied Materials Incorporated	5.85	6-15-2041	140,000	205,586
Broadcom Incorporated	3.13	1-15-2025	600,000	642,229
Broadcom Incorporated	3.88	1-15-2027	300,000	328,913
Intel Corporation	2.60	5-19-2026	220,000	235,685
Intel Corporation	4.10	5-19-2046	300,000	353,088
Intel Corporation	4.25	12-15-2042	175,000	211,324
Intel Corporation	4.90	7-29-2045	230,000	301,367
NVIDIA Corporation	2.85	4-1-2030	900,000	968,052
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  13

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment (continued)
Qualcomm Incorporated	3.25%	5-20-2027	$ 200,000	$ 221,628
Texas Instruments Incorporated	2.25	5-1-2023	175,000	181,372
				3,759,277
Software: 1.62%
Autodesk Incorporated	3.60	12-15-2022	175,000	182,218
Microsoft Corporation	4.50	2-6-2057	750,000	1,012,331
Microsoft Corporation	5.20	6-1-2039	77,000	109,623
Oracle Corporation	3.40	7-8-2024	200,000	217,161
Oracle Corporation	4.00	7-15-2046	350,000	392,640
Oracle Corporation	4.30	7-8-2034	175,000	208,781
Oracle Corporation	4.38	5-15-2055	200,000	236,983
Salesforce.com Incorporated	3.70	4-11-2028	200,000	227,843
Vmware Incorporated	4.65	5-15-2027	1,000,000	1,143,885
				3,731,465
Technology hardware, storage & peripherals: 0.85%
Apple Incorporated	3.35	2-9-2027	200,000	222,511
Apple Incorporated	3.75	11-13-2047	400,000	454,770
Apple Incorporated	4.38	5-13-2045	350,000	434,597
Apple Incorporated	4.65	2-23-2046	200,000	256,457
Dell International LLC 144A	8.10	7-15-2036	400,000	594,303
				1,962,638
Materials: 2.25%
Chemicals: 1.70%
Dow Chemical Company	3.50	10-1-2024	200,000	217,467
Dow Chemical Company	4.25	10-1-2034	175,000	201,791
Dow Chemical Company	5.25	11-15-2041	175,000	221,769
DuPont de Nemours Incorporated	4.73	11-15-2028	800,000	951,488
Eastman Chemical Company	4.80	9-1-2042	140,000	173,164
Ecolab Incorporated	2.70	11-1-2026	1,000,000	1,080,381
Mosaic Company	5.63	11-15-2043	175,000	225,782
Praxair Incorporated	2.70	2-21-2023	105,000	109,167
The Sherwin-Williams Company	4.50	6-1-2047	600,000	725,634
				3,906,643
Containers & packaging: 0.32%
International Paper Company	3.00	2-15-2027	200,000	217,578
International Paper Company	7.30	11-15-2039	175,000	271,635
MeadWestvaco Corporation	7.95	2-15-2031	35,000	49,193
Packaging Corporation of America	3.65	9-15-2024	175,000	191,331
				729,737
Metals & mining: 0.16%
Newmont Goldcorp Corporation	3.70	3-15-2023	210,000	221,015
Nucor Corporation	4.00	8-1-2023	132,000	142,106
				363,121
Paper & forest products: 0.07%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	169,632
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Real estate: 4.67%
Equity REITs: 4.67%
ACE INA Holdings Incorporated	2.70%	3-13-2023	$ 280,000	$ 293,393
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	217,304
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	380,169
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	400,000	480,750
American Campus Communities Incorporated	3.75	4-15-2023	70,000	74,364
American Tower Corporation	3.50	1-31-2023	295,000	311,918
American Tower Corporation	4.00	6-1-2025	350,000	387,864
American Tower Corporation	5.00	2-15-2024	245,000	274,922
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	153,247
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	191,371
Boston Properties LP	2.75	10-1-2026	500,000	535,410
Boston Properties LP	3.13	9-1-2023	105,000	111,013
Boston Properties LP	3.80	2-1-2024	300,000	324,658
Boston Properties LP	3.85	2-1-2023	200,000	211,203
Crown Castle International Corporation	5.25	1-15-2023	350,000	379,669
Equinix Incorporated	1.55	3-15-2028	1,100,000	1,079,152
Essex Portfolio LP	3.25	5-1-2023	70,000	73,608
Federal Realty Investment Trust	4.50	12-1-2044	175,000	202,323
HCP Incorporated	6.75	2-1-2041	95,000	133,394
Health Care REIT Incorporated	4.00	6-1-2025	210,000	233,713
Health Care REIT Incorporated	4.50	1-15-2024	140,000	153,753
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	74,307
Kilroy Realty Corporation	3.80	1-15-2023	175,000	183,193
Kimco Realty Corporation	2.80	10-1-2026	350,000	376,034
Mid-America Apartments LP	4.30	10-15-2023	35,000	37,964
National Retail Properties Incorporated	3.30	4-15-2023	70,000	73,670
Prologis LP	1.25	10-15-2030	1,100,000	1,036,854
Realty Income Corporation	4.65	8-1-2023	810,000	883,180
Simon Property Group LP	3.30	1-15-2026	410,000	445,071
Simon Property Group LP	3.75	2-1-2024	175,000	189,083
Simon Property Group LP	4.75	3-15-2042	175,000	207,729
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	107,741
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	138,199
Welltower Incorporated	4.95	9-1-2048	400,000	492,742
Weyerhaeuser Company	7.38	3-15-2032	200,000	289,880
				10,738,845
Utilities: 9.20%
Electric utilities: 7.60%
AGL Capital Corporation	4.40	6-1-2043	140,000	159,411
Alabama Power Company	3.55	12-1-2023	175,000	189,652
Alabama Power Company	3.85	12-1-2042	140,000	158,660
Alabama Power Company	4.15	8-15-2044	105,000	122,991
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	311,726
Appalachian Power Company	3.40	6-1-2025	175,000	190,022
Appalachian Power Company	4.45	6-1-2045	175,000	208,183
Appalachian Power Company	7.00	4-1-2038	70,000	103,119
Arizona Public Service Company	3.15	5-15-2025	105,000	113,584
Arizona Public Service Company	4.50	4-1-2042	70,000	84,705
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	53,474
Berkshire Hathaway Energy	3.65	4-15-2029	800,000	919,340
Berkshire Hathaway Energy	6.75	12-30-2031	105,000	150,753
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  15

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Berkshire Hathaway Finance Corporation	4.40%	5-15-2042	$ 180,000	$ 223,110
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	252,405
Carolina Power & Light Company	2.80	5-15-2022	175,000	179,161
CenterPoint Energy Houston	4.50	4-1-2044	175,000	219,111
Commonwealth Edison Company	3.80	10-1-2042	70,000	78,977
Connecticut Light & Power Company	4.15	6-1-2045	87,000	105,084
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	245,651
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	370,919
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	284,439
DTE Electric Company	3.65	3-15-2024	105,000	113,552
Duke Energy Corporation	3.05	8-15-2022	70,000	72,293
Duke Energy Corporation	3.95	10-15-2023	140,000	151,288
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	79,452
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	134,257
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	66,602
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	122,141
Eaton Corporation	2.75	11-2-2022	1,000,000	1,039,683
Emera US Finance LP	3.55	6-15-2026	200,000	220,028
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	191,198
Entergy Gulf States Louisiana LLC	4.20	4-1-2050	500,000	598,515
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	98,482
Exelon Corporation	4.70	4-15-2050	900,000	1,121,204
Exelon Corporation	4.95	6-15-2035	140,000	171,946
Exelon Generation Company LLC	4.25	6-15-2022	157,000	162,568
Florida Power & Light Company	4.05	6-1-2042	175,000	207,491
Florida Power & Light Company	5.95	2-1-2038	224,000	320,110
Florida Power & Light Company	5.96	4-1-2039	175,000	249,646
Florida Power Corporation	5.65	4-1-2040	87,000	121,390
Interstate Power & Light Company	6.25	7-15-2039	21,000	29,659
Northeast Utilities	2.80	5-1-2023	122,000	127,438
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	177,762
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	109,087
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	191,227
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	37,752
NSTAR Electric Company	2.38	10-15-2022	140,000	143,803
NSTAR Electric Company	5.50	3-15-2040	70,000	95,484
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	133,829
Ohio Edison Company	6.88	7-15-2036	175,000	234,310
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	173,952
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	179,148
Pacific Gas & Electric Company	2.50	2-1-2031	1,300,000	1,264,089
PacifiCorp	3.60	4-1-2024	175,000	189,850
PacifiCorp	4.10	2-1-2042	70,000	80,243
Potomac Electric Power Company	3.60	3-15-2024	175,000	188,901
PPL Electric Utilities	4.75	7-15-2043	105,000	132,389
PPL Electric Utilities	6.25	5-15-2039	31,000	44,323
PSEG Power LLC	8.63	4-15-2031	75,000	114,065
Public Service Company of Colorado	2.25	9-15-2022	70,000	71,465
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	145,645
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	196,375
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	160,185
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	81,361
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Public Service Electric & Gas Company	5.80%	5-1-2037	$ 70,000	$ 96,698
South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	141,790
Southern California Edison Company	3.90	3-15-2043	105,000	111,142
Southern California Edison Company	5.35	7-15-2035	126,000	160,519
Southern California Edison Company	5.50	3-15-2040	140,000	177,288
Southern California Edison Company	6.00	1-15-2034	70,000	93,908
Southern Company	2.95	7-1-2023	200,000	210,578
Southwestern Electric Power Company	6.20	3-15-2040	35,000	48,051
TXU Electric Delivery Company	7.25	1-15-2033	52,000	78,715
Union Electric Company	3.90	9-15-2042	175,000	199,689
Union Electric Company	8.45	3-15-2039	56,000	96,521
Virginia Electric & Power Company	3.10	5-15-2025	70,000	75,312
Virginia Electric & Power Company	3.45	2-15-2024	105,000	112,987
Virginia Electric & Power Company	4.20	5-15-2045	105,000	124,911
Virginia Electric & Power Company	4.45	2-15-2044	105,000	128,767
Virginia Electric & Power Company	6.00	1-15-2036	70,000	97,713
Westar Energy Incorporated	4.10	4-1-2043	210,000	241,308
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	93,847
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	143,725
XCEL Energy Incorporated	3.40	6-1-2030	700,000	767,898
				17,470,032
Gas utilities: 0.40%
Atmos Energy Corporation	4.13	10-15-2044	245,000	284,886
Atmos Energy Corporation	5.50	6-15-2041	42,000	56,476
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	102,497
National Fuel Gas Company	3.75	3-1-2023	218,000	229,028
One Gas Incorporated	3.61	2-1-2024	70,000	75,360
One Gas Incorporated	4.66	2-1-2044	35,000	41,961
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	42,338
Southern California Gas Company	5.13	11-15-2040	70,000	90,713
				923,259
Multi-utilities: 1.10%
Black Hills Corporation	4.25	11-30-2023	210,000	229,162
Consumers Energy Company	3.95	5-15-2043	140,000	161,416
Dominion Resources Incorporated	2.75	9-15-2022	210,000	216,518
Dominion Resources Incorporated	4.90	8-1-2041	42,000	52,524
Dominion Resources Incorporated	5.95	6-15-2035	157,000	215,382
DTE Energy Company	3.30	6-15-2022	70,000	72,257
DTE Energy Company	3.85	12-1-2023	170,000	183,772
NiSource Finance Corporation	5.65	2-1-2045	140,000	185,596
Puget Energy Incorporated	3.65	5-15-2025	140,000	152,654
Sempra Energy	2.88	10-1-2022	140,000	144,443
Sempra Energy	3.25	6-15-2027	300,000	330,092
Sempra Energy	4.00	2-1-2048	400,000	442,108
WEC Energy Group Incorporated	3.55	6-15-2025	118,000	129,402
				2,515,326
Water utilities: 0.10%
American Water Capital Corporation	3.40	3-1-2025	210,000	228,823
Total Corporate bonds and notes (Cost $171,611,417)				186,513,720
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  17

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 17.81%
Communication services: 1.74%
Diversified telecommunication services: 0.48%
British Telecommunications plc	9.63%	12-15-2030	$ 200,000	$ 316,563
Telefonica Emisiones SA	4.90	3-6-2048	300,000	348,947
Telefonica Europe BV	8.25	9-15-2030	294,000	430,229
				1,095,739
Media: 0.10%
WPP Finance Limited 2010	3.75	9-19-2024	200,000	219,904
Wireless telecommunication services: 1.16%
America Movil SAB de CV	4.38	4-22-2049	500,000	588,500
Rogers Communications Incorporated	4.35	5-1-2049	800,000	945,102
Vodafone Group plc	2.95	2-19-2023	190,000	199,147
Vodafone Group plc	4.38	2-19-2043	350,000	404,462
Vodafone Group plc	6.25	11-30-2032	210,000	279,384
Vodafone Group plc	7.88	2-15-2030	175,000	251,271
				2,667,866
Consumer discretionary: 0.37%
Auto components: 0.08%
Magna International Incorporated	4.15	10-1-2025	175,000	197,198
Internet & direct marketing retail: 0.29%
Alibaba Group Holding Limited	3.40	12-6-2027	400,000	437,924
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	219,091
				657,015
Consumer staples: 0.17%
Beverages: 0.17%
Diageo Capital plc	2.63	4-29-2023	210,000	219,033
Diageo Capital plc	5.88	9-30-2036	122,000	174,218
				393,251
Energy: 2.35%
Oil, gas & consumable fuels: 2.35%
BP Capital Markets plc	3.81	2-10-2024	350,000	382,003
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	220,776
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	228,499
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	241,299
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	149,015
Cenovus Energy Incorporated	5.38	7-15-2025	1,200,000	1,358,697
Husky Energy Incorporated	6.80	9-15-2037	70,000	87,720
Petro-Canada	5.95	5-15-2035	140,000	178,729
Shell International Finance BV	2.25	1-6-2023	175,000	181,294
Shell International Finance BV	2.38	8-21-2022	175,000	180,353
Shell International Finance BV	2.88	5-10-2026	230,000	248,381
Shell International Finance BV	3.25	5-11-2025	350,000	381,509
Shell International Finance BV	3.40	8-12-2023	175,000	187,615
Shell International Finance BV	3.63	8-21-2042	175,000	189,647
Suncor Energy Incorporated	5.95	12-1-2034	52,000	66,201
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Total Capital Canada Limited	2.75%	7-15-2023	$ 245,000	$ 258,960
Total Capital International SA	3.75	4-10-2024	350,000	384,553
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	188,145
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	276,225
				5,389,621
Financials: 9.74%
Banks: 8.08%
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	308,654
Bank of Montreal	2.35	9-11-2022	200,000	206,479
Bank of Montreal (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+1.43%)±	3.80	12-15-2032	600,000	673,235
Bank of Nova Scotia	2.45	9-19-2022	300,000	310,077
Bank of Nova Scotia	4.50	12-16-2025	500,000	574,108
Barclays plc	4.38	1-12-2026	200,000	226,296
Barclays plc (3 Month LIBOR+1.90%)±	4.97	5-16-2029	1,400,000	1,649,740
Barclays plc	5.25	8-17-2045	400,000	520,859
BNP Paribas	4.25	10-15-2024	400,000	448,822
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	867,068
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	1,095,071
HSBC Holdings plc	4.00	3-30-2022	200,000	208,063
HSBC Holdings plc (3 Month LIBOR+1.53%)±	4.58	6-19-2029	400,000	461,076
HSBC Holdings plc	4.95	3-31-2030	400,000	480,900
ING Banking Group plc	4.55	10-2-2028	900,000	1,062,233
Lloyds Banking Group plc	4.55	8-16-2028	900,000	1,056,704
Lloyds Banking Group plc	4.58	12-10-2025	250,000	282,974
Lloyds Banking Group plc	5.30	12-1-2045	300,000	393,622
Mitsubishi UFJ Financial Group Incorporated	3.22	3-7-2022	1,300,000	1,337,903
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	225,490
Mizuho Financial Group	3.17	9-11-2027	600,000	663,498
National Australia Bank Limited	2.50	7-12-2026	800,000	856,235
Royal Bank of Canada	4.65	1-27-2026	700,000	811,911
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	323,781
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	460,530
Santander UK plc	4.00	3-13-2024	200,000	219,832
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	271,210
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	711,466
Toronto Dominion Bank	3.50	7-19-2023	300,000	322,816
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+2.21%)±	3.63	9-15-2031	525,000	583,708
Westpac Banking Corporation	2.50	6-28-2022	200,000	205,917
Westpac Banking Corporation	2.85	5-13-2026	700,000	759,399
				18,579,677
Capital markets: 0.33%
Intercontinental Exchange	3.75	9-21-2028	500,000	560,180
Invesco Finance plc	4.00	1-30-2024	175,000	192,362
				752,542
Diversified financial services: 1.10%
AerCap Capital Corporation	3.65	7-21-2027	300,000	319,014
AerCap Capital Corporation	4.63	10-15-2027	600,000	672,354
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	228,188
GE Capital International Funding Company	3.37	11-15-2025	550,000	600,087
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  19

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
Ingersoll-Rand Finance SA	4.50%	3-21-2049	$ 300,000	$ 370,886
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	336,671
				2,527,200
Insurance: 0.23%
Aon plc	3.88	12-15-2025	200,000	223,569
Aon plc	4.00	11-27-2023	105,000	113,764
XLIT Limited	5.25	12-15-2043	140,000	188,794
				526,127
Health care: 1.14%
Health care equipment & supplies: 0.53%
DH Europe Finance II	3.40	11-15-2049	900,000	956,513
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	263,141
				1,219,654
Pharmaceuticals: 0.61%
AstraZeneca plc	3.38	11-16-2025	500,000	549,532
AstraZeneca plc	4.38	11-16-2045	200,000	243,562
Shire plc	3.20	9-23-2026	560,000	612,869
				1,405,963
Industrials: 0.34%
Professional services: 0.16%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	229,435
Thomson Reuters Corporation	5.85	4-15-2040	94,000	124,129
				353,564
Road & rail: 0.18%
Canadian National Railway Company	6.20	6-1-2036	140,000	203,548
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	149,653
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	62,880
				416,081
Information technology: 0.45%
Technology hardware, storage & peripherals: 0.45%
NXP BV 144A	4.30	6-18-2029	900,000	1,033,786
Materials: 1.51%
Chemicals: 0.53%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	405,705
Nutrien Limited	3.63	3-15-2024	200,000	216,654
Nutrien Limited	5.00	4-1-2049	200,000	259,093
Nutrien Limited	5.63	12-1-2040	140,000	186,097
Nutrien Limited	6.13	1-15-2041	115,000	161,201
				1,228,750
Metals & mining: 0.98%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	185,988
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	217,948
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	211,582
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Metals & mining (continued)
Southern Copper Corporation	5.25%	11-8-2042	$1,200,000	$ 1,507,026
Vale Overseas Limited	6.88	11-10-2039	91,000	125,012
				2,247,556
Total Yankee corporate bonds and notes (Cost $37,750,908)				40,911,494

		Yield	Shares
Short-term investments: 0.38%
Investment companies: 0.38%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	877,655	877,655
Total Short-term investments (Cost $877,655)				877,655
Total investments in securities (Cost $210,239,980)	99.36%			228,302,869
Other assets and liabilities, net	0.64			1,480,109
Total net assets	100.00%			$229,782,978

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$289,733	$75,168,324	$(74,580,402)	$0	$0	$877,655	0.38%	877,655	$2,072
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  21

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $209,362,325)	$ 227,425,214
Investments in affiliated securites, at value (cost $877,655)	877,655
Receivable for interest	2,170,844
Receivable for investments sold	1,015,195
Prepaid expenses and other assets	1,419
Total assets	231,490,327
Liabilities
Payable for investments purchased	1,575,112
Advisory fee payable	55,900
Trustees’ fees and expenses payable	947
Accrued expenses and other liabilities	75,390
Total liabilities	1,707,349
Total net assets	$229,782,978
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Statement of operations—year ended February 28, 2021

Investment income
Interest	$ 7,222,568
Income from affiliated securities	2,072
Total investment income	7,224,640
Expenses
Advisory fee	109,665
Custody and accounting fees	20,444
Professional fees	44,462
Interest holder report expenses	8,700
Trustees’ fees and expenses	19,595
Other fees and expenses	16,917
Total expenses	219,783
Less: Fee waivers and/or expense reimbursements	(93,453)
Net expenses	126,330
Net investment income	7,098,310
Realized and unrealized gains (losses) on investments
Net realized gains on investments	5,454,647
Net change in unrealized gains (losses) on investments	(8,090,410)
Net realized and unrealized gains (losses) on investments	(2,635,763)
Net increase in net assets resulting from operations	$ 4,462,547
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  23

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 7,098,310	$ 9,435,352
Net realized gains on investments	5,454,647	3,167,122
Net change in unrealized gains (losses) on investments	(8,090,410)	25,957,585
Net increase in net assets resulting from operations	4,462,547	38,560,059
Capital transactions
Transactions in investors’ beneficial interests
Contributions	58,677,235	29,912,651
Withdrawals	(95,272,661)	(70,686,869)
Net decrease in net assets resulting from capital transactions	(36,595,426)	(40,774,218)
Total decrease in net assets	(32,132,879)	(2,214,159)
Net assets
Beginning of period	261,915,857	264,130,016
End of period	$229,782,978	$261,915,857
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	2.46%	15.72%	2.29%	(0.12)%
Ratios to average net assets (annualized)
Gross expenses	0.10%	0.10%	0.09%	0.08%
Net expenses	0.06% [3]	0.07%	0.08%	0.08%
Net investment income	3.24%	3.59%	3.74%	3.48%
Supplemental data
Portfolio turnover rate	37%	18%	25%	61%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.04% higher.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  25

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

26  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Notes to financial statements
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $210,645,419 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$18,062,889
Gross unrealized losses	(405,439)
Net unrealized gains	$17,657,450
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 186,513,720	$0	$ 186,513,720
Yankee corporate bonds and notes	0	40,911,494	0	40,911,494
Short-term investments
Investment companies	877,655	0	0	877,655
Total assets	$877,655	$227,425,214	$0	$228,302,869
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  27

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $81,904,148 and $107,463,044, respectively.
6. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a

28  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Notes to financial statements
variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  29

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Investment Grade Corporate Bond Portfolio (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

30  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  31

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32  |  Wells Fargo Investment Grade Corporate Bond Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Investment Grade Corporate Bond Portfolio  |  33

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

34  |  Wells Fargo Investment Grade Corporate Bond Portfolio

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo Strategic Retirement
Bond Portfolio

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Strategic Retirement Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Jay N. Mueller, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk
Ten largest holdings (%) as of February 28, 2021[1]
TIPS, 0.38%, 7-15-2023	2.80
TIPS, 3.63%, 4-15-2028	2.72
TIPS, 0.63%, 1-15-2024	2.68
TIPS, 0.25%, 1-15-2025	2.64
TIPS, 0.13%, 1-15-2023	2.61
TIPS, 0.13%, 7-15-2024	2.51
TIPS, 0.38%, 7-15-2025	2.44
TIPS, 3.88%, 4-15-2029	2.29
TIPS, 0.63%, 4-15-2023	2.20
TIPS, 0.63%, 1-15-2026	2.20
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo Strategic Retirement Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.86%
FHLB	2.00%	9-9-2022	$ 200,000	$ 205,663
FHLB	2.13	6-9-2023	35,000	36,591
FHLB	2.50	2-13-2024	295,000	314,184
FHLB	2.75	12-13-2024	20,000	21,729
FHLB	3.25	6-9-2023	50,000	53,444
FNMA	0.38	7-21-2025	95,000	94,020
FNMA	0.38	8-25-2025	775,000	765,464
FNMA	0.45	4-7-2025	545,000	536,660
FNMA	1.75	7-2-2024	375,000	392,224
FNMA	1.88	9-24-2026	135,000	142,247
FNMA	2.13	4-24-2026	28,000	29,899
FNMA	2.63	9-6-2024	100,000	107,821
FNMA	2.88	9-12-2023	175,000	186,497
Total Agency securities (Cost $2,869,066)				2,886,443
U.S. Treasury securities: 97.74%
TIPS	0.13	4-15-2022	1,047,448	1,076,907
TIPS	0.13	7-15-2022	1,028,437	1,069,133
TIPS	0.13	1-15-2023	3,869,352	4,049,594
TIPS	0.13	7-15-2024	3,601,287	3,888,264
TIPS	0.13	10-15-2024	1,162,404	1,255,669
TIPS	0.13	4-15-2025	2,667,165	2,884,654
TIPS	0.13	10-15-2025	1,455,568	1,588,445
TIPS	0.13	7-15-2026	2,925,181	3,210,215
TIPS	0.13	1-15-2030	1,331,240	1,453,600
TIPS	0.13	7-15-2030	2,910,525	3,188,048
TIPS	0.13	1-15-2031	1,120,638	1,221,386
TIPS	0.25	1-15-2025	3,766,438	4,087,910
TIPS	0.25	7-15-2029	605,865	671,161
TIPS	0.38	7-15-2023	4,057,209	4,335,746
TIPS	0.38	7-15-2025	3,432,313	3,781,644
TIPS	0.38	1-15-2027	1,482,621	1,643,625
TIPS	0.38	7-15-2027	2,890,878	3,226,942
TIPS	0.50	4-15-2024	2,457,921	2,657,195
TIPS	0.50	1-15-2028	1,399,121	1,569,529
TIPS	0.63	4-15-2023	3,219,233	3,418,674
TIPS	0.63	1-15-2024	3,846,735	4,161,687
TIPS	0.63	1-15-2026	3,063,823	3,417,719
TIPS	0.75	7-15-2028	2,345,066	2,693,025
TIPS	0.88	1-15-2029	1,583,432	1,832,420
TIPS	1.75	1-15-2028	733,541	889,304
TIPS	2.00	1-15-2026	2,270,314	2,691,386
TIPS	2.38	1-15-2025	1,207,693	1,414,982
TIPS	2.38	1-15-2027	1,508,565	1,858,777
TIPS	2.50	1-15-2029	1,000,857	1,292,924
TIPS	3.63	4-15-2028	3,116,105	4,219,035
TIPS	3.88	4-15-2029	2,511,274	3,554,287
U.S. Treasury Bond	1.50	2-15-2030	475,000	482,199
U.S. Treasury Bond	2.88	5-15-2028	645,000	723,030
U.S. Treasury Bond	6.13	11-15-2027	215,000	286,278
U.S. Treasury Bond	6.13	8-15-2029	115,000	160,578
U.S. Treasury Bond	6.38	8-15-2027	125,000	167,397
U.S. Treasury Bond	6.88	8-15-2025	20,000	25,531
U.S. Treasury Note	0.13	4-30-2022	1,135,000	1,135,177
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Retirement Bond Portfolio  |  3

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	5-31-2022	$1,115,000	$ 1,115,174
U.S. Treasury Note	0.13	6-30-2022	1,155,000	1,155,406
U.S. Treasury Note	0.13	7-31-2022	1,170,000	1,170,137
U.S. Treasury Note	0.13	8-31-2022	1,205,000	1,205,047
U.S. Treasury Note	0.13	9-30-2022	1,230,000	1,230,096
U.S. Treasury Note	0.13	10-31-2022	1,250,000	1,250,000
U.S. Treasury Note	0.13	7-15-2023	1,135,000	1,133,448
U.S. Treasury Note	0.13	9-15-2023	1,210,000	1,207,448
U.S. Treasury Note	0.13	10-15-2023	1,230,000	1,226,925
U.S. Treasury Note	0.13	12-15-2023	1,335,000	1,330,307
U.S. Treasury Note	0.13	1-15-2024	1,180,000	1,175,206
U.S. Treasury Note	0.25	6-15-2023	1,110,000	1,111,864
U.S. Treasury Note	0.25	11-15-2023	1,275,000	1,275,398
U.S. Treasury Note	0.25	6-30-2025	1,180,000	1,162,853
U.S. Treasury Note	0.25	7-31-2025	1,200,000	1,181,484
U.S. Treasury Note	0.25	8-31-2025	1,225,000	1,204,376
U.S. Treasury Note	0.25	9-30-2025	1,245,000	1,222,823
U.S. Treasury Note	0.25	10-31-2025	1,250,000	1,226,514
U.S. Treasury Note	0.38	3-31-2022	1,120,000	1,123,063
U.S. Treasury Note	0.38	7-31-2027	1,160,000	1,113,645
U.S. Treasury Note	0.38	9-30-2027	1,280,000	1,224,650
U.S. Treasury Note	0.50	6-30-2027	320,000	310,113
U.S. Treasury Note	0.50	8-31-2027	700,000	676,156
U.S. Treasury Note	0.50	10-31-2027	1,245,000	1,199,431
U.S. Treasury Note	0.63	11-30-2027	1,295,000	1,256,352
U.S. Treasury Note	0.63	5-15-2030	1,575,000	1,475,271
U.S. Treasury Note	0.63	8-15-2030	1,780,000	1,661,797
U.S. Treasury Note	1.13	2-28-2025	1,125,000	1,152,334
U.S. Treasury Note	1.13	2-15-2031	915,000	892,554
U.S. Treasury Note	1.25	7-31-2023	488,000	500,467
U.S. Treasury Note	1.38	6-30-2023	489,000	502,486
U.S. Treasury Note	1.38	8-31-2023	490,000	504,336
U.S. Treasury Note	1.38	9-30-2023	339,000	349,183
U.S. Treasury Note	1.38	8-31-2026	380,000	391,044
U.S. Treasury Note	1.50	3-31-2023	40,000	41,120
U.S. Treasury Note	1.50	8-15-2026	325,000	336,591
U.S. Treasury Note	1.63	8-15-2022	365,000	372,984
U.S. Treasury Note	1.63	11-15-2022	1,240,000	1,271,630
U.S. Treasury Note	1.63	4-30-2023	483,000	498,226
U.S. Treasury Note	1.63	5-31-2023	435,000	449,104
U.S. Treasury Note	1.63	10-31-2023	486,000	504,073
U.S. Treasury Note	1.63	2-15-2026	663,000	692,602
U.S. Treasury Note	1.63	5-15-2026	1,144,000	1,194,050
U.S. Treasury Note	1.63	11-30-2026	410,000	426,896
U.S. Treasury Note	1.75	3-31-2022	484,000	492,602
U.S. Treasury Note	1.75	5-31-2022	507,000	517,437
U.S. Treasury Note	1.75	6-30-2022	305,000	311,684
U.S. Treasury Note	1.75	9-30-2022	420,000	430,763
U.S. Treasury Note	1.75	1-31-2023	10,000	10,309
U.S. Treasury Note	1.75	5-15-2023	130,000	134,504
U.S. Treasury Note	1.75	6-30-2024	1,015,000	1,061,983
U.S. Treasury Note	1.75	11-15-2029	85,000	88,267
U.S. Treasury Note	1.88	4-30-2022	505,000	515,435
U.S. Treasury Note	1.88	8-31-2022	417,000	427,897
U.S. Treasury Note	1.88	8-31-2024	160,000	168,288
The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Strategic Retirement Bond Portfolio

Portfolio of investments—February 28, 2021

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.88%	7-31-2026	$ 20,000	$ 21,127
U.S. Treasury Note	2.00	7-31-2022	190,000	195,039
U.S. Treasury Note	2.00	11-30-2022	1,220,000	1,259,745
U.S. Treasury Note	2.00	2-15-2023	285,000	295,331
U.S. Treasury Note	2.00	4-30-2024	10,000	10,532
U.S. Treasury Note	2.00	5-31-2024	269,000	283,490
U.S. Treasury Note	2.00	6-30-2024	185,000	195,124
U.S. Treasury Note	2.00	2-15-2025	597,000	632,120
U.S. Treasury Note	2.00	8-15-2025	645,000	684,708
U.S. Treasury Note	2.00	11-15-2026	520,000	552,358
U.S. Treasury Note	2.13	12-31-2022	510,000	528,547
U.S. Treasury Note	2.13	2-29-2024	378,000	398,731
U.S. Treasury Note	2.13	3-31-2024	500,000	527,988
U.S. Treasury Note	2.13	5-15-2025	1,190,000	1,268,419
U.S. Treasury Note	2.25	12-31-2023	472,000	498,550
U.S. Treasury Note	2.25	1-31-2024	474,000	501,292
U.S. Treasury Note	2.25	4-30-2024	235,000	249,302
U.S. Treasury Note	2.25	10-31-2024	490,000	522,711
U.S. Treasury Note	2.25	11-15-2024	1,245,000	1,328,113
U.S. Treasury Note	2.25	11-15-2025	1,230,000	1,320,472
U.S. Treasury Note	2.25	2-15-2027	485,000	522,379
U.S. Treasury Note	2.25	8-15-2027	480,000	517,050
U.S. Treasury Note	2.25	11-15-2027	650,000	699,918
U.S. Treasury Note	2.38	8-15-2024	1,280,000	1,368,000
U.S. Treasury Note	2.38	5-15-2027	1,118,000	1,213,292
U.S. Treasury Note	2.50	5-15-2024	455,000	486,903
U.S. Treasury Note	2.63	12-31-2023	375,000	400,078
U.S. Treasury Note	2.63	3-31-2025	345,000	374,298
U.S. Treasury Note	2.63	1-31-2026	445,000	486,510
U.S. Treasury Note	2.63	2-15-2029	1,235,000	1,367,087
U.S. Treasury Note	2.75	8-31-2023	15,000	15,952
U.S. Treasury Note	2.75	11-15-2023	1,206,000	1,287,876
U.S. Treasury Note	2.75	2-15-2024	585,000	627,664
U.S. Treasury Note	2.75	8-31-2025	325,000	355,799
U.S. Treasury Note	2.75	2-15-2028	520,000	577,566
U.S. Treasury Note	2.88	4-30-2025	470,000	515,146
U.S. Treasury Note	2.88	5-31-2025	490,000	537,737
U.S. Treasury Note	2.88	11-30-2025	125,000	137,930
U.S. Treasury Note	2.88	8-15-2028	390,000	437,821
U.S. Treasury Note	3.13	11-15-2028	370,000	422,638
U.S. Treasury Note	6.00	2-15-2026	146,000	183,760
U.S. Treasury Note	6.50	11-15-2026	30,000	39,435
U.S. Treasury Note	6.63	2-15-2027	235,000	313,514
U.S. Treasury Note	6.75	8-15-2026	220,000	290,048
Total U.S. Treasury securities (Cost $148,067,944)				151,600,010

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Retirement Bond Portfolio  |  5

Portfolio of investments—February 28, 2021

		Yield	Shares	Value
Short-term investments: 0.43%
Investment companies: 0.43%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	671,302	$ 671,302
Total Short-term investments (Cost $671,302)				671,302
Total investments in securities (Cost $151,608,312)	100.03%			155,157,755
Other assets and liabilities, net	(0.03)			(42,171)
Total net assets	100.00%			$155,115,584

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
TIPS	Treasury inflation-protected securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$281,311	$106,319,673	$(105,929,682)	$0	$0	$671,302	0.43%	671,302	$473
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Strategic Retirement Bond Portfolio

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $150,937,010)	$ 154,486,453
Investments in affiliated securites, at value (cost $671,302)	671,302
Receivable for investments sold	1,250,947
Receivable for interest	348,878
Prepaid expenses and other assets	592
Total assets	156,758,172
Liabilities
Payable for investments purchased	1,590,741
Trustees’ fees and expenses payable	857
Advisory fee payable	683
Accrued expenses and other liabilities	50,307
Total liabilities	1,642,588
Total net assets	$155,115,584
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Retirement Bond Portfolio  |  7

Statement of operations—year ended February 28, 2021

Investment income
Interest	$ 996,071
Income from affiliated securities	473
Total investment income	996,544
Expenses
Advisory fee	46,207
Custody and accounting fees	8,873
Professional fees	44,462
Interest holder report expenses	8,387
Trustees’ fees and expenses	19,595
Other fees and expenses	8,276
Total expenses	135,800
Less: Fee waivers and/or expense reimbursements	(72,681)
Net expenses	63,119
Net investment income	933,425
Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,078,112
Net change in unrealized gains (losses) on investments	620,830
Net realized and unrealized gains (losses) on investments	1,698,942
Net increase in net assets resulting from operations	$2,632,367
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Strategic Retirement Bond Portfolio

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 933,425	$ 1,640,300
Net realized gains on investments	1,078,112	168,387
Net change in unrealized gains (losses) on investments	620,830	3,638,073
Net increase in net assets resulting from operations	2,632,367	5,446,760
Capital transactions
Transactions in investors’ beneficial interests
Contributions	110,512,241	11,312,659
Withdrawals	(33,932,360)	(13,995,099)
Net increase (decrease) in net assets resulting from capital transactions	76,579,881	(2,682,440)
Total increase in net assets	79,212,248	2,764,320
Net assets
Beginning of period	75,903,336	73,139,016
End of period	$155,115,584	$ 75,903,336
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	3.73%	7.75%	2.47%	(1.40)%
Ratios to average net assets (annualized)
Gross expenses	0.15%	0.18%	0.16%	0.17%
Net expenses	0.07% [3]	0.11%	0.14%	0.17%
Net investment income	1.01%	2.27%	2.23%	1.45%
Supplemental data
Portfolio turnover rate	44%	41%	23%	193%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Strategic Retirement Bond Portfolio

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

Wells Fargo Strategic Retirement Bond Portfolio  |  11

Notes to financial statements
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $151,627,361 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,549,443
Gross unrealized losses	(19,049)
Net unrealized gains	$3,530,394
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 2,886,443	$0	$ 2,886,443
U.S. Treasury securities	151,600,010	0	0	151,600,010
Short-term investments
Investment companies	671,302	0	0	671,302
Total assets	$152,271,312	$2,886,443	$0	$155,157,755
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

12  |  Wells Fargo Strategic Retirement Bond Portfolio

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$116,659,048	$885,181	$39,485,079	$786,432
6. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a

Wells Fargo Strategic Retirement Bond Portfolio  |  13

Notes to financial statements
variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

14  |  Wells Fargo Strategic Retirement Bond Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Strategic Retirement Bond Portfolio (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

Wells Fargo Strategic Retirement Bond Portfolio  |  15

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16  |  Wells Fargo Strategic Retirement Bond Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Strategic Retirement Bond Portfolio  |  17

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

18  |  Wells Fargo Strategic Retirement Bond Portfolio

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Strategic Retirement Bond Portfolio  |  19

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

Annual Report
February 28, 2021
Wells Fargo U.S. REIT Portfolio

 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo U.S. REIT Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Wells Fargo US REIT Index before fees and expenses.
Adviser	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Petros N. Bocray, CFA®‡
Ten largest holdings (%) as of February 28, 2021[1]
Prologis Incorporated	9.59
Digital Realty Trust Incorporated	4.89
Simon Property Group Incorporated	4.75
Public Storage Incorporated	4.52
Welltower Incorporated	3.74
AvalonBay Communities Incorporated	3.19
Equity Residential	3.12
Alexandria Real Estate Equities Incorporated	3.01
Ventas Incorporated	2.67
Essex Property Trust Incorporated	2.19
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Wells Fargo U.S. REIT Portfolio

Portfolio of investments—February 28, 2021

	Shares	Value
Common stocks: 99.43%
Real estate: 99.43%
Equity REITs: 99.43%
Acadia Realty Trust	2,860	$ 54,080
Alexander & Baldwin Incorporated	2,276	39,762
Alexandria Real Estate Equities Incorporated	4,820	769,706
American Assets Trust Incorporated	1,574	48,920
American Campus Communities Incorporated	4,590	188,006
American Homes 4 Rent Class A	9,242	287,796
Americold Realty Trust	8,316	291,393
Apartment Investment & Management Company Class A	4,908	23,362
Apple Hospitality REIT Incorporated	6,381	90,929
AvalonBay Communities Incorporated	4,646	816,535
Boston Properties Incorporated	4,789	474,734
Brandywine Realty Trust	5,559	67,987
Brixmor Property Group Incorporated	9,954	195,895
Brookfield Property REIT Class A	1,229	21,508
Camden Property Trust	3,222	335,571
Colony Capital Incorporated	15,756	93,276
Columbia Property Trust Incorporated	3,779	53,359
Community Healthcare Trust Incorporated	747	32,741
Corporate Office Properties Trust	3,722	96,772
Cousins Properties Incorporated	5,037	168,941
CubeSmart	6,497	240,129
DiamondRock Hospitality †	6,568	66,468
Digital Realty Trust Incorporated	9,283	1,250,699
Diversified Healthcare Trust	8,103	36,464
Douglas Emmett Incorporated	5,592	183,138
Duke Realty Corporation	12,570	493,373
Easterly Government Properties Incorporated	2,697	59,280
EastGroup Properties Incorporated	1,299	176,807
Empire State Realty Trust Incorporated Class A	5,691	62,658
Equity Commonwealth	3,894	109,850
Equity Lifestyle Properties Incorporated	5,552	342,281
Equity Residential	12,206	798,394
Essential Properties Realty	3,556	82,499
Essex Property Trust Incorporated	2,195	559,264
Extra Space Storage Incorporated	4,271	536,865
Federal Realty Investment Trust	2,504	253,330
First Industrial Realty Trust Incorporated	4,344	185,532
Gaming and Leisure Properties Incorporated	7,299	324,076
Gladstone Land REIT Corporation	707	12,648
Healthcare Realty Trust Incorporated	4,555	131,457
Healthcare Trust of America Incorporated Class A	7,367	200,088
Healthpeak Properties Incorporated	18,154	528,100
Highwoods Properties Incorporated	3,450	137,862
Host Hotels & Resorts Incorporated	23,929	396,982
Hudson Pacific Properties Incorporated	5,072	129,792
Independence Realty Trust Incorporated	3,162	44,394
Industrial Logistics Properties Trust	2,111	44,901
Innovative Industrial Properties Incorporated	815	158,925
Invitation Homes Incorporated	18,867	549,784
Iron Mountain Incorporated	9,439	328,383
JBG Smith Properties	4,187	132,937
Kilroy Realty Corporation	3,921	248,827
The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  3

Portfolio of investments—February 28, 2021

	Shares	Value
Equity REITs (continued)
Kimco Realty Corporation	14,070	$ 257,903
Kite Realty Group Trust	2,767	53,043
Lamar Advertising Company Class A	2,882	249,552
Life Storage Incorporated	2,390	200,521
LTC Properties Incorporated	1,294	52,938
Mack-Cali Realty Corporation	2,593	36,224
Mid-America Apartment Communities Incorporated	3,822	514,938
National Health Investors Incorporated	1,456	99,401
National Storage Affiliates Trust	1,774	68,388
NexPoint Residential Trust Incorporated	719	29,508
Office Properties Income Trust	1,592	40,262
Outfront Media Incorporated	4,693	95,174
Paramount Group Incorporated	6,142	56,936
Park Hotels & Resorts Incorporated	7,720	167,910
Pebblebrook Hotel Trust	4,323	97,959
Piedmont Office Realty Trust Incorporated Class A	4,058	69,229
Prologis Incorporated	24,762	2,453,171
PS Business Parks Incorporated	663	96,042
Public Storage Incorporated	4,943	1,156,365
Regency Centers Corporation	5,603	306,932
Retail Opportunity Investment Corporation	3,820	60,394
Rexford Industrial Realty Incorporated	4,417	210,779
RLJ Lodging Trust	5,416	85,031
Ryman Hospitality Properties Incorporated	1,666	128,765
Safehold Incorporated REIT	544	41,480
Seritage Growth Property Class A †	1,183	23,885
Service Properties Trust	5,756	73,907
Simon Property Group Incorporated	10,756	1,214,568
SITE Centers Corporation	5,136	68,515
SL Green Realty Corporation	2,339	161,555
STAG Industrial Incorporated	5,343	168,572
Summit Hotel Properties Incorporated	3,522	36,453
Sun Communities Incorporated	3,532	536,687
Sunstone Hotel Investors Incorporated	7,222	95,403
Tanger Factory Outlet Centers Incorporated	3,491	54,948
Terreno Realty Corporation	2,238	125,418
The Geo Group Incorporated	3,979	28,649
The Macerich Company	4,472	57,778
UDR Incorporated	9,788	402,972
Uniti Group Incorporated	7,658	91,207
Urban Edge Properties	3,740	61,710
Ventas Incorporated	12,931	684,050
VICI Properties Incorporated	18,140	516,990
Vornado Realty Trust	5,900	253,346
Washington REIT	2,683	60,421
Weingarten Realty Investors	4,120	104,607
Welltower Incorporated	14,111	958,137
Xenia Hotels & Resorts Incorporated	3,849	76,865
Total Common stocks (Cost $20,345,383)		25,442,948

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo U.S. REIT Portfolio

Portfolio of investments—February 28, 2021

		Yield	Shares	Value
Short-term investments: 0.52%
Investment companies: 0.52%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	133,673	$ 133,673
Total Short-term investments (Cost $133,673)				133,673
Total investments in securities (Cost $20,479,056)	99.95%			25,576,621
Other assets and liabilities, net	0.05			12,082
Total net assets	100.00%			$25,588,703

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$239,974	$16,400,677	$(16,506,978)	$0	$0	$133,673	0.52%	133,673	$342
The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  5

Statement of assets and liabilities—February 28, 2021

Assets
Investments in unaffiliated securities, at value (cost $20,345,383)	$ 25,442,948
Investments in affiliated securites, at value (cost $133,673)	133,673
Receivable for dividends	13,530
Receivable from adviser	4,094
Prepaid expenses and other assets	21,307
Total assets	25,615,552
Liabilities
Professional fees payable	18,846
Payable for investments purchased	7,146
Trustees’ fees and expenses payable	857
Total liabilities	26,849
Total net assets	$25,588,703
The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo U.S. REIT Portfolio

Statement of operations—year ended February 28, 2021

Investment income
Dividends	$ 503,113
Income from affiliated securities	342
Total investment income	503,455
Expenses
Advisory fee	24,315
Custody and accounting fees	26,537
Professional fees	32,294
Interest holder report expenses	7,299
Trustees’ fees and expenses	19,595
Other fees and expenses	5,582
Total expenses	115,622
Less: Fee waivers and/or expense reimbursements	(80,526)
Net expenses	35,096
Net investment income	468,359
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,599,946)
Net change in unrealized gains (losses) on investments	2,960,497
Net realized and unrealized gains (losses) on investments	1,360,551
Net increase in net assets resulting from operations	$ 1,828,910
The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  7

Statement of changes in net assets

	Year ended February 28, 2021	Year ended February 29, 2020
Operations
Net investment income	$ 468,359	$ 908,484
Net realized gains (losses) on investments	(1,599,946)	3,095,201
Net change in unrealized gains (losses) on investments	2,960,497	(2,169,132)
Net increase in net assets resulting from operations	1,828,910	1,834,553
Capital transactions
Transactions in investors’ beneficial interests
Contributions	11,785,224	5,390,330
Withdrawals	(13,636,052)	(25,181,044)
Net decrease in net assets resulting from capital transactions	(1,850,828)	(19,790,714)
Total decrease in net assets	(21,918)	(17,956,161)
Net assets
Beginning of period	25,610,621	43,566,782
End of period	$ 25,588,703	$ 25,610,621
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo U.S. REIT Portfolio

Financial highlights
	Year ended February 28	Year ended February 29	Year ended February 28
	2021	2020	2019	2018 [1]
Total return[2]	3.45%	2.65%	19.52%	(8.74)%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.43%	0.26%	0.33%
Net expenses	0.14% [3]	0.19%	0.23%	0.32%
Net investment income	1.93%	2.73%	2.91%	2.53%
Supplemental data
Portfolio turnover rate	71%	26%	20%	51%

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, expenses were voluntarily waived by the adviser. Without the voluntary expense waiver, the net expense ratio would have been 0.34% higher.
The accompanying notes are an integral part of these financial statements.

Wells Fargo U.S. REIT Portfolio  |  9

Notes to financial statements
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo U.S. REIT Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Investment Company Act of 1933.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the adviser to the Portfolio, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Portfolio's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Portfolio's investment management agreement and sub-advisory agreement. The Portfolio's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the interest holders of the Portfolio for approval, and, if approved by interest holders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.

10  |  Wells Fargo U.S. REIT Portfolio

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $24,687,204 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 5,011,877
Gross unrealized losses	(4,122,460)
Net unrealized gains	$ 889,417
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$ 25,442,948	$0	$0	$ 25,442,948
Short-term investments
Investment companies	133,673	0	0	133,673
Total assets	$25,576,621	$0	$0	$25,576,621
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). The adviser is responsible for implementing investment policies and guidelines and for supervising

Wells Fargo U.S. REIT Portfolio  |  11

Notes to financial statements
the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the year ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expenses ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2021 were $17,257,708 and $18,147,947, respectively.
6. BANK BORROWINGS
The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2021, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the real estate sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure

12  |  Wells Fargo U.S. REIT Portfolio

Notes to financial statements
requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo U.S. REIT Portfolio  |  13

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Wells Fargo Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo U.S. REIT Portfolio (the Portfolio), one of the portfolios constituting Wells Fargo Master Trust, including the portfolio of investments, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
April 27, 2021

14  |  Wells Fargo U.S. REIT Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo U.S. REIT Portfolio  |  15

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

16  |  Wells Fargo U.S. REIT Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo U.S. REIT Portfolio  |  17

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

18  |  Wells Fargo U.S. REIT Portfolio

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2021	Fiscal year ended February 29, 2020
Audit fees	$438,160	$326,720
Audit-related fees	—	—
Tax fees (1)	79,540	65,530
All other fees	—	—

	$ 517,700	$ 392,250

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services. If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date: April 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date: April 27, 2021

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: April 27, 2021